UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549
                                          --------

                                         FORM N-CSR
                                          --------

                     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                   INVESTMENT COMPANIES

                        INVESTMENT COMPANY ACT FILE NUMBER 811-6557

                                     STI CLASSIC FUNDS
                    (Exact name of registrant as specified in charter)
                                          --------


                                       2 Oliver Street
                                      Boston, MA 02109
                    (Address of principal executive offices) (Zip code)

                               Trusco Capital Management, Inc.
                                 50 Hurt Plaza; Suite 1400
                                 Atlanta, Georgia 30303
                        (Name and address of agent for service)

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                            DATE OF FISCAL YEAR END: MAY 31, 2004

                        DATE OF REPORTING PERIOD: NOVEMBER 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.
                SEMI-ANNUAL
                ................................................................
                FINANCIAL REPORT
                ................................................................
                STI CLASSIC FIXED INCOME FUNDS
                ................................................................
                A Family of Mutual Funds



                November 30, 2003

                [STI Classic Funds Logo Omitted]

Dear Valued STI Classic Funds' Shareholder:

Following a rough first quarter, investors enjoyed above-average annualized equity market returns, while the fixed-income markets experienced a modest decline. The stock market, as measured by the S&P 500 Index, rose 10.80% on a total return basis for the six months ended November 30, 2003, while bonds, as measured by the Lehman Aggregate Bond Index, slipped 1.03%. This continued broadly based, positive equity market performance was most welcome following the worst three-year market since the 1930s. We remain positive on the economy and the stock market looking forward, but we also see some factors emerging in 2004 that could generate short-term turbulence.

The year got off to a rocky start amid a myriad of concerns including a sluggish economy, potential deflation, corporate malfeasance, and war with Iraq; any one of which would be sufficient to cause market turmoil. Layoffs, inventory reductions, and other cost cutting measures continued as corporations struggled to regain profitability. The S&P 500 Index fell 14.5% between November 30, 2002 and mid-March 2003. However, the consumer received new financial stimulus from another sharp drop in mortgage rates, an accommodative monetary policy from the Federal Reserve, and passage of a new tax cut package. This influx of funds, along with a competitive pricing environment, was enough to keep consumers in a buying mood despite a continued weak job market, and companies made significant strides in returning to profitability. By the fall of Baghdad in early April, it was evident that corporate earnings had turned the corner, and investors exited low-yielding bonds and money market funds in favor of stocks.

Within the equity markets, small-cap and international stocks generated the strongest returns, reinforcing the value of having a diversified portfolio. The S&P SmallCap 600 Index rose 23.90%, and the MSCI EAFE Index returned 20.26% between May 31 and November 30, 2003. Within the large-cap equity arena, which includes the S&P 500 Index, the initial market rally favored lower quality companies with severely depressed prices; what some have referred to as a "dash to trash." Higher quality companies with stronger earnings growth trailed. Within the fixed-income markets, the improving economy benefited credit-sensitive sectors, such as the corporate bond market, on a relative basis, while the high-yield market in particular surged over 9%.

Looking ahead, our expectations for the economy remain positive, highlighted by renewed job growth and further corporate capital investment. We remain positive on equities, but believe returns will be more challenging in the coming year. Thus, greater price sensitivity on individual issues is warranted. Deflation fears are abating, but the Federal Reserve will likely keep rates at or near the current four-decade low for a "considerable period", which should further support the expansion. Government spending will continue to be strong, and the decline in the dollar will improve the value of multinational foreign earnings. These factors, along with 2004 being a Presidential election year, should help sustain a favorable climate for corporate earnings and stock prices. However, over the near-term, the market advance could pause, consolidate, and digest the recent rally before moving higher. In the fixed-income markets, low inflation and a steady Federal Reserve policy should continue to support bond valuations over the near-term, but cyclical economic forces are likely to put pressure on inflation and lift bond yields from the current secular low.

We believe our emphasis on fundamental research on each company security we purchase will provide the kind of strong relative performance that our clients have come to know and expect from the STI Classic family of mutual funds. We thank you for the confidence and trust you show by investing in our Funds, and we will continue to earn and validate that trust.



                                   Sincerely,


                                  /s/Douglas S. Phillips


                                  Douglas S. Phillips, CFA

                                  Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (86.5%)
FLORIDA (76.5%)
   Alachua County, Health Facility
     Authority, Shands Teaching
     Hospital Project, Ser B, RB,
     MBIA (C)
     1.050%, 12/01/26                  $3,000      $  3,000
   Brevard County, Sales Tax
     Authority, RB, MBIA
     Prerefunded @ 101 (F)
     5.700%, 12/01/04                     100           106
   Brevard County, School Board,
     COP, AMBAC
     Callable 07/01/12 @ 100
     5.500%, 07/01/17                   1,360         1,516
     5.500%, 07/01/18                   3,015         3,341
   Brevard County, Utility Authority,
     RB, FGIC
     Callable 03/01/12 @ 100
     5.250%, 03/01/13                   1,000         1,115
     5.250%, 03/01/14                   1,000         1,105
   Broward County, Port Facilities
     Authority, Ser C, RB, AMT,
     MBIA
     5.375%, 09/01/08                   3,360         3,769
   Broward County, School Board,
     COP, MBIA
     Callable 07/01/13 @ 100
     5.250%, 07/01/15                   1,750         1,951
   Collier County, Water-Sewer
     District, Ser B, RB, FSA
     Callable 07/01/13 @ 100
     5.500%, 07/01/16                   2,125         2,409
   Dade County, Aviation Authority,
     Ser A, RB, AMBAC
     Callable 10/01/05 @ 102
     6.000%, 10/01/09                     500           550
   Dade County, Ser CC, GO,
     AMBAC
     7.125%, 10/01/15                   1,000         1,285
   Daytona Beach, Utility Systems
     Authority, Ser D, RB, FSA
     Callable 11/15/12 @ 100
     5.250%, 11/15/15                   1,000         1,110
   Deerfield Beach, Water & Sewer
     Authority, Refunding &
     Improvement Project,
     RB, FGIC
     6.125%, 10/01/06                     250           267

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Escambia County, Sales Tax
     Authority, RB, AMBAC
     Callable 10/01/12 @ 101
     5.250%, 10/01/15                 $ 2,165      $  2,416
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser B, GO
     Callable 06/01/08 @ 101
     5.250%, 06/01/11                   1,000         1,111
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser B, GO
     Callable 06/01/11 @ 101
     5.500%, 06/01/15                   3,000         3,361
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser B, GO, FGIC
     Callable 06/01/12 @ 101
     5.375%, 06/01/18                   2,130         2,353
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser C, GO
     Callable 06/01/05 @ 101
     5.400%, 06/01/10                   2,745         2,930
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser D, GO
     Callable 06/01/12 @ 100
     5.375%, 06/01/15                   1,535         1,714
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser D, GO
     Callable 06/01/10 @ 101
     5.625%, 06/01/15                   1,235         1,395
     5.500%, 06/01/14                     790           884
   Florida State, Board of Education,
     Capital Outlay, Ser C, GO, ETM
     Callable 01/05/04 @ 100
     7.100%, 06/01/07                     190           191
   Florida State, Board of Education,
     Lottery Revenue, Ser A, RB, FGIC
     Callable 07/01/10 @ 101
     6.000%, 07/01/12                   1,295         1,509
   Florida State, Board of Education,
     Lottery Revenue, Ser A, RB, FGIC
     Callable 07/01/12 @ 101
     5.375%, 07/01/15                   3,500         3,937
   Florida State, Board of Education,
     Lottery Revenue, Ser B, RB, FGIC
     Callable 07/01/10 @ 101
     5.500%, 07/01/12                   4,050         4,558

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Florida State, Board of Education,
     Public Education Project,
     Ser H, GO, FSA
     5.250%, 06/01/11                  $2,150      $  2,437
   Florida State, Boynton Beach, Utility
     System Authority, RB, FGIC
     5.500%, 11/01/16                   1,310         1,514
     5.375%, 11/01/14                   2,000         2,287
   Florida State, Division of Bond
     Finance, Department of General
     Services, Department of
     Environmental Protection &
     Preservation, Ser 2000-A, RB, FGIC
     Callable 07/01/09 @ 101
     5.375%, 07/01/11                   2,130         2,393
   Florida State, Division of Bond
     Finance, Department of General
     Services, Department of
     Environmental Protection &
     Preservation, Ser 2000-A,
     RB, MBIA
     6.000%, 07/01/06                   1,000         1,108
   Florida State, Housing Financing
     Authority, Homeowner Mortgage
     Project, Ser 7, RB, AMT, FSA
     Callable 07/01/09 @ 100
     5.200%, 01/01/31                     685           714
   Florida State, Jea-Johns River Power
     Park System, Issue 2 - 17th Ser, RB
     5.250%, 10/01/10                   2,000         2,262
   Florida State, Municipal Loan
     Council, Ser A, RB, MBIA
     5.000%, 05/01/12                   2,165         2,391
   Florida State, Municipal Power
     Agency, RB, AMBAC (C)
     0.900%, 10/01/30                   3,125         3,125
   Florida State, Turnpike Authority,
     Department of Transportation
     Project, Ser B, RB, AMBAC
     Callable 07/01/13 @ 101
     5.250%, 07/01/14                   2,215         2,494
   Greater Orlando, Aviation
     Authority, Airport Facilities,
     RB, AMT, FGIC
     5.500%, 10/01/17                   1,810         2,021
     5.250%, 10/01/13                     725           795
   Hillsborough County, Aviation
     Authority, Tampa International
     Airport Project, Ser A, RB, MBIA
     Callable 10/01/13 @ 100
     5.500%, 10/01/15                   3,000         3,314

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Hillsborough County, Industrial
     Development Authority,
     University Community Hospital
     Project, RB, MBIA
     6.500%, 08/15/19                  $  145      $    179
   Jacksonville, Electric Authority,
     Electrical Systems Project,
     Ser 3-A, RB
     Callable 10/01/07 @ 101
     5.250%, 10/01/13                   1,000         1,111
   Jacksonville, Sales Tax Revenue,
     RB, AMBAC
     Callable 10/01/11 @ 100
     5.500%, 10/01/13                   1,435         1,616
     5.500%, 10/01/14                   1,200         1,350
     5.500%, 10/01/15                   1,550         1,744
   Kissimmee, Utility Authority
     Electrical Systems, Refunding &
     Improvement Project, RB, FSA
     5.250%, 10/01/10                   2,000         2,278
   Lakeland, Electric & Water Authority,
     First Lien, Ser C, RB, FSA
     6.050%, 10/01/07                   1,000         1,146
   Lakeland, Utility Tax Authority,
     Ser A, RB, FGIC
     Prerefunded @ 102 (F)
     5.700%, 10/01/04                     100           106
   Lee County, Industrial Development
     Authority, Bonita Springs Utilities
     Project, RB, AMT, MBIA
     Callable 11/01/06 @ 101
     5.750%, 11/01/10                   1,480         1,641
   Lee County, Memorial Health
     Systems Hospital, Ser A, RB, FSA
     Callable 04/01/12 @ 100
     5.750%, 04/01/15                   1,000         1,131
   Lee County, Transportation Facilities
     Authority, Ser A, RB, AMBAC
     Callable 10/01/11 @ 100
     5.500%, 10/01/13                   2,000         2,252
   Miami, Parking Facilities Authority,
     RB, MBIA
     5.250%, 10/01/15                   1,000         1,131
   Miami-Dade County, Aviation
     Authority, Miami International
     Airport Project, Ser C, RB, MBIA
     5.000%, 10/01/09                   1,000         1,117
   Ocala, Capital Improvements, RB,
     AMBAC
     Callable 10/01/13 @ 100
     5.375%, 10/01/17                   1,610         1,800
     5.375%, 10/01/18                   1,700         1,887

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Orange County, Health Facilities
     Authority, Ser A, RB, ETM, MBIA
     6.250%, 10/01/07                  $1,120      $  1,296
   Orange County, Health Facilities
     Authority, Ser C, RB, ETM, MBIA
     6.250%, 10/01/16                   4,855         5,921
   Orange County, School Board
     Certificate Partnership, Ser A,
     COP, MBIA
     Callable 08/01/12 @ 100
     5.500%, 08/01/18                   2,335         2,589
   Orlando, Utilities Commission
     Water & Sewer Authority,
     Sub-Ser D, RB, ETM
     6.750%, 10/01/17                   5,385         6,718
   Osceola County, Tourist
     Development Tax Authority,
     Ser A, RB, FGIC
     Callable 10/01/12 @ 100
     5.500%, 10/01/15                   1,000         1,130
   Palm Beach County, Criminal
     Justice Facility, RB
     5.000%, 06/01/15                   1,865         2,061
   Palm Beach County, Land
     Acquisition Program Authority,
     Ser A, GO
     Callable 06/01/11 @ 100
     5.500%, 06/01/16                   1,200         1,353
     5.375%, 06/01/13                   2,260         2,538
     5.375%, 06/01/14                   1,050         1,172
   Palm Beach County, Recreational &
     Cultural Facilities, GO
     Callable 07/01/13 @ 100
     5.000%, 07/01/19                   1,395         1,487
   Palm Beach County, School Board
     Authority, Ser C, COP, FSA
     Callable 08/01/12 @ 100
     5.500%, 08/01/14                   2,735         3,080
     5.500%, 08/01/19                   5,305         5,859
   Palm Beach County, Solid Waste
     Authority, Ser A, RB,
     ETM, AMBAC
     6.000%, 10/01/09                     300           355
   Pensacola, Airport Authority, Ser A,
     RB, AMT, MBIA
     6.250%, 10/01/09                     505           587
   Pensacola, Airport Authority, Ser A,
     RB, AMT, MBIA
     Callable 10/01/08 @ 102
     6.000%, 10/01/12                   1,075         1,212
   Plant City, Utility Systems
     Authority, Refunding &
     Improvements Project, RB, MBIA
     6.000%, 10/01/15                     400           482

--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Polk County, Utility Systems
     Authority, RB, ETM, FGIC
     6.000%, 10/01/08                  $2,250      $  2,513
   Polk County, Utility Systems
     Authority, RB, FGIC
     Callable 10/01/13 @ 100
     5.250%, 10/01/19                   3,270         3,563
     5.250%, 10/01/20                   2,940         3,187
   Port Orange, Water & Sewer
     Authority, RB, AMBAC
     Callable 10/01/12 @ 101
     5.000%, 10/01/16                   1,345         1,459
   Reedy Creek, Improvements
     District, Ser 1, RB, MBIA
     6.000%, 10/01/04                   2,495         2,596
     6.000%, 10/01/05                   2,645         2,867
   Sarasota County, Public Hospitals
     Board, Sarasota Memorial
     Hospital, Ser B, RB, MBIA
     5.250%, 07/01/14                   2,000         2,230
   Suwannee County, Health Facilities
     Authority, Shands Teaching
     Hospital, Ser B, RB, MBIA (C)
     1.050%, 12/01/26                   2,500         2,500
   Tampa, Guaranteed Entitlement
     Authority, RB, AMBAC
     6.000%, 10/01/18                     500           590
   Tampa, Sales Tax Authority, Ser A,
     RB, AMBAC
     Callable 10/01/11 @ 101
     5.375%, 10/01/14                   1,640         1,831
   Volusia County, Health Facility
     Authority, Aces Pooled Hospital
     Loan Program, RB, FGIC (C)
     1.060%, 11/01/15                   2,350         2,350
                                                   --------
                                                    158,753
                                                   --------
PUERTO RICO (10.0%)
   Puerto Rico Commonwealth,
     Electric Power Authority,
     RB, MBIA
     5.000%, 07/01/20                   2,000         2,192
   Puerto Rico Commonwealth,
     Government Development
     Authority, RB, MBIA (C)
     Callable 12/01/03 @ 100
     1.010%, 12/01/15                   7,000         7,000
   Puerto Rico Commonwealth,
     Municipal Finance Agency,
     Ser A, RB, FSA
     Callable 08/01/12 @ 100
     5.250%, 08/01/14                   4,330         4,841
     5.250%, 08/01/16                   1,020         1,130

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser A, RB,
     ETM, AMBAC
     6.750%, 07/01/05                  $3,000      $  3,257
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A,
     GO, FGIC
     5.500%, 07/01/11                   1,000         1,159
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A,
     GO, MBIA
     5.500%, 07/01/18                   1,000         1,159
                                                   --------
                                                     20,738
                                                   --------
Total Municipal Bonds
     (Cost $173,357)                                179,491
                                                   --------
CASH EQUIVALENTS (9.5%)
   Federated Tax Free
     Reserve Fund                   9,659,885         9,660
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund    9,918,268         9,918
                                                   --------
Total Cash Equivalents
     (Cost $19,578)                                  19,578
                                                   --------
REPURCHASE AGREEMENT (3.1%)
   Lehman  Brothers
     0.975%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $6,369,943
     (collateralized by U.S.Treasury
     Notes; total market value
     $6,497,595) (G)                   $6,369         6,369
                                                   --------
Total Repurchase Agreement
     (Cost $6,369)                                    6,369
                                                   --------
Total Investments (99.1%)
   (Cost $199,304)                                  205,438
                                                   --------
OTHER ASSETS AND LIABILITIES (0.9%)
Investment Advisory Fees Payable                       (100)
Distribution Fees Payable                               (16)
Administration Fees Payable                             (12)
Custody Fees Payable                                     (3)
Other Assets and Liabilities, Net                     2,013
                                                   --------
Total Other Assets and Liabilities                    1,882
                                                   --------

--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 14,993,275 outstanding shares
   of beneficial interest                          $161,422
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 518,099 outstanding shares
   of beneficial interest                             5,551
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 2,682,833 outstanding shares
   of beneficial interest                            29,549
Undistributed net investment income                      11
Accumulated net realized gain on investments          4,653
Net unrealized appreciation on investments            6,134
                                                   --------
Total Net Assets (100.0%)                          $207,320
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($170,790,189 / 14,993,275 shares)                $11.39
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($5,902,646 / 518,099 shares)                     $11.39
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($11.39 / 96.25%)                        $11.83
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($30,627,134 / 2,682,833 shares)                  $11.42
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (99.9%)
GEORGIA (95.2%)
   Atlanta & Fulton Counties,
     Recreational Authority, Park
     Improvement, RB, AMBAC
     Callable 12/01/10 @ 101
     5.500%, 12/01/13                  $1,005      $  1,137
   Atlanta, Water & Sewer, RB, ETM
     6.000%, 01/01/11                   1,000         1,183
   Atlanta, Water & Wastewater,
     Ser C, RB, FSA (C)
     1.080%, 11/01/41                   2,650         2,650
   Augusta, Water & Sewer, RB, FSA
     Callable 10/01/12 @ 100
     5.250%, 10/01/21                   1,250         1,339
   Brunswick, Water & Sewer,
     Refunding & Improvement
     Project, RB, MBIA
     6.100%, 10/01/14                   1,000         1,204
   Burke County, Development
     Authority, Pollution Control,
     Vogtle Project, RB (C)
     1.280%, 10/01/32                   1,600         1,600
     1.150%, 10/01/32                   3,775         3,775
   Carroll County, Water & Sewer
     Authority, RB, AMBAC
     Callable 07/01/12 @ 101
     5.250%, 07/01/21                   1,115         1,197
   Central Valdosta, Development
     Authority, Lowndes County
     Judicial Project, RB (H)
     Callable 06/01/13 @ 102
     5.250%, 06/01/21                   1,885         2,048
   Clarke County, Hospital Authority,
     Athens Regional Medical
     Control Project, RB, MBIA
     5.375%, 01/01/07                   1,425         1,570
   Cobb County & Marietta, Water
     Authority, RB
     Callable 11/01/12 @ 102
     5.500%, 11/01/13                   1,560         1,809
   Cobb County, Hospital Authority,
     Refunding & Improvement
     Project, RB, AMBAC
     5.250%, 04/01/13                   1,965         2,207
   Cobb-Marietta County, Coliseum
     & Expo Project, RB, MBIA
     5.625%, 10/01/26                   2,400         2,723
     5.500%, 10/01/12                     940         1,082
   Dalton, Utilities, RB, MBIA
     6.000%, 01/01/08                   3,240         3,703

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.375%, 11/01/05                  $1,650      $  1,775
   DeKalb County, School District,
     Ser A, GO, ETM
     6.250%, 07/01/11                   1,500         1,812
   DeKalb County, Water & Sewer
     Authority, RB
     Callable 10/01/10 @ 101
     5.250%, 10/01/12                   1,000         1,113
   Douglasville-Douglas County,
     Water & Sewer Authority,
     RB, AMBAC
     5.625%, 06/01/15                   1,390         1,611
   Floyd County, Sales Tax, GO
     3.500%, 01/01/06                   2,000         2,080
   Forsyth County, Hospital
     Authority, Baptist Health
     Care System Project, RB, ETM
     Callable 10/01/08 @ 102
     6.375%, 10/01/28                   1,000         1,218
   Forsyth County, School District, GO
     Callable 02/01/10 @ 102
     6.000%, 02/01/15                   1,000         1,158
     5.750%, 02/01/11                   3,000         3,477
   Fulton County, Development
     Authority, Klaus Parking &
     Family Housing Projects,
     RB, MBIA
     5.000%, 11/01/12                   1,635         1,819
   Fulton County, Development
     Authority, Klaus Parking &
     Family Housing Projects, RB, MBIA
     Callable 11/01/13 @ 100
     5.250%, 11/01/15                   2,535         2,830
   Fulton County, School District, GO
     6.375%, 05/01/17                   1,330         1,645
     5.500%, 01/01/21                     400           455
     5.375%, 01/01/17                   1,500         1,705
     5.250%, 01/01/12                   1,000         1,128
   Fulton County, Water & Sewer,
     RB, ETM, FGIC
     6.375%, 01/01/14                   1,000         1,209
   Georgia State, Association of
     County Commissioners,
     Leasing Program, Public
     Purpose Project, COP
     Callable 04/01/14 @ 102
     5.250%, 04/01/21                   2,680         2,911
     5.250%, 04/01/24                   1,850         1,966

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Georgia State, Municipal Electric
     Authority, Ser B, RB, MBIA
     6.375%, 01/01/16                  $2,000      $  2,451
   Georgia State, Municipal Electric
     Authority, Combined Cycle
     Project, Ser A, RB, MBIA
     Callable 11/01/13 @ 100
     5.250%, 11/01/15                   2,500         2,782
   Georgia State, Municipal Electric
     Authority, RB, ETM
     Callable 01/05/04 @ 100
     8.000%, 01/01/15                   1,900         2,564
   Georgia State, Municipal Electric
     Authority, Ser B, RB, ETM, MBIA
     5.700%, 01/01/19                   1,000         1,151
   Georgia State, Municipal Electric
     Authority, Ser B, RB, FSA
     6.250%, 01/01/17                   2,000         2,437
   Georgia State, Private Colleges &
     Universities Facilities Authority,
     Mercer University Project, RB,
     ETM, MBIA
     6.400%, 11/01/11                   1,675         2,014
   Georgia State, Ser D, GO
     Callable 11/01/11 @ 100
     5.000%, 11/01/15                   1,000         1,092
   Gwinnett County, Development
     Authority, Civic & Cultural
     Center Project, RB
     1.040%, 09/01/31                   4,000         4,000
   Gwinnett County, School District,
     Ser A, GO
     6.400%, 02/01/12                   1,000         1,216
   Gwinnett County, School District,
     Ser B, GO
     6.400%, 02/01/07                   1,500         1,705
   Henry County, Hospital Authority,
     Henry Medical Center Project,
     RB, AMBAC
     Prerefunded @ 102 (F)
     5.500%, 07/01/07                   1,640         1,873
   Henry County, School District,
     Ser A, GO
     6.450%, 08/01/11                     500           600
   Henry County, Water & Sewer,
     RB, AMBAC
     6.150%, 02/01/20                   2,465         2,990
   Henry County, Water & Sewer,
     RB, FGIC
     6.000%, 02/01/18                   1,055         1,261
     5.625%, 02/01/16                     940         1,088

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Henry County, Water & Sewer,
     RB, FGIC
     Callable 02/02/10 @ 101
     5.625%, 02/01/30                  $1,750      $  1,917
   Medical Center Hospital
     Authority, Columbus Regional
     Health Care System, RB, MBIA
     Prerefunded @ 102 (F)
     6.000%, 08/01/05                   1,340         1,470
   Meriwether County, School
     District, GO, FSA
     7.000%, 02/01/06                     740           824
   Metropolitan Atlanta, Rapid
     Transportation Authority, Ser E,
     RB, ETM
     Callable 01/05/04 @ 100
     7.000%, 07/01/11                   3,230         3,999
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser N, RB
     6.000%, 07/01/07                   1,000         1,133
   Milledgeville, Water & Sewer,
     RB, FSA
     6.000%, 12/01/16                   1,000         1,198
   Newnan, Hospital Authority,
     Newnan Hospital Project, RB,
     MBIA
     Callable 01/01/13 @ 100
     5.500%, 01/01/16                   2,435         2,719
   Newton County, Hospital
     Authority, Newton Health
     Systems Project, RB, AMBAC
     Callable 02/01/10 @ 101
     5.750%, 02/01/11                     780           885
     5.750%, 02/01/12                     825           930
   Oconee County, Industrial
     Development Authority,
     OIIT Project, GO (H)
     Callable 07/01/13 @ 100
     5.250%, 07/01/23                   1,295         1,359
   Paulding County, School District,
     GO, MBIA
     6.000%, 02/01/10                   1,000         1,171
   Paulding County, School District,
     Ser A, GO
     6.625%, 02/01/07                   1,000         1,141
     6.625%, 02/01/08                     525           613
   Savannah, Water & Sewer
     Authority, RB, ETM
     Callable 06/01/04 @ 100
     6.450%, 12/01/04                   1,000         1,053

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   South Fulton, Municipal Regional
     Water & Sewer, RB, MBIA
     Callable 01/01/13 @ 100
     5.250%, 01/01/21                  $1,600      $  1,715
   Valdosta & Lowndes County,
     Hospital Authority, South
     Georgia Medical Center Project,
     RB, AMBAC
     Callable 10/01/12 @ 101
     5.500%, 10/01/14                     940         1,055
     5.500%, 10/01/15                     965         1,083
   Vidalia, Water & Sewer, RB, ETM,
     Callable 07/01/04 @ 101
     6.000%, 07/01/07                     605           690
   Walker County, Sales Tax, GO
     3.125%, 01/01/06                     890           919
   Walker, Dade & Catoosa Counties,
     Hutcheson Medical Project,
     Ser A, RB, FSA
     Callable 10/01/07 @ 102
     5.500%, 10/01/08                   1,370         1,540
                                                   --------
                                                    115,777
                                                   --------
PUERTO RICO (4.7%)
   Puerto Rico Commonwealth,
     Electric Power Authority, Ser II,
     RB, MBIA
     Callable 07/01/12 @ 101
     5.375%, 07/01/16                   2,000         2,252
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser AA, RB, FGIC
     5.500%, 07/01/16                   1,000         1,161
   Puerto Rico Commonwealth,
     Refunding & Public Improvement
     Project, Ser C, GO
     Mandatory Put 07/01/08 @ 100
     5.500%, 07/01/18                   2,000         2,254
                                                   --------
                                                      5,667
                                                   --------
Total Municipal Bonds
     (Cost $115,454)                                121,444
                                                   --------
CASH EQUIVALENTS (1.8%)
   Federated Tax Free Reserve Fund    847,869           848
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund    1,382,909         1,383
                                                   --------
Total Cash Equivalents
     (Cost $2,231)                                    2,231
                                                   --------
Total Investments (101.7%)
   (Cost $117,685)                                  123,675
                                                   --------

--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.7%)
Investment Advisory Fees Payable                $       (60)
Distribution Fees Payable                                (8)
Administration Fees Payable                              (7)
Custody Fees Payable                                     (1)
Other Assets and Liabilities, Net                    (2,005)
                                                   --------
Total Other Assets and Liabilities                   (2,081)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 9,595,810 outstanding shares
   of beneficial interest                            95,696
Paid in Capital -- A Shares
  (unlimited authorization -- no par value)
   based on 259,573 outstanding shares
   of beneficial interest                             2,541
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 1,577,715 outstanding shares
   of beneficial interest                            16,149
Undistributed net investment income                       1
Accumulated net realized gain on
   investments                                        1,217
Net unrealized appreciation on investments            5,990
                                                   --------
Total Net Assets (100.0%)                          $121,594
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($102,038,845 / 9,595,810 shares)                 $10.63
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($2,763,823 / 259,573 shares)                     $10.65
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($0.65 / 96.25%)                         $11.06
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($16,791,291 / 1,577,715 shares)                  $10.64
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



HIGH INCOME FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (95.4%)
AEROSPACE & DEFENSE (1.8%)
   K & F Industries, Ser B
     Callable 12/15/06 @ 104.813
     9.625%, 12/15/10                  $  500      $    555
   L-3 Communications
     Callable 07/15/08 @ 103.063
     6.125%, 07/15/13                   1,000           993
   Sequa
     9.000%, 08/01/09                   1,500         1,635
                                                   --------
                                                      3,183
                                                   --------
AUTOPARTS (4.4%)
   Cummins (B)
     9.500%, 12/01/10                     500           574
   Dana
     6.500%, 03/15/08                   1,000         1,000
   Dana Credit (B)
     8.375%, 08/15/07                     500           525
   HLI Operating (B)
     Callable 06/15/07 @ 105.25
     10.500%, 06/15/10                    250           284
   Metaldyne
     Callable 06/15/07 @ 105.5
     11.000%, 06/15/12                  2,000         1,700
   Metaldyne (B)
     Callable 11/01/10 @ 100
     10.000%, 11/01/13                    250           240
   RJ Tower (B)
     12.000%, 06/01/13                  1,000           942
   Tenneco Automotive, Ser B
     Callable 07/15/08 @ 105.125
     10.250%, 07/15/13                    250           284
   TRW Automotive (B)
     9.375%, 02/15/13                     500           565
   TRW Automotive (B)
     Callable 02/15/08 @ 105.5
     11.000%, 02/15/13                  1,500         1,759
                                                   --------
                                                      7,873
                                                   --------
BROADCASTING (2.4%)
   Albritton Communications
     Callable 12/15/07 @ 103.88
     7.750%, 12/15/12                   1,000         1,017
   Corus Entertainment
     Callable 03/01/07 @ 104.375
     8.750%, 03/01/12                     900           985
   Paxson Communications
     Callable 07/15/05 @ 105.375
     10.750%, 07/15/08                    500           540
   Paxson Communications (A) (K)
     Callable 01/15/06 @ 106.12
     7.513%, 01/15/09                   1,500         1,283

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Spanish Broadcasting
     Callable 11/01/04 @ 104.813
     9.625%, 11/01/09                  $  500      $    528
                                                   --------
                                                      4,353
                                                   --------
BUILDING & CONSTRUCTION (5.0%)
   Jacuzzi Brands (B)
     Callable 07/01/07 @ 104.81
     9.625%, 07/01/10                     250           273
   K. Hovnanian Enterprises (K)
     6.500%, 01/15/14                   1,000           998
   K. Hovnanian Enterprises (K)
     Callable 04/01/07 @ 104.438
     8.875%, 04/01/12                   1,000         1,094
   K. Hovnanian Enterprises
     Callable 05/15/08 @ 103.875
     7.750%, 05/15/13                     250           263
   KB Home
     Callable 02/01/07 @ 103.875
     7.750%, 02/01/10                     750           799
   Koppers Industries (B)
     Callable 10/15/08 @ 104.94
     9.875%, 10/15/13                     250           271
   Nortek Holdings (A) (B)
     Callable 11/15/07 @ 105
     10.000%, 05/15/11                    750           525
   Standard Pacific
     9.250%, 04/15/12                   1,500         1,665
   WCI Communities
     Callable 02/15/06 @ 105.313
     10.625%, 02/15/11                  1,000         1,120
   WCI Communities (K)
     Callable 05/01/07 @ 104.56
     9.125%, 05/01/12                     750           821
   William Lyon Homes
     10.750%, 04/01/13                  1,000         1,121
                                                   --------
                                                      8,950
                                                   --------
CABLE (5.6%)
   Adelphia Communications (J)
     10.875%, 10/01/10                    250           207
   Adelphia Communications, Ser B (J)
     10.500%, 07/15/04                    500           422
   Charter Communications Holdings
     10.750%, 10/01/09                  1,500         1,283
   Comcast
     10.625%, 07/15/12                    340           431
   DirecTV Holdings
     Callable 03/15/08 @ 104.188
     8.375%, 03/15/13                     500           566
   Echostar DBS (B)
     6.375%, 10/01/11                     500           502

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



HIGH INCOME FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Echostar DBS
     Callable 01/15/06 @ 104.563
     9.125%, 01/15/09                  $  325      $    362
   Echostar DBS
     Callable 02/01/04 @ 104.69
     9.375%, 02/01/09                     525           554
   Echostar DBS
     Callable 10/01/04 @ 105.188
     10.375%, 10/01/07                  1,000         1,095
   Insight Midwest LP (K)
     Callable 10/01/04 @ 104.875
     9.750%, 10/01/09                   2,000         2,110
   Mediacom LLC (K)
     Callable 01/15/06 @ 104.75
     9.500%, 01/15/13                   2,250         2,233
   Mediacom LLC, Ser B (K)
     Callable 04/15/04 @ 102.833
     8.500%, 04/15/08                     400           394
                                                   --------
                                                     10,159
                                                   --------
CHEMICALS (5.5%)
   Acetex (B)
     Callable 08/01/05 @ 105.44
     10.875%, 08/01/09                    500           555
   Compass Minerals Group
     Callable 08/15/06 @ 105
     10.000%, 08/15/11                    750           834
   Equistar Chemical (B)
     Callable 05/01/07 @ 105.313
     10.625%, 05/01/11                  2,500         2,650
   Equistar Chemical (B)
     Callable 05/01/09 @ 100
     10.625%, 05/01/11                    500           530
   HMP Equity Holdings (B) (D)
     14.050%, 05/15/08                  2,250         1,192
   Huntsman (B)
     Callable 10/15/07 @ 105.81
     11.625%, 10/15/10                  1,000           980
   IMC Global (B)
     Callable 08/01/08 @ 105.44
     10.875%, 08/01/13                    500           528
   IMC Global, Ser B
     Callable 06/01/06 @ 105.62
     11.250%, 06/01/11                    500           530
   IMC Global, Ser B (K)
     Callable 06/01/06 @ 105.63
     11.250%, 06/01/11                    750           795
   Millennium America (B)
     9.250%, 06/15/08                     250           268
   OM Group
     Callable 12/15/06 @ 104.625
     9.250%, 12/15/11                     500           506

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Westlake Chemical (B)
     Callable 07/15/07 @ 104.38
     8.750%, 07/15/11                  $  500      $    538
                                                   --------
                                                      9,906
                                                   --------
CONSUMER PRODUCTS (2.1%)
   American Achievement, Ser B
     Callable 01/01/05 @ 105.813
     11.625%, 01/01/07                    750           827
   Chattem, Ser B
     Callable 04/01/04 @ 102.958
     8.875%, 04/01/08                   1,000         1,030
   Hasbro
     6.600%, 07/15/28                   1,500         1,425
   Jostens Holding (A) (B) (H)
     10.250%, 12/01/13                    400           253
   Phillips Van Heusen (B)
     Callable 05/01/08 @104.063
     8.125%, 05/01/13                     250           263
                                                   --------
                                                      3,798
                                                   --------
ENERGY (4.7%)
   Compton Petroleum
     Callable 05/15/06 @ 104.95
     9.900%, 05/15/09                     500           544
   Denbury Resources
     Callable 04/01/08 @ 103.75
     7.500%, 04/01/13                     500           519
   Paramount Resources
     Callable 11/01/07 @ 103.94
     7.875%, 11/01/10                   1,000           990
   Peabody Energy, Ser B (K)
     Callable 03/15/08 @ 103.44
     6.875%, 03/15/13                     750           789
   Petrobras International Finance
     9.125%, 07/02/13                   2,000         2,150
   Premcor Refining Group (B)
     Callable 02/01/07 @ 104.625
     9.250%, 02/01/10                   1,000         1,115
   Swift Energy (K)
     Callable 05/01/07 @ 104.688
     9.375%, 05/01/12                     750           823
   Westport Resources
     8.250%, 11/01/11                     500           545
   Williams
     Callable 06/01/07 @ 104.31
     8.625%, 06/01/10                     500           552
   XTO Energy
     6.250%, 04/15/13                     500           528
                                                   --------
                                                      8,555
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
ENTERTAINMENT (7.0%)
   Argosy Gaming
     Callable 06/01/04 @ 105.38
     10.750%, 06/01/09                 $  500      $    542
   Bally Total Fitness Holding (B)
     Callable 07/15/07 @ 105.25
     10.500%, 07/15/11                    500           499
   Boyd Gaming (B) (K)
     Callable 12/15/07 @ 103.875
     7.750%, 12/15/12                     500           526
   Cinemark USA
     Callable 02/01/11 @ 100
     9.000%, 02/01/13                     250           277
   Gaylord Entertainment (B)
     Callable 11/15/11 @ 100
     8.000%, 11/15/13                     250           260
   Imax (B) (H)
     9.625%, 12/01/10                     500           517
   Intrawest (B)
     Callable 10/15/08 @ 103.75
     7.500%, 10/15/13                     250           252
   Kerzner International
     Callable 08/15/06 @ 104.438
     8.875%, 08/15/11                   2,000         2,175
   MGM Mirage
     9.750%, 06/01/07                     500           568
     6.000%, 10/01/09 (K)               1,000         1,014
   Mohegan Tribal Gaming Authority
     6.375%, 07/15/09                     250           256
   Muzak
     Callable 02/15/06 @ 105
     10.000%, 02/15/09                    500           524
   Poster Financial Group (B) (H)
     Callable 12/01/11 @ 100
     8.750%, 12/01/11                     100           102
   Resort International Hotel & Casino
     Callable 03/15/07 @ 106
     11.500%, 03/15/09                    500           531
   Royal Caribbean Cruises (K)
     8.750%, 02/02/11                     500           560
   Six Flags (K)
     Callable 02/01/06 @ 104.44
     8.875%, 02/01/10                   1,000           978
   Six Flags
     Callable 04/15/08 @ 104.875
     9.750%, 04/15/13                   1,000         1,014
   Venetian Casino
     Callable 06/15/06 @ 105.5
     11.000%, 06/15/10                  1,500         1,736

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Vivendi Universal (B)
     Callable 04/15/07 @ 104.625
     9.250%, 04/15/10                  $  250      $    293
                                                   --------
                                                     12,624
                                                   --------
FINANCIAL SERVICES (1.4%)
   Banco Bradesco (B)
     8.750%, 10/24/13                   2,000         2,080
   Dollar Financial Group (B)
     Callable 11/15/07 @ 104.875
     9.750%, 11/15/11                     515           531
                                                   --------
                                                      2,611
                                                   --------
FOOD, BEVERAGE & TOBACCO (3.5%)
   Burns Philp Capital Property (B)
     Callable 07/15/07 @ 104.875
     9.750%, 07/15/12                   2,000         2,075
   Del Monte, Ser B
     Callable 05/15/06 @ 104.63
     9.250%, 05/15/11                     500           545
   Land O Lakes, Ser B (K)
     Callable 11/15/06 @ 104.38
     8.750%, 11/15/11                   2,000         1,840
   Merisant (B)
     Callable 07/15/08 @ 104.75
     9.500%, 07/15/13                     250           256
   RJ Reynolds Tobacco
     Holdings, Ser B
     7.750%, 05/15/06                   1,000         1,048
   Swift
     Callable 10/01/06 @ 105.063
     10.125%, 10/01/09                    500           561
                                                   --------
                                                      6,325
                                                   --------
HOTELS & LODGING (0.9%)
   Host Marriott, Ser B (K)
     Callable 08/01/04 @ 102.657
     7.875%, 08/01/08                   1,000         1,032
   John Q Hammons Hotels, Ser B (K)
     Callable 05/15/07 @ 104.438
     8.875%, 05/15/12                     500           544
                                                   --------
                                                      1,576
                                                   --------
INDUSTRIAL (6.6%)
   AMI Semiconductor
     Callable 02/01/08 @ 105.375
     10.750%, 02/01/13                    650           773
   Berry Plastics (B)
     10.750%, 07/15/12                    250           285
   Berry Plastics
     Callable 07/15/07 @ 105.375
     10.750%, 07/15/12                    250           285

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



HIGH INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Case
     7.250%, 08/01/05                  $1,000      $  1,035
   Case New Holland (B)
     Callable 08/01/07 @ 104.62
     9.250%, 08/01/11                     500           560
   Constar (K)
     Callable 12/01/07 @ 105.5
     11.000%, 12/01/12                    500           402
   Federal-Mogul (J)
     7.375%, 01/15/06                     175            34
   Foamex LP
     Callable 04/01/06 @ 105.375
     10.750%, 04/01/09                    500           449
   Gerdau Ameristeel (B)
     Callable 07/15/07 @ 105.375
     10.375%, 07/15/11                  1,000         1,060
   NMGH Holding
     Callable 05/15/06 @ 105
     10.000%, 05/15/09                  1,500         1,652
   Owens Brockway
     Callable 05/15/08 @ 104.125
     8.250%, 05/15/13                     250           262
   Pliant
     Callable 06/01/07 @ 105.563
     11.125%, 09/01/09                    500           520
   Polaroid (J)
     11.500%, 02/15/06                    100            21
   Polaroid, Ser A, MTN (I)
     6.750%, 01/15/02                     100            --
   Shaw Group (B)
     Callable 03/15/07 @ 105.375
     10.750%, 03/15/10                  1,000         1,052
   Stratus Technologies (B)
     Callable 12/18/06 @ 105.188
     10.375%, 12/01/08                    100           103
   Trimas
     Callable 06/15/07 @ 104.938
     9.875%, 06/15/12                   1,500         1,545
   UCAR Finance
     Callable 02/15/07 @ 105.125
     10.250%, 02/15/12                    250           276
   United States Steel
     Callable 5/15/07 @ 104.88
     9.750%, 05/15/10                   1,000         1,073
   Xerox
     7.125%, 06/15/10                     500           514
                                                   --------
                                                     11,901
                                                   --------

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MEDICAL & MEDICAL PRODUCTS (6.7%)
   Ameripath
     Callable 04/01/08 @ 105.25
     10.500%, 04/01/13                 $2,000      $  2,110
   Fisher Scientific International
     Callable 05/01/07 @ 104.06
     8.125%, 05/01/12                     434           465
   Genesis Healthcare (B)
     Callable 10/15/11 @ 100
     8.000%, 10/15/13                     250           254
   Healthsouth (J)
     8.375%, 10/01/11                   1,500         1,388
   Medex (B)
     Callable 05/15/08 @ 104.438
     8.875%, 05/15/13                     400           429
   Pacificare Health Systems
     Callable 06/01/06 @ 105.375
     10.750%, 06/01/09                  1,500         1,721
   PerkinElmer (B) (K)
     Callable 01/15/08 @ 104.438
     8.875%, 01/15/13                     500           564
   Psychiatric Solutions (B)
     Callable 06/15/08 @ 105.313
     10.625%, 06/15/13                    500           559
   Rotech Healthcare
     9.500%, 04/01/12                   2,000         2,080
   US Oncology
     Callable 02/01/07 @ 104.813
     9.625%, 02/01/12                     500           545
   United Surgical Partners (K)
     Callable 12/15/06 @ 105
     10.000%, 12/15/11                  1,710         1,932
                                                   --------
                                                     12,047
                                                   --------
PRINTING & PUBLISHING (3.5%)
   Dex Media (A)
     Callable 11/15/08 @ 104.5
     8.587%, 11/15/13                     750           502
   Dex Media East LLC
     Callable 11/15/06 @ 104.94
     9.875%, 11/15/09                     250           284
   Dex Media East LLC
     Callable 11/15/07 @ 106.063
     12.125%, 11/15/12                    250           301
   Dex Media West LLC (B)
     Callable 08/15/08 @ 104.94
     9.875%, 08/15/13                     500           567
   Dex Media West LLC (B)
     Callable 08/15/07 @ 104.25
     8.500%, 08/15/10                     500           546

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Houghton Mifflin (K)
     9.875%, 02/01/13                  $  250      $    268
   Houghton Mifflin
     Callable 02/01/08 @ 102.063
     8.250%, 02/01/11                     250           264
   Primedia
     7.625%, 04/01/08                     500           498
   Primedia (B)
     Callable 05/15/08 @ 104
     8.000%, 05/15/13                   1,000         1,008
   RH Donnelley (B)
     Callable 12/15/06 @ 104.438
     8.875%, 12/15/10                     250           281
   RH Donnelley (B)
     Callable 12/15/07 @ 105.438
     10.875%, 12/15/12                    250           295
   Von Hoffman
     10.250%, 03/15/09                    990         1,042
   Von Hoffman (B)
     Callable 03/15/05 @ 107.69
     10.250%, 03/15/09                    500           526
                                                   --------
                                                      6,382
                                                   --------
REAL ESTATE INVESTMENT TRUSTS (2.8%)
   Crescent Real Estate
     Callable 04/15/06 @ 104.625
     9.250%, 04/15/09                   1,000         1,091
   La Quinta Properties (B)
     Callable 03/15/07 @ 104.438
     8.875%, 03/15/11                   1,000         1,102
   MeriStar Hospitality Operating
     Partnership LP (K)
     Callable 12/15/05 @ 105.25
     10.500%, 06/15/09                  1,000         1,073
   Meristar Hospitality
     9.000%, 01/15/08                     500           519
   Senior Housing Properties Trust
     Callable 04/15/08 @ 103.938
     7.875%, 04/15/15                     500           525
   Thornburg Mortgage (B)
     Callable 05/15/08 @ 104
     8.000%, 05/15/13                     500           528
   Ventas Realty LP
     9.000%, 05/01/12                     250           280
                                                   --------
                                                      5,118
                                                   --------

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
RETAIL (6.6%)
   AmeriGas Partners LP, Ser B
     Callable 05/20/06 @ 104.438
     8.875%, 05/20/11                   $ 500      $    542
   Asbury Automotive Group
     Callable 06/15/07 @ 104.5
     9.000%, 06/15/12                   1,000         1,052
   Broder Brothers (B)
     Callable 10/15/07 @ 105.62
     11.250%, 10/15/10                  1,000         1,002
   Great Atlantic & Pacific Tea
     Callable 12/15/06 @ 104.563
     9.125%, 12/15/11                   1,750         1,527
   Hines Nurseries (B)
     Callable 10/01/08 @ 105.12
     10.250%, 10/01/11                    250           271
   Hollywood Entertainment
     Callable 03/15/07 @ 104.813
     9.625%, 03/15/11                   1,000         1,072
   Ingles Markets
     Callable 12/01/06 @ 104.438
     8.875%, 12/01/11                   1,000           968
   Jafra Cosmetics International
     Callable 05/15/07 @ 105.38
     10.750%, 05/15/11                    500           535
   Office Depot
     10.000%, 07/15/08                    500           598
   Rite Aid
     Callable 05/01/07 @ 104.063
     8.125%, 05/01/10                     500           538
   Roundy's, Ser B (B)
     Callable 06/15/07 @ 104.438
     8.875%, 06/15/12                   1,500         1,586
   Star Gas Partner
     Callable 02/15/08 @ 105.125
     10.250%, 02/15/13                  2,000         2,170
                                                   --------
                                                     11,861
                                                   --------
SERVICES (4.9%)
   Allied Waste (B) (K)
     Callable 4/15/08 @ 103.94
     7.875%, 04/15/13                     500           535
   Allied Waste, Ser B
     9.250%, 09/01/12                     500           557
   Avnet (K)
     9.750%, 02/15/08                   1,000         1,142
   CBRE Escrow (B)
     Callable 05/15/07 @ 104.88
     9.750%, 05/15/10                     250           278

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



HIGH INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Coinmach
     Callable 02/01/06 @ 104.5
     9.000%, 02/01/10                  $  500      $    542
   Cooperative Computing (B)
     Callable 06/15/07 @ 105.25
     10.500%, 06/15/11                    500           542
   IESI
     Callable 06/15/07 @ 105.125
     10.250%, 06/15/12                    500           543
   Interline Brands (B)
     Callable 05/15/07 @ 105.75
     11.500%, 05/15/11                  1,000         1,088
   IPC Acquisition
     Callable 12/15/05 @ 105.75
     11.500%, 12/15/09                    400           436
   Iron Mountain
     Callable 07/01/08 @ 103.31
     6.625%, 01/01/16                     500           488
   National Waterworks, Ser B
     Callable 12/01/07 @ 105.25
     10.500%, 12/01/12                    250           279
   Sanmina-SCI
     Callable 01/15/07 @ 105.188
     10.375%, 01/15/10                    500           583
   Service International
     7.700%, 04/15/09                     500           524
   Thomas & Betts
     Callable 6/1/08 @ 103.62
     7.250%, 06/01/13                     250           259
   United Rentals (B)
     Callable 11/15/11 @ 100
     7.750%, 11/15/13                   1,000           998
                                                   --------
                                                      8,794
                                                   --------
TELEPHONES & TELECOMMUNICATIONS (10.9%)
   Alaska Communications
     Systems Holdings (B)
     Callable 08/15/07 @ 104.938
     9.875%, 08/15/11                   1,000         1,050
   Centennial Cellular Operating
     Callable 06/15/08 @ 105.06
     10.125%, 06/15/13                    500           528
   Cincinnati Bell (B)
     Callable 01/15/12 @ 100
     8.375%, 01/15/14                     250           262
   Crown Castle International
     Callable 08/01/05 @ 105.375
     10.750%, 08/01/11                  2,000         2,240

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Crown Castle International (B) (H)
     Callable 12/01/13 @ 100
     7.500%, 12/01/13                  $1,000      $    990
   Eircom Funding (B)
     Callable 08/15/08 @ 104.12
     8.250%, 08/15/13                     250           271
   Embratel (B) (H)
     11.000%, 12/15/08                  1,000           990
   Fairpoint Communications
     Callable 03/01/07 @ 105.94
     11.875%, 03/01/10                    250           291
   Horizon PCS (J)
     Callable 12/15/06 @ 106.87
     13.750%, 06/15/11                    400            88
   Intermedia Communications,
     Ser B (A) (J)
     11.250%, 07/15/07                  1,500         1,305
   Nextel Communications
     Callable 10/31/11 @ 100
     6.875%, 10/31/13                     500           512
   Nextel Communications (K)
     Callable 08/01/08 @ 103.688
     7.375%, 08/01/15                   2,000         2,105
   Nextel Partners (B)
     Callable 07/01/07 @ 104.06
     8.125%, 07/01/11                     500           520
   PanAmSat (K)
     Callable 02/01/07 @ 104.25
     8.500%, 02/01/12                   2,500         2,719
   Qwest Services (B)
     Callable 12/15/05 @ 106.5
     13.000%, 12/15/07                  2,000         2,320
   Rogers Cantel
     8.300%, 10/01/07                     750           773
   Rogers Cantel
     Callable 06/01/04 @ 103.125
     9.375%, 06/01/08                   1,000         1,045
   Rural Cellular, Ser B
     Callable 05/15/04 @ 103.208
     9.625%, 05/15/08                     631           587
   TSI Telecommunications Services,
     Ser B
     Callable 02/01/06 @ 106.375
     12.750%, 02/01/09                  1,000         1,094
                                                   --------
                                                     19,690
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION (5.4%)
   Continental Airlines (K)
     8.000%, 12/15/05                  $  150      $    145
   Delta Air Lines (B)
     Callable 08/15/08 @ 100
     10.000%, 08/15/08                  2,000         1,665
   El Paso Energy Partners, Ser B
     Callable 12/01/06 @ 104.25
     8.500%, 06/01/11                   1,000         1,090
   General Maritime
     Callable 03/15/08 @ 105
     10.000%, 03/15/13                  1,000         1,122
   GulfTerra Energy Partners,
     Callable 12/01/07 @ 105.313
     10.625%, 12/01/12                    500           588
   Laidlaw International (B)
     10.750%, 06/15/11                    500           550
   Laidlaw, Ser B
     11.500%, 04/15/07                  3,000         2,648
   Overseas Shipholding Group (K)
     Callable 03/15/08 @ 104.12
     8.250%, 03/15/13                     500           533
   Quality Distribution (B)
     Callable 11/15/09 @ 100
     9.000%, 11/15/10                     500           515
   Stena (B) (H)
     Callable 11/01/08 @ 103.75
     7.500%, 11/01/13                     250           253
   Transmontaigne (B)
     Callable 06/01/07 @ 104.563
     9.125%, 06/01/10                     500           536
                                                   --------
                                                      9,645
                                                   --------
UTILITIES (3.7%)
   AES (B)
     Callable 05/15/08 @ 104.375
     8.750%, 05/15/13                     250           271
   Calpine
     7.875%, 04/01/08                      75            55
     7.625%, 04/15/06                     435           370
   Calpine (K)
     8.500%, 02/15/11                     300           218
   Dynegy Holdings (B)
     Callable 07/15/07 @ 104.938
     9.875%, 07/15/10                     250           274
   Kansas Gas & Electric
     6.500%, 08/01/05                     250           265
   MSW Energy Holdings (B)
     Callable 09/01/07 @ 104.25
     8.500%, 09/01/10                     250           269

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   MSW Energy Holdings (B)
     Callable 09/01/10 @ 100
     7.375%, 09/01/10                  $  500      $    515
   Mission Energy Holdings
     13.500%, 07/15/08                  1,950         1,784
   PG&E (B)
     6.875%, 07/15/08                     500           532
   PSEG Energy Holdings
     7.750%, 04/16/07                     500           516
   Reliant Resources (B)
     Callable 07/15/07 @ 104.625
     9.250%, 07/15/10                     500           505
   Semco Energy (B)
     7.125%, 05/15/08                     250           256
   Westar Energy (K)
     9.750%, 05/01/07                     750           860
                                                   --------
                                                      6,690
                                                   --------
Total Corporate Obligations
     (Cost $164,036)                                172,041
                                                   --------
FOREIGN GOVERNMENT DEBT SECURITY (1.8%)
BRAZIL
   Federal Republic of Brazil
     10.250%, 06/17/13                  3,000         3,229
                                                   --------
Total Foreign Government Debt Security
     (Cost $2,941)                                    3,229
                                                   --------
COMMON STOCK (0.2%)
TELEPHONES & TELECOMMUNICATIONS (0.2%)
   Allstream, Cl A (M)                     96             5
   Allstream, Cl B (M)                  5,159           272
                                                   --------
                                                        277
                                                   --------
Total Common Stock
     (Cost $688)                                        277
                                                   --------
SHORT-TERM INVESTMENT (15.7%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)        28,242,237        28,242
                                                   --------
Total Short-Term Investment
     (Cost $28,242)                                  28,242
                                                   --------
CASH EQUIVALENT (1.8%)
   Federated Prime Value Money
     Market Fund                    3,244,897         3,245
                                                   --------
Total Cash Equivalent
     (Cost $3,245)                                    3,245
                                                   --------
Total Investments (114.9%)
   (Cost $199,152)                                  207,034
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



HIGH INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-14.9%)
Payable Upon Return of Securities Loaned          $ (28,242)
Investment Advisory Fees Payable                        (94)
Distribution Fees Payable                               (40)
Administration Fees Payable                             (10)
Custody Fees Payable                                     (3)
Other Assets and Liabilities, Net                     1,594
                                                   --------
Total Other Assets and Liabilities                  (26,795)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 12,209,579 outstanding shares
   of beneficial interest                            85,552
Paid in Capital -- A Shares
   (unlimitedauthorization -- no par value)
   based on 136,840 outstanding shares
   of beneficial interest                             1,025
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 11,635,192 outstanding shares
   of beneficial interest                            86,820
Undistributed net investment income                       2
Accumulated net realized loss on
   investments                                       (1,042)
Net unrealized appreciation on investments            7,882
                                                   --------
Total Net Assets (100.0%)                          $180,239
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($91,748,905 / 12,209,579 shares)                  $7.51
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($1,029,038 / 136,840 shares)                      $7.52
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($7.52 / 96.25%)                          $7.81
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($87,460,663 / 11,635,192 shares)                  $7.52
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



INVESTMENT GRADE BONDFUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (51.7%)
AEROSPACE & DEFENSE (1.0%)
   General Dynamics (K)
     4.250%, 05/15/13                $  3,930      $  3,742
   Northrop Grumman
     7.000%, 03/01/06                   3,440         3,766
                                                   --------
                                                      7,508
                                                   --------
AUTOMOTIVE (1.6%)
   DaimlerChrysler (K)
     6.400%, 05/15/06                   3,660         3,898
   Ford Motor
     7.450%, 07/16/31                   4,285         4,065
   General Motors
     8.375%, 07/15/33                   3,500         3,813
                                                   --------
                                                     11,776
                                                   --------
BANKS (7.0%)
   Bank One (K)
     5.500%, 03/26/07                   3,440         3,699
   Bank of America
     6.500%, 03/15/06                  10,435        11,322
   KFW International Finance,
     Ser DTC
     2.500%, 10/17/05                   8,000         8,064
   NB Capital Trust
     8.250%, 04/15/27                   7,600         8,755
   Wachovia
     6.800%, 06/01/05                   8,000         8,550
   Wells Fargo (K)
     3.500%, 04/04/08                  11,435        11,397
                                                   --------
                                                     51,787
                                                   --------
BROADCASTING (2.0%)
   Comcast Cablevision (K)
     8.375%, 05/01/07                   3,155         3,628
   Cox Communications
     7.125%, 10/01/12                   3,330         3,810
   Liberty Media (K)
     3.500%, 09/25/06                   3,860         3,841
   Univision Communications
     3.500%, 10/15/07                   3,825         3,807
                                                   --------
                                                     15,086
                                                   --------
FINANCE (14.1%)
   Boeing Capital (K)
     5.650%, 05/15/06                   3,465         3,684
   CIT Group
     4.125%, 02/21/06                  12,750        13,133
   Freddie Mac
     5.875%, 03/21/11                  13,360        14,305
   General Electric Capital (K)
     3.500%, 05/01/08                  15,175        15,097

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Golden West Financial
     4.125%, 08/15/07                $  5,000      $  5,145
   Household Finance (K)
     5.750%, 01/30/07                   7,045         7,568
   International Lease Finance
     3.750%, 08/01/07                  11,195        11,316
   MBNA America Bank (K)
     5.375%, 01/15/08                   3,055         3,237
   National Rural Utilities
     3.000%, 02/15/06                  11,265        11,349
   SLM, MTN
     3.625%, 03/17/08                   9,260         9,239
   Textron Financial, Ser E, MTN
     2.750%, 06/01/06                   3,870         3,833
   Washington Mutual Financial (K)
     8.250%, 06/15/05                   6,785         7,396
                                                   --------
                                                    105,302
                                                   --------
FOOD, BEVERAGE & TOBACCO (2.0%)
   Albertson's
     7.500%, 02/15/11                   3,185         3,622
   Kraft Foods
     5.250%, 10/01/13                   3,820         3,805
   Kroger
     7.800%, 08/15/07                   3,530         4,000
   Safeway
     6.150%, 03/01/06                   3,510         3,748
                                                   --------
                                                     15,175
                                                   --------
INDUSTRIAL (7.7%)
   Amerada Hess
     7.125%, 03/15/33                   3,595         3,646
   Anadarko Petroleum
     3.250%, 05/01/08                   3,885         3,793
   CBS
     7.875%, 09/01/23                   3,180         3,729
   Computer Sciences
     7.500%, 08/08/05                   6,815         7,401
   Conoco
     6.950%, 04/15/29                   6,805         7,664
   Devon Financing
     6.875%, 09/30/11                   3,405         3,836
   First Data (K)
     3.375%, 08/01/08                   4,715         4,646
   International Paper
     6.750%, 09/01/11                   3,585         3,982
   Kerr-McGee
     5.375%, 04/15/05                   1,530         1,583
   Masco (K)
     5.875%, 07/15/12                   3,585         3,816
   Petroleos Mexicanos
     9.250%, 03/30/18                   4,300         4,956

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



INVESTMENT GRADE BONDFUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Time Warner
     6.125%, 04/15/06                $  3,680      $  3,929
   Weyerhaeuser
     7.950%, 03/15/25                   3,850         4,282
                                                   --------
                                                     57,263
                                                   --------
INSURANCE (1.0%)
   MetLife (K)
     5.375%, 12/15/12                   7,295         7,481
                                                   --------
INVESTMENT BANKERS/BROKER DEALERS (7.2%)
   Bear Stearns
     5.700%, 01/15/07                  10,365        11,162
   Citigroup Global Markets Holdings
     6.500%, 02/15/08                   7,170         7,950
   Goldman Sachs Group
     4.750%, 07/15/13                   7,885         7,615
   JP Morgan Chase (K)
     5.250%, 05/30/07                   7,090         7,520
   Lehman Brothers Holdings
     4.000%, 01/22/08                   7,480         7,562
   Merrill Lynch, Ser B, MTN
     3.375%, 09/14/07                  11,385        11,423
                                                   --------
                                                     53,232
                                                   --------
REAL ESTATE (1.0%)
   EOP Operating LP
     8.375%, 03/15/06                   3,375         3,768
   Simon Property Group (K)
     6.375%, 11/15/07                   3,390         3,715
                                                   --------
                                                      7,483
                                                   --------
RETAIL (1.1%)
   May Department Stores
     7.450%, 09/15/11                   3,470         4,021
   Nordstrom
     8.950%, 10/15/05                   3,410         3,777
                                                   --------
                                                      7,798
                                                   --------
TELEPHONES & TELECOMMUNICATIONS (3.1%)
   British Telecom PLC
     7.875%, 12/15/05                   1,700         1,872
   Deutsche Telekom International
     Finance
     8.250%, 06/15/05                   4,020         4,367
   Sprint Capital (K)
     7.625%, 01/30/11                   3,435         3,770
   Verizon Global Funding
     7.250%, 12/01/10                   8,355         9,548
   Verizon New York, Ser B
     7.375%, 04/01/32                   3,460         3,756
                                                   --------
                                                     23,313
                                                   --------

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION (1.0%)
   Norfolk Southern (K)
     7.800%, 05/15/27                $  3,180      $  3,796
   Union Pacific
     5.750%, 10/15/07                   3,550         3,801
                                                   --------
                                                      7,597
                                                   --------
UTILITIES (1.9%)
   Alabama Power, Ser X
     3.125%, 05/01/08                   3,195         3,128
   Carolina Power & Light
     6.500%, 07/15/12                   3,385         3,719
   Dominion Resources, Ser B
     7.625%, 07/15/05                   3,445         3,729
   Pacificorp
     6.900%, 11/15/11                   3,000         3,425
                                                   --------
                                                     14,001
                                                   --------
Total Corporate Obligations
     (Cost $380,646)                                384,802
                                                   --------
U.S. TREASURY OBLIGATIONS (23.8%)
   U.S. Treasury Bonds
     7.500%, 11/15/16 (K)              39,000        49,331
     6.250%, 08/15/23                  38,805        43,842
     5.375%, 02/15/31 (K)              42,050        43,568
   U.S. Treasury Notes
     4.375%, 08/15/12                  12,355        12,528
     3.250%, 08/15/07 (K)              27,475        27,829
                                                   --------
Total U.S. Treasury Obligations
     (Cost $173,624)                                177,098
                                                   --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (12.7%)
   FNMA
     6.500%, 07/01/32 to 12/01/32      13,926        14,522
     6.000%, 09/01/17                   9,393         9,813
     5.000%, 06/01/33                  22,856        22,448
     4.500%, 06/01/18                  15,226        15,132
   GNMA
     8.500%, 04/15/31                   8,521         9,240
     8.000%, 08/15/31 to 09/15/31      21,443        23,213
                                                   --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $93,693)                                  94,368
                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATION (3.5%)
   FHLB
     2.625%, 05/15/07                  26,895        26,475
                                                   --------
Total U.S. Government Agency Obligation
     (Cost $26,416)                                  26,475
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED OBLIGATIONS (3.5%)
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                $  8,000      $  8,025
   GE Capital, Ser 2002-1A, Cl A3
     6.269%, 12/10/35                   8,790         9,670
   Harley-Davidson Motorcycle Trust,
     Ser 2002-2, Cl A2
     3.090%, 06/15/10                   3,930         3,991
   JP Morgan Chase Commercial
     Mortgage Securities,
     Ser 2002-C3, Cl A2
     4.994%, 07/12/35                   4,500         4,538
                                                   --------
Total Asset-Backed Obligations
     (Cost $25,277)                                  26,224
                                                   --------
FOREIGN GOVERNMENT DEBT SECURITIES (3.0%)
CANADA (2.2%)
   Quebec Province, Ser NN
     7.125%, 02/09/24                   7,600         8,911
   Province of Ontario
     6.000%, 02/21/06                   8,195         8,793
                                                   --------
                                                     17,704
                                                   --------
MEXICO (0.8%)
   United Mexican States
     4.625%, 10/08/08                   4,725         4,732
                                                   --------
Total Foreign Government Debt Securities
     (Cost $22,481)                                  22,436
                                                   --------
MUNICIPAL BOND (0.5%)
   Illinois State, Taxable Pension, GO
     Callable 06/01/19 @ 100
     4.950%, 06/01/23                   4,100         3,767
                                                   --------
Total Municipal Bond
     (Cost $4,095)                                    3,767
                                                   --------
SHORT-TERM INVESTMENT (25.8%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)        191,853,718      191,854
                                                   --------
Total Short-Term Investment
     (Cost $191,854)                                191,854
                                                   --------
CASH EQUIVALENT (0.4%)
   Federated Prime Value Money
     Market Fund                    2,910,301         2,910
                                                   --------
Total Cash Equivalent
     (Cost $2,910)                                    2,910
                                                   --------
Total Investments (124.9%)
   (Cost $920,996)                                  929,934
                                                   --------

--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-24.9%)
Payable Upon Return of Securities Loaned          $(191,854)
Investment Advisory Fees Payable                       (445)
Administration Fees Payable                             (44)
Distribution Fees Payable                               (27)
Custody Fees Payable                                    (18)
Other Assets and Liabilities, Net                     7,288
                                                   --------
Total Other Assets and Liabilities                 (185,100)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 64,700,134 outstanding shares
   of beneficial interest                           691,672
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 3,208,032 outstanding shares
   of beneficial interest                            34,567
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 2,980,187 outstanding shares
   of beneficial interest                            31,777
Distributions in excess of net investment
    income                                           (1,690)
Accumulated net realized loss on investments        (20,430)
Net unrealized appreciation on investments            8,938
                                                   --------
Total Net Assets (100.0%)                          $744,834
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($679,802,666 / 64,700,134 shares)                $10.51
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($33,703,454 / 3,208,032 shares)                  $10.51
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($10.51 / 96.25%)                        $10.92
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($31,327,394 / 2,980,187 shares)                  $10.51
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.3%)
ALABAMA (8.4%)
   Alabama State, Public School &
     College Authority, Capital
     Improvement Project, Ser C, RB
     Callable 07/01/09 @ 101.5
     5.750%, 07/01/17                 $ 3,950      $  4,508
   Alabama State, Water Pollution
     Control Authority, Revolving
     Fund Loan Project, RB, AMBAC
     Callable 08/15/09 @ 100
     5.750%, 08/15/12                   5,205         5,972
   Auburn University, Ser A, RB, MBIA
     Callable 06/01/11 @ 100
     6.000%, 06/01/16                   4,060         4,722
   Huntsville, Ser A, GO
     Callable 05/01/12 @ 102
     5.750%, 05/01/19                   2,800         3,181
     5.625%, 05/01/16                   2,375         2,707
                                                   --------
                                                     21,090
                                                   --------
ARIZONA (3.1%)
   Arizona State, University &
     College Improvements Project,
     RB, FGIC
     Callable 07/01/12 @ 100
     5.500%, 07/01/15                   1,665         1,876
   Arizona State, Water Infrastructure
     Finance Authority, Ser A, RB
     Callable 10/01/09 @ 101
     5.625%, 10/01/12                   3,280         3,742
   Pima County, University School
     District, GO, FSA
     5.000%, 07/01/11                   2,000         2,240
                                                   --------
                                                      7,858
                                                   --------
CALIFORNIA (5.3%)
   California State, Housing Finance
     Authority, Ser L (C)
     1.036%, 08/01/15                   5,000         5,000
   Fresno, University School District,
     Ser A, GO, MBIA
     Callable 02/01/13 @ 103
     6.550%, 08/01/20                   1,950         2,375
   Orange County, Loma Ridge/Data
     Center Project, COP, AMBAC
     Prerefunded @ 100 (F)
     6.000%, 06/01/04                   2,075         2,470

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   San Bernardino County, Medical
     Center Financing Project, Ser A,
     COP, MBIA
     Prerefunded @ 102 (F)
     6.500%, 08/01/05                 $ 3,000      $  3,317
                                                   --------
                                                     13,162
                                                   --------
COLORADO (9.6%)
   Colorado State, Health Facilities
     Authority, North Colorado
     Medical Center Project,
     RB, MBIA (C)
     Callable 12/01/03 @ 100
     1.030%, 05/15/20                   2,700         2,700
   Larimer County, School District
     No. R1, GO, FGIC
     Callable 12/15/10 @ 100
     6.000%, 12/15/15                   3,000         3,494
     6.000%, 12/15/16                   3,000         3,493
     6.000%, 12/15/17                   4,000         4,658
   Regional Transition District,
     State Sales Tax, Ser B, RB,
     AMBAC
     Callable 11/01/12 @ 100
     5.500%, 11/01/17                   2,655         2,966
   Westminster, Sales & Use Tax,
     Ser A, RB
     Callable 12/01/07 @ 102
     5.600%, 12/01/16                   5,940         6,704
                                                   --------
                                                     24,015
                                                   --------
CONNECTICUT (4.4%)
   Connecticut State, Refunding
     Bonds, Ser G, GO, MBIA (H)
     4.500%, 03/15/09                  10,000        10,957
                                                   --------
FLORIDA (6.4%)
   Florida State, Board Capital
     Outlay, Public Education
     Project, Ser C, GO
     Callable 06/01/05 @ 101
     5.300%, 06/01/09                   7,395         7,883
   Palm Beach County, State School
     Board, Ser C, COP, FSA
     Callable 08/01/12 @ 100
     5.500%, 08/01/15                   2,825         3,182
   University of South Florida, COP
     (LOC: Wachovia, N.A.) (C)
     1.060%, 01/01/29                   5,010         5,010
                                                   --------
                                                     16,075
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
GEORGIA (3.5%)
   Georgia State, University, College,
     Public, and Correctional Facility
     Improvements, Ser D, GO (H)
     2.000%, 12/01/04                 $ 8,740      $  8,820
                                                   --------
ILLINOIS (2.5%)
   Chicago, School Finance Authority,
     Ser A, GO, FGIC
     Callable 12/29/03 @ 101.5
     6.250%, 06/01/09                   6,000         6,115
                                                   --------
IOWA (0.9%)
   Des Moines, Public Parking
     System, Ser A, RB, FGIC
     Callable 06/01/10 @ 100
     6.375%, 06/01/18                   2,005         2,356
                                                   --------
KANSAS (3.7%)
   Sedgwick County, Unified School
     District No. 259, GO, MBIA
     Callable 09/01/10 @ 100
     5.500%, 09/01/12                   6,150         6,945
   Wyandotte County, School District
     No. 500, GO, FSA
     Callable 09/01/12 @ 100
     5.500%, 09/01/17                   2,000         2,312
                                                   --------
                                                      9,257
                                                   --------
MARYLAND (0.9%)
   Howard County, Consolidated
     Public Improvements Project,
     Ser A, GO
     5.000%, 08/15/10                   2,000         2,259
                                                   --------
MASSACHUSETTS (4.0%)
   Massachusetts State, Water
     Pollution Abatement, Treatment
     Pool Project, Ser 6, RB
     Callable 08/01/10 @ 101
     5.625%, 08/01/16                   2,500         2,838
     5.625%, 08/01/17                   6,250         7,096
                                                   --------
                                                      9,934
                                                   --------
MICHIGAN (5.4%)
   Michigan State, Municipal
     Authority, Clean Water State
     Revolving Fund, Water Utility
     Improvements, RB
     Callable 10/01/12 @ 100
     5.375%, 10/01/17                   3,300         3,666

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Michigan State, Municipal
     Authority, State Revolving
     Fund, RB
     Callable 10/01/07 @ 101
     5.200%, 10/01/13                 $ 2,000      $  2,211
   Michigan State, Ser D, RB, FSA (C)
     Callable 12/03/03 @ 100
     1.120%, 09/15/09                   7,500         7,500
                                                   --------
                                                     13,377
                                                   --------
MISSISSIPPI (1.0%)
   Jackson, Public School District,
     Ser B, GO, AMBAC
     Callable 10/01/10 @ 100
     5.750%, 10/01/15                   2,275         2,587
                                                   --------
MISSOURI (4.0%)
   Missouri State, Highways &
     Transportation Commission,
     Ser A, RB
     Callable 02/01/11 @ 100
     5.625%, 02/01/18                   8,885        10,007
                                                   --------
NEW YORK (11.8%)
   Buffalo, School District,
     Ser D, GO, FGIC
     Callable 12/15/11 @ 100
     5.500%, 12/15/14                   1,075         1,212
   New York State, Dormitory
     Authority, School Districts
     Financing Program, Ser B, RB
     Callable 10/01/12 @ 100
     6.500%, 10/01/17                   3,505         4,242
   New York State, Tobacco
     Settlement Financing
     Corporation, Ser A, RB
     Callable 06/01/08 @ 100
     5.250%, 06/01/13                  10,000        10,562
   New York State, Tobacco
     Settlement Financing
     Corporation, Ser C-1, RB (H)
     Callable 06/01/07 @ 100
     5.250%, 06/01/12                   6,720         7,073
   New York State, Urban
     Development Authority, State
     Personal Income Tax Project,
     Ser B, RB, MBIA
     5.000%, 03/15/12                   5,705         6,336
                                                   --------
                                                     29,425
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
OHIO (2.7%)
   Cleveland, Income Tax Revenue
     Authority, RB, AMBAC (C)
     Callable 06/02/04 @ 100
     1.030%, 05/15/24                 $ 2,900      $  2,900
   Ohio State, Water Development
     Authority, Fresh Water
     Improvements Project, RB
     Callable 06/01/12 @ 100
     5.375%, 12/01/17                   1,900         2,096
   Ohio State, Water Development
     Authority, Fresh Water Project,
     RB, AMBAC, ETM
     Callable 06/01/05 @ 102
     5.700%, 06/01/08                   1,520         1,640
                                                   --------
                                                      6,636
                                                   --------
OREGON (3.4%)
   Oregon State, Department of
     Transportation, Highway
     Usertax Authority, Ser A, RB
     Callable 11/15/12 @ 100
     5.500%, 11/15/17                   7,500         8,400
                                                   --------
SOUTH CAROLINA (1.3%)
   South Carolina State, Clemson
     University, RB, AMBAC,
     Callable 05/01/09 @ 101
     6.250%, 05/01/15                   2,725         3,179
                                                   --------
TEXAS (1.8%)
   Irving, Waterworks & Sewer
     Authority, RB
     Callable 06/15/09 @ 100.5
     5.950%, 06/15/19                   1,460         1,656
   Texas State, Texas Tech University
     Improvements, 9th Ser,
     RB, AMBAC
     4.000%, 02/15/10                   2,700         2,858
                                                   --------
                                                      4,514
                                                   --------
VIRGINIA (2.0%)
   Virginia State, Peninsula Port
     Authority, Dominion Term
     Project, Ser C, RB (LOC:
     Citibank N.A.) (C)
     1.030%, 07/01/16                   5,000         5,000
                                                   --------

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
WASHINGTON (1.9%)
   Washington State,
     Ser VR 96A, GO (C)
     Callable 12/03/03 @ 100
     0.990%, 06/01/20                 $ 4,800      $  4,800
                                                   --------
PUERTO RICO (9.3%)
   Puerto Rico Commonwealth,
     Government Development
     Authority, RB, MBIA (C)
     Callable 12/01/03 @ 100
     1.010%, 12/01/15                  10,000        10,000
   Puerto Rico Commonwealth,
     Municipal Finance Agency,
     Ser A, RB, FSA
     Callable 08/01/12 @ 100
     5.250%, 08/01/14                   4,000         4,472
   Puerto Rico Commonwealth,
     Public Improvements Project,
     Ser B, GO, FGIC
     5.500%, 07/01/12                   7,500         8,683
                                                   --------
                                                     23,155
                                                   --------
Total Municipal Bonds
     (Cost $236,765)                                242,978
                                                   --------
CASH EQUIVALENTS (9.5%)
   Federated Tax Free
     Reserve Fund                  11,711,466        11,711
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund   12,011,175        12,011
                                                   --------
Total Cash Equivalents
     (Cost $23,722)                                  23,722
                                                   --------
REPURCHASE AGREEMENT (3.0%)
   JP Morgan Chase,
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $7,464,866
     (collateralized by U.S.
     Government Obligations; total
     market value $7,615,822) (G)     $ 7,464         7,464
                                                   --------
Total Repurchase Agreement
     (Cost $7,464)                                    7,464
                                                   --------
Total Investments (109.8%)
   (Cost $267,951)                                  274,164
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-9.8%)
Payable for Investment Securities Purchased       $ (32,105)
Investment Advisory Fees Payable                       (143)
Distribution Fees Payable                               (24)
Administration Fees Payable                             (14)
Custody Fees Payable                                     (3)
Other Assets and Liabilities, Net                     7,924
                                                   --------
Total Other Assets and Liabilities                  (24,365)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 16,853,372 outstanding shares
   of beneficial interest                           191,162
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 1,761,764 outstanding shares
   of beneficial interest                            18,592
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 2,456,880 outstanding shares
   of beneficial interest                            28,219
Undistributed net investment income                       1
Accumulated net realized gain on investments          5,612
Net unrealized appreciation on investments            6,213
                                                   --------
Total Net Assets (100.0%)                          $249,799
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($199,783,417 / 16,853,372 shares)                $11.85
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($20,905,070 / 1,761,764 shares)                  $11.87
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($11.87 / 96.25%)                         12.33
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($29,110,703 / 2,456,880 shares)                  $11.85
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (50.3%)
   FHLMC
     6.500%, 02/01/17                 $ 5,378      $  5,661
     4.500%, 06/01/13                  34,890        34,752
     3.362%, 07/01/33                  10,086        10,167
   FNMA
     8.500%, 04/01/17                      96           105
     7.000%, 11/01/16 to 05/01/32      21,425        22,623
     6.500%, 06/01/13 to 12/01/32      16,558        17,311
     6.000%, 09/01/13 to 11/01/33      56,094        58,274
     4.254%, 08/01/33                  25,974        26,311
     4.133%, 05/01/33                  13,511        13,631
     4.089%, 06/01/33                  23,620        23,721
     4.000%, 11/01/13                  14,881        14,864
     3.202%, 05/01/33                  13,552        13,535
   GNMA
     9.000%, 11/15/17                     167           186
     8.500%, 04/15/31                   1,027         1,113
     8.000%, 06/15/30 to 09/15/31      10,839        11,735
     7.000%, 07/15/31 to 09/15/31       4,106         4,367
     6.500%, 11/15/31                   5,347         5,625
     6.000%, 12/15/31                   4,714         4,882
     5.500%, 12/15/32                   8,222         8,317
   GNMA 3/1 Hybrid Arm
     0.000%, 01/01/07                  25,000        24,875
                                                   --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $299,955)                                302,055
                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (31.4%)
   FHLB
     5.125%, 03/06/06                  25,000        26,456
     4.500%, 09/16/13                   5,000         4,890
   FHLMC
     6.875%, 09/15/10                  25,000        28,875
     4.250%, 05/22/13                   3,000         2,796
     3.000%, 10/27/06 to 07/22/08      20,000        19,686
     2.150%, 06/02/06                  15,000        14,882
   FNMA
     6.625%, 10/15/07                  20,000        22,435
     5.500%, 02/15/06                  25,000        26,723
     5.250%, 08/01/12                   1,970         2,003
     3.875%, 11/17/08                  20,000        19,917
     1.875%, 09/15/05                  10,000         9,979
   FNMA, MTN
     1.060%, 07/20/04                  10,000         9,987
                                                   --------
Total U.S. Government Agency Obligations
     (Cost $189,741)                                188,629
                                                   --------
U.S. TREASURY OBLIGATIONS (11.5%)
   U.S. Treasury Bond
     1.875%, 07/15/13 (K)              10,060         9,950

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                     Amount (000)   Value (000)
--------------------------------------------------------------------------------
   U.S. Treasury Notes
     5.875%, 11/15/04 to 11/15/05 (K) $15,000      $ 15,793
     4.375%, 08/15/12                   2,000         2,028
     4.250%, 08/15/13 (K)               2,000         1,992
     4.000%, 11/15/12 (K)               2,000         1,969
     3.375%, 01/15/07                   7,003         7,567
     3.125%, 09/15/08 (K)              10,000         9,920
     2.375%, 08/15/06 (K)              10,000         9,993
     1.750%, 12/31/04                  10,000        10,032
                                                   --------
Total U.S. Treasury Obligations
     (Cost $69,544)                                  69,244
                                                   --------
MORTGAGE RELATED (1.5%)
   JP Morgan Mortgage Trust,
     Ser 2003-A2, Cl 2A2
     4.723%, 11/25/33                   9,000         9,079
                                                   --------
Total Mortgage Related
     (Cost $8,977)                                    9,079
                                                   --------
SHORT-TERM INVESTMENT (5.9%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)        35,693,750        35,694
                                                   --------
Total Short-Term Investment
     (Cost $35,694)                                  35,694
                                                   --------
CASH EQUIVALENTS (0.1%)
   Federated Prime Value Money
     Market Fund                      349,730           350
   SEI Liquid Asset Trust, Prime
     Obligation Fund                    3,950             4
                                                   --------
Total Cash Equivalents
     (Cost $354)                                        354
                                                   --------
REPURCHASE AGREEMENTS (9.0%)
   Merrill Lynch,
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $9,171,400
     (collateralized by U.S.
     Government Obligations;
     total market value
     $9,356,339) (G)                  $ 9,171         9,171
   Morgan Stanley,
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $44,992,629
     (collateralized by U.S.
     Government Obligations; total
     market value $46,805,445) (G)     44,992        44,992
                                                   --------
Total Repurchase Agreements
     (Cost $54,163)                                  54,163
                                                   --------
Total Investments (109.7%)
   (Cost $658,428)                                  659,218
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-9.7%)
Payable for Investment Securities Purchased       $ (42,240)
Payable Upon Return of Securities Loaned            (35,694)
Investment Advisory Fees Payable                       (297)
Distribution Fees Payable                               (56)
Administration Fees Payable                             (35)
Custody Fees Payable                                    (11)
Transfer Agency Shareholder Servicing Fees Payable       (1)
Other Assets and Liabilities, Net                    19,888
                                                   --------
Total Other Assets and Liabilities                  (58,446)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 45,468,294 outstanding shares
   of beneficial interest                           469,630
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 1,083,467 outstanding shares
   of beneficial interest                            11,395
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 11,889,620 outstanding shares
   of beneficial interest                           124,993
Distributions in excess of net
   investment income                                 (2,037)
Accumulated net realized loss on investments         (3,999)
Net unrealized appreciation on investments              790
                                                   --------
Total Net Assets (100.0%)                          $600,772
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($467,378,254 / 45,468,294 shares)                $10.28
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($11,120,143 / 1,083,467 shares)                  $10.26
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($10.26 / 97.50%)                        $10.52
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($122,273,697 / 11,889,620 shares)                $10.28
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.0%)
MARYLAND (90.4%)
   Annapolis, Public
     Improvements, GO
     5.000%, 04/01/08                  $1,395      $  1,551
   Anne Arundel County, GO
     6.000%, 02/01/07                   1,000         1,124
   Baltimore County, Pension
     Funding, GO
     4.500%, 06/01/09                   1,000         1,100
   Baltimore, GO, MBIA
     7.000%, 10/15/10                   1,365         1,703
   Baltimore, Pollution Control,
     General Motors Project, RB
     5.350%, 04/01/08                   1,160         1,267
   Baltimore, Ser A, RB, FGIC
     5.900%, 07/01/10                   1,000         1,175
     5.900%, 07/01/13                     900         1,066
   Calvert County, GO
     5.000%, 07/15/08                   1,000         1,116
   Frederick County, GO
     Callable 07/01/09 @ 101
     5.250%, 07/01/11                   1,000         1,117
   Howard County, Consolidated
     Public Improvements Project,
     Ser A, GO
     Callable 02/15/12 @ 100
     5.250%, 08/15/14                   1,000         1,115
   Howard County, Metropolitan
     District Project, Ser A, GO
     Callable 02/15/12 @ 100
     5.250%, 08/15/13                   1,100         1,237
   Howard County, Metropolitan
     District Project, Ser A, GO
     Prerefunded @ 100
     5.250%, 02/15/12                      80            91
   Maryland State, 1st Ser, GO
     Callable 03/01/08 @ 101
     5.000%, 03/01/10                   1,000         1,109
     4.750%, 03/01/09                     500           550
   Maryland State, 2nd Ser, GO
     Callable 07/15/09 @ 101
     5.250%, 07/15/12                   1,000         1,121
   Maryland State, 3rd Ser, GO
     5.000%, 10/15/06                     750           821
   Maryland State, Community
     Development Administration,
     Ser 2001B, RB, FHA, AMT
     4.100%, 07/01/08                     285           301
   Maryland State, Community
     Development Administration,
     Ser C, RB, FHA
     Callable 03/01/10 @ 100
     5.650%, 09/01/12                     475           500

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Community
     Development Administration,
     Ser E, RB, FHA
     Callable 09/01/09 @ 100
     5.700%, 09/01/17                 $   900      $    955
   Maryland State, Community
     Development Administration,
     Ser F, RB, AMT
     Callable 09/01/09 @ 100
     5.900%, 09/01/19                   1,000         1,059
   Maryland State, Community
     Development Administration,
     Single-Family Housing, 1st Ser,
     RB, FHA
     Callable 04/01/07 @ 101.5
     5.600%, 04/01/18                     290           305
   Maryland State, Community
     Development Administration,
     Single-Family Program,
     2nd Ser, RB, AMT
     4.700%, 04/01/11                   1,000         1,058
   Maryland State, Economic
     Development Corporation,
     Department of Transportation
     Headquarters Project, RB
     Callable 06/01/12 @ 100.5
     5.375%, 06/01/19                   1,000         1,092
   Maryland State, Economic
     Development Corporation,
     Frostburg State University
     Project, Ser A, RB
     Callable 10/01/12 @ 101
     5.500%, 10/01/15                     250           258
   Maryland State, Economic
     Development Corporation,
     Student Housing, University of
     Maryland, Ser A, RB
     Callable 10/01/13 @ 100
     5.625%, 10/01/23                     500           503
   Maryland State, Economic
     Development Corporation,
     University Village at Sheppard
     Pratt Project, RB, ACA
     Callable 07/01/11 @ 101
     5.875%, 07/01/21                     250           268
   Maryland State, Economic
     Development Corporation,
     University of Maryland College
     Park Project, RB
     Callable 06/01/13 @ 100
     5.750%, 06/01/18                     475           497

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Board of Child Care Project, RB
     4.500%, 07/01/09                  $  725      $    785
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Board of Child Care Project, RB
     Callable 07/01/12 @ 100
     5.500%, 07/01/13                   1,000         1,117
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Carroll County General
     Hospital, RB
     4.400%, 07/01/09                     910           958
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Carroll County General
     Hospital, RB
     Callable 07/01/12 @ 100
     6.000%, 07/01/18                   1,035         1,131
     6.000%, 07/01/21                     250           269
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Catholic Health Initiatives,
     Ser A, RB
     Callable 06/01/10 @ 101
     6.000%, 12/01/24                     250           279
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Hebrew Home of Greater
     Washington, RB
     Callable 01/01/12 @ 100
     5.700%, 01/01/21                     480           503
     5.700%, 01/01/22                     510           532
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Mercy Ridge Project, Ser B, RB
     Callable 04/01/06 @ 101
     5.000%, 04/01/08                     300           308
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Mercy Ridge Project, Ser D, RB
     (LOC: Manufacturers & Traders) (C)
     Callable 01/02/04 @ 100
     1.120%, 04/01/28                   1,095         1,095
   Maryland State, Health & Higher
     Educational Facilities Authority,
     North Arundel Hospital
     Project, RB
     Callable 07/01/10 @ 101
     6.500%, 07/01/26                     400           431

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Health & Higher
     Educational Facilities Authority,
     North Arundel Hospital Project,
     Ser A, RB (LOC: Citizens Trust
     Co.) (C) Callable 01/02/04 @ 100
     1.100%, 07/01/32                  $  500      $    500
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Union Hospital of Cecil County
     Project, RB
     Callable 07/01/12 @ 100
     5.750%, 07/01/20                     500           533
   Maryland State, Health & Higher
     Educational Facilities Authority,
     University of Maryland
     Medical Project, RB
     6.000%, 07/01/05                     100           106
     5.000%, 07/01/09                   1,020         1,113
   Maryland State, Health & Higher
     Educational Facilities Authority,
     University of Maryland
     Medical Project, RB
     Callable 07/01/11 @ 100
     5.750%, 07/01/21                   1,725         1,828
   Maryland State, Industrial
     Development Financing
     Authority, Baltimore
     Aquarium Project, Ser B, RB
     Callable 11/01/12 @ 100
     5.500%, 11/01/17                     500           550
   Maryland State, Ser A, GO
     5.500%, 08/01/14                   1,000         1,166
   Maryland State, Stadium
     Authority, Sports
     Facility Project, RB, AMBAC
     Callable 03/01/06 @ 101
     5.800%, 03/01/26                     250           270
   Maryland State, Transportation
     Authority, Baltimore/
     Washington International
     Airport, Ser B, RB, AMBAC,
     AMT
     Callable 03/01/12 @ 101
     5.375%, 03/01/15                   1,000         1,094
   Montgomery County, Housing
     Opportunity, Aston Woods
     Apartments Project, Ser A, RB
     Callable 05/15/08 @ 102
     4.900%, 05/15/31                     600           637

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



MARYLAND MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Housing
     Opportunity, Housing
     Development Project, RB
     Callable 07/01/10 @ 100
     6.000%, 07/01/20                  $  990      $  1,050
   Montgomery County, Housing
     Opportunity, Single-Family
     Mortgage, Ser A, RB
     Callable 01/01/11 @ 100
     4.450%, 07/01/17                     290           305
   Montgomery County, Ser A, GO
     5.700%, 07/01/05                     675           722
   Montgomery County, Trinity
     Healthcare Group, RB
     Callable 12/01/11 @ 100
     5.500%, 12/01/16                   1,000         1,098
   Northeast Maryland, Waste
     Disposal Authority, Resources
     Recovery Project,
     Ser A, RB, AMT
     6.000%, 07/01/06                   1,080         1,173
   Prince Georges County,
     Housing Authority, Emerson
     House Project, Ser A, RB
     Callable 10/15/04 @ 102
     7.000%, 04/15/19                     500           528
   St. Mary's County, GO
     5.500%, 07/01/11                   1,165         1,353
   Talbot County, GO
     Callable 03/15/12 @ 101
     5.375%, 03/15/17                   1,455         1,613
   University of Maryland, Ser A, RB
     5.000%, 04/01/05                     400           420
   Washington, Suburban Sanitation
     District, GO
     Callable 06/01/04 @ 102
     4.625%, 06/01/06                     750           778
                                                   --------
                                                     48,304
                                                   --------
PUERTO RICO (6.6%)
   Puerto Rico Commonwealth,
     GO, MBIA
     5.650%, 07/01/15                   1,500         1,766
   Puerto Rico Commonwealth,
     Housing Bank & Finance
     Agency, Affordable Housing
     Mortgage Portfolio, Ser I, RB,
     AMT, GNMA
     Callable 04/01/05 @ 102
     6.250%, 04/01/29                     625           64

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
     Ser A, GO
     5.500%, 07/01/17                  $  500      $    577
   Puerto Rico Commonwealth,
     Ser A, GO, MBIA
     Callable 08/01/11 @ 100
     5.500%, 08/01/20                     500           560
                                                   --------
                                                      3,552
                                                   --------
Total Municipal Bonds
     (Cost $49,707)                                  51,856
                                                   --------
CASH EQUIVALENT (1.7%)
   Federated Tax-Free Obligation
     Fund                             886,438           886
                                                   --------
Total Cash Equivalent
     (Cost $886)                                        886
                                                   --------
Total Investments (98.7%)
   (Cost $50,593)                                    52,742
                                                   --------
OTHER ASSETS AND LIABILITIES (1.3%)
Investment Advisory Fees Payable                        (25)
Distribution Fees Payable                               (19)
Administration Fees Payable                              (3)
Other Assets and Liabilities, Net                       720
                                                   --------
Total Other Assets and Liabilities                      673
                                                   --------

NET ASSETS:
Paid in Capital -- T shares
   (unlimited  authorization -- no par value)
   based on 2,673,554 outstanding shares
   of beneficial interest                            26,413
Paid in Capital -- L shares
   (unlimited authorization -- no par value)
   based on 2,316,043 outstanding shares
   of beneficial interest                            23,786
Distributions in excess of net investment
   income                                               (19)
Accumulated net realized gain on investments1,086
Net unrealized appreciation on investments            2,149
                                                   --------
Total Net Assets (100.0%)                           $53,415
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($28,593,849 / 2,673,554 shares)                  $10.70
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($24,821,263 / 2,316,043 shares)                  $10.72
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (53.5%)
AEROSPACE & DEFENSE (1.0%)
   Boeing Capital (K)
     5.650%, 05/15/06                 $ 3,300      $  3,508
                                                   --------
AIR TRANSPORTATION (0.6%)
   FedEx
     6.625%, 02/12/04                   2,150         2,171
                                                   --------
AUTOMOTIVE (0.7%)
   DaimlerChrysler
     7.750%, 06/15/05                   2,250         2,418
                                                   --------
BANKS (5.2%)
   Bank of America
     6.625%, 06/15/04                   4,925         5,067
     6.500%, 03/15/06                   1,180         1,280
   KFW International Finance,
     Ser DTC
     4.750%, 01/24/07                   3,000         3,191
   Wachovia
     6.800%, 06/01/05                   3,500         3,741
   Wells Fargo (K)
     6.625%, 07/15/04                   4,025         4,151
                                                   --------
                                                     17,430
                                                   --------
BROADCASTING (1.4%)
   Comcast Cablevision
     8.375%, 05/01/07                   1,425         1,639
   Liberty Media (K)
     3.500%, 09/25/06                   1,710         1,702
   Univision Communications
     2.875%, 10/15/06                   1,275         1,260
                                                   --------
                                                      4,601
                                                   --------
FINANCE (13.9%)
   CIT Group (K)
     4.125%, 02/21/06                   3,555         3,662
   Citigroup (K)
     6.750%, 12/01/05                   4,500         4,882
   Countrywide Home Loan,
     Ser J, MTN (K)
     5.500%, 08/01/06                   3,125         3,320
   EOP Operating LP
     8.375%, 03/15/06                   1,505         1,680
   First American Bank
     7.750%, 07/15/04                   5,000         5,171
   Ford Motor Credit
     7.500%, 03/15/05                   1,675         1,764
     6.875%, 02/01/06                   1,700         1,789
   General Electric Capital,
     Ser A, MTN (K)
     2.850%, 01/30/06                   4,850         4,892
   General Motors Acceptance (K)

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
     6.750%, 01/15/06                 $   825      $    879
   General Motors Acceptance, MTN
     6.380%, 01/30/04                   1,675         1,689
   Household Finance (K)
     6.000%, 05/01/04                   5,000         5,100
   International Lease Finance
     5.750%, 10/15/06                   1,974         2,113
   National Rural Utilities
     3.000%, 02/15/06                   4,160         4,191
   SLM, Ser A, MTN (C)
     1.340%, 09/15/06                   5,800         5,805
                                                   --------
                                                     46,937
                                                   --------
FOOD, BEVERAGE & TOBACCO (1.0%)
   Conagra Foods
     7.500%, 09/15/05                   1,690         1,838
   Safeway
     6.150%, 03/01/06                   1,575         1,682
                                                   --------
                                                      3,520
                                                   --------
INDUSTRIAL (8.5%)
   Amerada Hess
     5.900%, 08/15/06                   1,525         1,633
   Anadarko Petroleum
     3.250%, 05/01/08                   1,835         1,792
   Coca Cola Enterprises
     6.625%, 08/01/04                   4,000         4,128
   Diageo Capital PLC
     3.375%, 03/20/08                   1,000           988
   IBM
     6.000%, 11/30/04                   3,500         3,646
   Ingersoll-Rand
     5.800%, 06/01/04                   1,900         1,941
   Kellogg
     6.625%, 01/29/04                   3,000         3,023
   Kerr-McGee
     5.375%, 04/15/05                   1,775         1,837
   Kroger
     7.375%, 03/01/05                   1,575         1,673
   Masco
     6.750%, 03/15/06                   1,600         1,742
   Phillips Petroleum
     8.500%, 05/25/05                   3,750         4,097
   Weyerhaeuser
     6.125%, 03/15/07                   2,000         2,150
                                                   --------
                                                     28,650
                                                   --------
INSURANCE (2.4%)
   Allstate
     7.875%, 05/01/05                   4,300         4,644
   MetLife
     3.911%, 05/15/05                   2,250         2,315
   Safeco (K)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



SHORT-TERM BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
     4.200%, 02/01/08                 $ 1,110      $  1,115
                                                   --------
                                                      8,074
                                                   --------
INVESTMENT BANKERS/BROKER DEALERS (9.6%)
   Bear Stearns
     5.700%, 01/15/07                   4,610         4,964
   Credit Suisse First Boston (K)
     5.875%, 08/01/06                   3,250         3,494
   Goldman Sachs Group
     7.625%, 08/17/05                   3,500         3,820
   JP Morgan Chase
     5.250%, 05/30/07                   2,005         2,127
   Lehman Brothers Holdings
     7.750%, 01/15/05                   4,000         4,290
   Merrill Lynch, Ser B, MTN
     3.375%, 09/14/07                   5,175         5,192
   Morgan Stanley Dean Witter
     7.750%, 06/15/05                   3,875         4,205
   Paine Webber Group
     6.375%, 05/15/04                   4,300         4,401
                                                   --------
                                                     32,493
                                                   --------
RETAIL (0.5%)
   Nordstrom
     8.950%, 10/15/05                   1,600         1,772
                                                   --------
SERVICES (1.2%)
   Viacom
     7.750%, 06/01/05                   2,500         2,703
     7.150%, 05/20/05                   1,350         1,449
                                                   --------
                                                      4,152
                                                   --------
TELEPHONES & TELECOMMUNICATIONS (3.9%)
   AT&T Wireless
     7.500%, 05/01/07                   2,000         2,217
   British Telecom PLC
     7.875%, 12/15/05                   4,000         4,405
   Deutsche Telekom
     International Finance
     8.250%, 06/15/05                     900           978
   Verizon Wireless (K)
     5.375%, 12/15/06                   2,000         2,124
   Vodafone Group PLC (B)
     7.625%, 02/15/05                   3,125         3,337
                                                   --------
                                                     13,061
                                                   --------
TRANSPORTATION (1.1%)
   Union Pacific
     5.840%, 05/25/04                   3,500         3,564
                                                   --------
UTILITIES (2.5%)
   Alabama Power, Ser X
     3.125%, 05/01/08                     815           798

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
   Dominion Resources, Ser B
     7.625%, 07/15/05                 $ 1,500      $  1,624
   Scottish Power PLC, Ser H, MTN
     6.750%, 07/15/04                   2,500         2,576
   Southern New England Telephone,
     Ser C, MTN
     6.125%, 12/15/03                   3,500         3,504
                                                   --------
                                                      8,502
                                                   --------
Total Corporate Obligations
     (Cost $177,698)                                180,853
                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (22.6%)
   FHLB
     3.875%, 12/15/04                   5,000         5,120
     3.250%, 08/15/05                   7,500         7,652
     2.625%, 05/15/07                   1,625         1,600
     2.500%, 03/15/06                   8,250         8,265
   FHLMC
     4.250%, 06/15/05                   6,750         6,990
     3.000%, 07/15/04                   5,250         5,307
   FHLMC, MTN
     2.050%, 07/14/06                   7,000         6,913
   FHLMC, Ser 2558 Cl BA
     2.250%, 07/06/05                   3,500         3,503
   FNMA
     3.875%, 03/15/05 (K)              10,000        10,286
     3.500%, 09/15/04                   8,500         8,642
     1.875%, 12/15/04                   7,000         7,029
   FNMA, Ser 9 Cl UA
     5.500%, 07/15/06                   4,750         5,094
                                                   --------
Total U.S. Government Agency Obligations
     (Cost $76,250)                                  76,401
                                                   --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (8.8%)
   FHLMC
     6.000%, 07/01/06                     593           611
     5.000%, 05/15/11                   2,853         2,901
     4.000%, 07/01/08                   4,619         4,679
   FHLMC (C)
     3.362%, 07/01/33                   5,043         5,084
   FNMA
     7.000%, 01/01/27                     218           231
     4.000%, 11/25/16                   4,250         4,307
   FNMA (C)
     3.202%, 05/01/33                   5,060         5,053
     3.175%, 09/01/33                   4,163         4,298
     3.153%, 10/01/33                   2,320         2,391
   GNMA
     8.000%, 11/15/09                     316           339
                                                   --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $29,911)                                  29,894
                                                   --------

-------------------------------------------------------------------------------
                                                                     (UNAUDITED)


-------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
ASSET-BACKED OBLIGATIONS (6.7%)
   Bank One Issuance Trust,
     Ser 2002-A4, Cl A4
     2.940%, 06/16/08                 $ 4,500      $  4,554
   Capital Auto Receivables Asset
     Trust, Ser 2002-3, Cl A3
     3.580%, 10/16/06                   4,500         4,605
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                   2,000         2,006
   Citibank Credit Card Issuance
     Trust, Ser 2001-A8, Cl A8
     4.100%, 12/07/06                   4,875         4,997
   Equivantage Home Equity Loan
     Trust, Ser 1996-1, Cl A
     7.300%, 10/25/25                     135           135
   Ford Credit Auto Owner Trust,
     Ser 2002-A, Cl A3A
     3.620%, 01/15/06                   1,877         1,896
   Honda Auto Receivables Owner
     Trust, Ser 2002-1, Cl A3
     3.500%, 10/17/05                   2,829         2,854
   Honda Auto Receivables Owner
     Trust, Ser 2002-3, Cl A4
     3.610%, 12/18/07                   1,500         1,536
                                                   --------
Total Asset-Backed Obligations
     (Cost $22,351)                                  22,583
                                                   --------
U.S. TREASURY OBLIGATIONS (5.0%)
   U.S. Treasury Notes
     5.875%, 11/15/04 to 11/15/05 (K)  10,000        10,582
     5.750%, 11/15/05 (K)               3,250         3,482
     3.125%, 10/15/08                   2,900         2,873
                                                   --------
Total U.S. Treasury Obligations
     (Cost $16,947)                                  16,937
                                                   --------
FOREIGN GOVERNMENT DEBT SECURITIES (1.9%)
CANADA (1.9%)
   Province of Ontario
     7.000%, 08/04/05                   4,000         4,315
   Quebec Province
     5.500%, 04/11/06                   2,000         2,145
                                                   --------
Total Foreign Government Debt Securities
     (Cost $6,110)                                    6,460
                                                   --------
SHORT-TERM INVESTMENT (11.3%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)        38,343,308        38,343
                                                   --------
Total Short-Term Investment
     (Cost $38,343)                                  38,343
                                                   -------

-------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
-------------------------------------------------------------------------------
CASH EQUIVALENTS (0.5%)
   Federated Prime Obligation
     Money Market Fund                251,741      $    252
   Federated Prime Value Money
     Market Fund                    1,475,673         1,476
                                                   --------
Total Cash Equivalents
     (Cost $1,728)                                    1,728
                                                   --------
Total Investments (110.3%)
   (Cost $369,338)                                  373,199
                                                   --------
OTHER ASSETS AND LIABILITIES (-10.3%)
Payable Upon Return of Securities Loaned            (38,343)
Investment Advisory Fees Payable                       (169)
Administration Fees Payable                             (20)
Distribution Fees Payable                               (11)
Custody Fees Payable                                     (6)
Other Assets and Liabilities, Net                     3,563
                                                   --------
Total Other Assets and Liabilities                  (34,986)
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 30,266,096 outstanding shares
   of beneficial interest                           306,734
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 771,797 outstanding shares
   of beneficial interest                             7,787
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 3,038,825 outstanding shares
   of beneficial interest                            30,642
Distributions in excess of net investment
   income                                               (65)
Accumulated net realized loss on investments        (10,746)
Net unrealized appreciation on investments            3,861
                                                   --------
Total Net Assets (100.0%)                          $338,213
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($300,318,847 / 30,266,096 shares)                 $9.92
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($7,677,530 / 771,797 shares)                      $9.95
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($9.95 / 98.00%)                         $10.15
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($30,216,888 / 3,038,825 shares)                   $9.94
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (98.9%)
   U.S. Treasury Notes
     3.000%, 01/31/04                 $25,000      $ 25,082
     5.875%, 11/15/04                   5,000         5,211
     1.750%, 12/31/04                  10,000        10,032
     1.625%, 01/31/05                  30,000        30,037
     7.500%, 02/15/05                   5,000         5,356
     1.625%, 04/30/05                  15,000        15,000
     1.250%, 05/31/05                  15,000        14,906
     1.500%, 07/31/05                  10,000         9,950
     6.500%, 08/15/05                  25,000        26,954
     5.875%, 11/15/05                  10,000        10,743
     5.750%, 11/15/05                  15,000        16,069
     5.625%, 02/15/06                  10,000        10,755
     2.000%, 05/15/06                  10,000         9,937
     7.000%, 07/15/06                   5,000         5,587
     6.500%, 10/15/06                  20,000        22,212
                                                   --------
Total U.S. Treasury Obligations
     (Cost $217,377)                                217,831
                                                   --------
CASH EQUIVALENT (0.6%)
   Federated U.S. Treasury Cash
     Reserves Fund                  1,251,876         1,252
                                                   --------
Total Cash Equivalent
     (Cost $1,252)                                    1,252
                                                   --------
Total Investments (99.5%)
   (Cost $218,629)                                  219,083
                                                   --------
OTHER ASSETS AND LIABILITIES (0.5%)
Investment Advisory Fees Payable                       (109)
Distribution Fees Payable                               (30)
Administration Fees Payable                             (13)
Custody Fees Payable                                     (1)
Other Assets and Liabilities, Net                     1,183
                                                   --------
Total Other Assets and Liabilities                    1,030
                                                   --------

--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 10,083,533 outstanding shares
   of beneficial interest                          $100,580
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 1,642,821 outstanding shares
   of beneficial interest                            16,885
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 9,721,178 outstanding shares
   of beneficial interest                            98,906
Accumulated net realized gain on investments          3,288
Net unrealized appreciation on investments              454
                                                   --------
Total Net Assets (100.0%)                          $220,113
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($103,587,104 / 10,083,533 shares)                $10.27
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($16,861,460 / 1,642,821 shares)                  $10.26
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($10.26 / 99.00%)                        $10.36
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($99,664,399 / 9,721,178 shares)                  $10.25
                                                   ========

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (41.0%)
AEROSPACE & DEFENSE (0.9%)
   L-3 Communications
     Callable 07/15/08 @ 103.063
     6.125%, 07/15/13                 $ 1,000      $    993
   Sequa
     9.000%, 08/01/09                   1,000         1,090
                                                   --------
                                                      2,083
                                                   --------
AUTOPARTS (2.0%)
   Cummins (B)
     9.500%, 12/01/10                     500           574
   Dana
     6.500%, 03/15/08                   1,000         1,000
   Eagle-Picher Industries (B)
     Callable 09/01/08 @ 104.875
     9.750%, 09/01/13                     500           531
   Metaldyne
     Callable 06/15/07 @ 105.5
     11.000%, 06/15/12                  1,000           850
   RJ Tower (B) (K)
     12.000%, 06/01/13                    500           471
   TRW Automotive (B)
     9.375%, 02/15/13                   1,000         1,130
                                                   --------
                                                      4,556
                                                   --------
BROADCASTING (1.8%)
   Albritton Communications
     Callable 12/15/07 @ 103.88
     7.750%, 12/15/12                   1,000         1,017
   Corus Entertainment
     Callable 03/01/07 @ 104.375
     8.750%, 03/01/12                     500           548
   Entravision Communications
     Callable 03/15/06 @ 104.063
     8.125%, 03/15/09                     500           533
   Paxson Communications (A)
     Callable 01/15/06 @ 106.12
     7.513%, 01/15/09                   1,000           855
   Spanish Broadcasting
     Callable 11/01/04 @ 104.813
     9.625%, 11/01/09                   1,000         1,055
                                                   --------
                                                      4,008
                                                   --------
BUILDING & CONSTRUCTION (2.2%)
   K. Hovnanian Enterprises (K)
     Callable 04/01/07 @ 104.438
     8.875%, 04/01/12                   1,000         1,094
   NVR
     5.000%, 06/15/10                     500           491
   Standard Pacific
     9.250%, 04/15/12                   1,000         1,110

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   WCI Communities
     Callable 02/15/06 @ 105.313
     10.625%, 02/15/11                 $  500      $    560
   WCI Communities
     Callable 05/01/07 @ 104.56
     9.125%, 05/01/12                     500           548
   William Lyon Homes
     10.750%, 04/01/13                  1,000         1,121
                                                   --------
                                                      4,924
                                                   --------
CABLE (2.2%)
   Adelphia Communications (J)
     10.875%, 10/01/10                    750           623
   Charter Communications Holdings
     10.750%, 10/01/09                    750           641
   Echostar DBS
     Callable 01/15/06 @ 104.563
     9.125%, 01/15/09                     324           361
   Echostar DBS
     Callable 10/01/04 @ 105.188
     10.375%, 10/01/07                    600           657
   Insight Midwest LP (K)
     Callable 10/01/04 @ 104.875
     9.750%, 10/01/09                   1,000         1,055
   Mediacom LLC (K)
     Callable 01/15/06 @ 104.75
     9.500%, 01/15/13                   1,250         1,241
   Mediacom LLC, Ser B (K)
     Callable 04/15/04 @ 102.833
     8.500%, 04/15/08                     250           246
                                                   --------
                                                      4,824
                                                   --------
CHEMICALS (2.4%)
   Acetex (B)
     Callable 08/01/05 @ 105.44
     10.875%, 08/01/09                    500           555
   Compass Minerals Group
     Callable 08/15/06 @ 105
     10.000%, 08/15/11                    500           556
   Equistar Chemical (B)
     Callable 05/01/07 @ 105.313
     10.625%, 05/01/11                  1,000         1,060
   HMP Equity Holdings (A) (B)
     14.050%, 05/15/08                  1,000           530
   Huntsman (B) (K)
     Callable 10/15/07 @ 105.81
     11.625%, 10/15/10                    500           490
   IMC Global, Ser B
     Callable 06/01/06 @ 105.62
     11.250%, 06/01/11                    500           530
   IMC Global, Ser B
     Callable 06/01/06 @ 105.63
     11.250%, 06/01/11                    500           530

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



STRATEGIC INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     Value (000)
--------------------------------------------------------------------------------
   OM Group
     Callable 12/15/06 @ 104.625
     9.250%, 12/15/11                  $  500      $    506
   Westlake Chemical (B)
     Callable 07/15/07 @ 104.38
     8.750%, 07/15/11                     500           538
                                                   --------
                                                      5,295
                                                   --------
CONSUMER PRODUCTS (0.8%)
   American Achievement, Ser B
     Callable 01/01/05 @ 105.813
     11.625%, 01/01/07                    750           827
   Chattem, Ser B
     Callable 04/01/04 @ 102.958
     8.875%, 04/01/08                   1,000         1,030
                                                   --------
                                                      1,857
                                                   --------
ENERGY (2.2%)
   Chesapeake Energy
     9.000%, 08/15/12                   1,000         1,145
   Denbury Resources
     Callable 04/01/08 @ 103.75
     7.500%, 04/01/13                     500           519
   Energy Partners
     8.750%, 08/01/10                     750           780
   Peabody Energy, Ser B
     Callable 03/15/08 @ 103.44
     6.875%, 03/15/13                   1,000         1,052
   Premcor Refining Group (B)
     Callable 02/01/08 @ 103.88
     7.750%, 02/01/12                     500           509
   Swift Energy
     Callable 05/01/07 @ 104.688
     9.375%, 05/01/12                     500           549
   Westport Resources (B)
     8.250%, 11/01/11                     250           272
                                                   --------
                                                      4,826
                                                   --------
ENTERTAINMENT (3.2%)
   Bally Total Fitness Holding (B)
     Callable 07/15/07 @ 105.25
     10.500%, 07/15/11                    500           499
   Boyd Gaming (B)
     Callable 12/15/07 @ 103.875
     7.750%, 12/15/12                     500           526
   Kerzner International
     Callable 08/15/06 @ 104.438
     8.875%, 08/15/11                   1,000         1,087
   Mandalay Resort Group
     10.250%, 08/01/07                  1,000         1,147

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Resort International Hotel &
     Casino
     Callable 03/15/07 @ 106
     11.500%, 03/15/09                 $  500      $    531
   Royal Caribbean Cruises (K)
     8.750%, 02/02/11                   1,000         1,120
   Six Flags (K)
     Callable 02/01/06 @ 104.44
     8.875%, 02/01/10                   1,000           978
   Venetian Casino
     Callable 06/15/06 @ 105.5
     11.000%, 06/15/10                  1,000         1,158
                                                   --------
                                                      7,046
                                                   --------
FOOD, BEVERAGE & TOBACCO (1.3%)
   Burns Philp Capital Property (B)
     Callable 07/15/07 @ 104.875
     9.750%, 07/15/12                   1,000         1,037
   Land O Lakes, Ser B
     Callable 11/15/06 @ 104.38
     8.750%, 11/15/11                   1,000           920
   RJ Reynolds Tobacco
     Holdings, Ser B
     7.750%, 05/15/06                   1,000         1,048
                                                   --------
                                                      3,005
                                                   --------
HOTELS & LODGING (0.5%)
   Host Marriott, Ser B,
     Callable 08/01/04 @ 103.99
     7.875%, 08/01/08                   1,000         1,033
                                                   --------
INDUSTRIAL (3.1%)
   AK Steel (K)
     Callable 06/15/07 @ 103.875
     7.750%, 06/15/12                   1,000           675
   Case
     7.250%, 08/01/05                   1,000         1,035
   Case New Holland (B)
     Callable 08/01/07 @ 104.625
     9.250%, 08/01/11                     500           560
   Constar (K)
     Callable 12/01/07 @ 105.5
     11.000%, 12/01/12                    500           402
   Foamex LP
     Callable 04/01/06 @ 105.375
     10.750%, 04/01/09                    500           449
   Gerdau Ameristeel (B) (K)
     Callable 07/15/07 @ 105.375
     10.375%, 07/15/11                  1,000         1,060
   NMGH Holding
     Callable 05/15/06 @ 105
     10.000%, 05/15/09                    500           551

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Sanmina-SCI
     Callable 01/15/07 @ 105.188
     10.375%, 01/15/10                 $  500      $    583
   Trimas
     Callable 06/15/07 @ 104.938
     9.875%, 06/15/12                   1,000         1,030
   United States Steel
     Callable 05/15/07 @ 104.88
     9.750%, 05/15/10                     500           536
                                                   --------
                                                      6,881
                                                   --------
INSURANCE (0.9%)
   Markel Cap Trust, Ser B
     8.710%, 01/01/46                   1,450         1,488
   Transamerica Capital
     7.625%, 11/15/37                     475           496
                                                   --------
                                                      1,984
                                                   --------
MEDICAL & MEDICAL PRODUCTS (2.9%)
   Ameripath
     Callable 04/01/08 @ 105.25
     10.500%, 04/01/13                  1,000         1,055
   Apogent Technologies TBA (B)
     Callable 05/15/08 @ 103.25
     6.500%, 05/15/13                     500           519
   Fisher Scientific International
     Callable 05/01/07 @ 104.06
     8.125%, 05/01/12                     435           467
   Healthsouth (J)
     Callable 10/01/04 @ 105.375
     10.750%, 10/01/08                    750           690
   Pacificare Health Systems
     Callable 06/01/06 @ 105.375
     10.750%, 06/01/09                  1,000         1,147
   Rotech Healthcare
     9.500%, 04/01/12                   1,000         1,040
   United Surgical Partners
     Callable 12/15/06 @ 105
     10.000%, 12/15/11                  1,000         1,130
   US Oncology
     Callable 02/01/07 @ 104.813
     9.625%, 02/01/12                     500           545
                                                   --------
                                                      6,593
                                                   --------

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING (1.2%)
   Dex Media East LLC
     Callable 11/15/07 @ 106.063
     12.125%, 11/15/12                $ 1,000      $  1,202
   Primedia (B)
     Callable 05/15/08 @ 104
     8.000%, 05/15/13                   1,000         1,008
   Von Hoffman Press
     10.250%, 03/15/09                    500           526
                                                   --------
                                                      2,736
                                                   --------
REAL ESTATE INVESTMENT TRUSTS (1.9%)
   Crescent Real Estate
     Callable 04/15/06 @ 104.625
     9.250%, 04/15/09                     750           818
   iStar Financial
     7.000%, 03/15/08                     750           806
   MeriStar Hospitality Operating
     Partnership LP
     Callable 12/15/05 @ 105.25
     10.500%, 06/15/09                  1,000         1,073
   Senior Housing Properties Trust
     Callable 04/15/08 @ 103.938
     7.875%, 04/15/15                     500           525
   Ventas Realty LP
     9.000%, 05/01/12                   1,000         1,120
                                                   --------
                                                      4,342
                                                   --------
RETAIL (2.3%)
   Asbury Automotive Group
     Callable 06/15/07 @ 104.5
     9.000%, 06/15/12                   1,000         1,052
   Great Atlantic & Pacific Tea
     Callable 12/15/06 @ 104.563
     9.125%, 12/15/11                   1,000           872
   Hollywood Entertainment
     Callable 03/15/07 @ 104.813
     9.625%, 03/15/11                   1,000         1,072
   Ingles Markets
     Callable 12/01/06 @ 104.438
     8.875%, 12/01/11                     500           484
   Office Depot
     10.000%, 07/15/08                    500           598
   Roundy's, Ser B (B)
     Callable 06/15/07 @ 104.438
     8.875%, 06/15/12                   1,000         1,058
                                                   --------
                                                      5,136
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



STRATEGIC INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
SERVICE INDUSTRIES (3.1%)
   Allied Waste, Ser B (B)
     9.250%, 09/01/12                  $  500      $    557
   Coinmach
     Callable 02/01/06 @ 104.5
     9.000%, 02/01/10                     500           542
   Cooperative Computing (B)
     Callable 06/15/07 @ 105.25
     10.500%, 06/15/11                    500           542
   IESI
     Callable 06/15/07 @ 105.125
     10.250%, 06/15/12                    500           542
   IPC Acquisition
     Callable 12/15/05 @ 105.75
     11.500%, 12/15/09                    200           218
   Iron Mountain
     Callable 01/15/08 @ 103.88
     7.750%, 01/15/15                     500           530
   Iron Mountain
     Callable 07/01/08 @ 103.31
     6.625%, 01/01/16                     500           488
   Service International
     7.700%, 04/15/09                     500           524
   Shaw Group (B)
     Callable 03/15/07 @ 105.375
     10.750%, 03/15/10                  1,000         1,053
   United Rentals (B)
     Callable 11/15/11 @ 100
     7.750%, 11/15/13                   1,000           998
   United Rentals, Ser B (K)
     Callable 06/01/04 @ 104.75
     9.500%, 06/01/08                   1,000         1,050
                                                   --------
                                                      7,044
                                                   --------
TELEPHONE & TELECOMMUNICATIONS (3.7%)
   Crown Castle International
     Callable 08/01/05 @ 105.375
     10.750%, 08/01/11                  1,000         1,120
   Intermedia Communications,
     Ser B (A) (J)
     11.250%, 07/15/07                    750           652
   Nextel Communications (K)
     Callable 08/01/08 @ 103.688
     7.375%, 08/01/15                   1,000         1,052
   PanAmSat
     Callable 02/01/07 @ 104.25
     8.500%, 02/01/12                   1,000         1,088
   Qwest Services (B)
     Callable 12/15/05 @ 106.5
     13.000%, 12/15/07                  1,000         1,160
   Rogers Cantel
     Callable 06/01/04 @ 103.125
     9.375%, 06/01/08                   1,000         1,045

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Sprint Capital
     8.750%, 03/15/32                 $ 1,500      $  1,698
   TSI Telecommunications
     Services, Ser B
     Callable 02/01/06 @ 106.375
     12.750%, 02/01/09                    500           547
                                                   --------
                                                      8,362
                                                   --------
TRANSPORTATION (1.6%)
   El Paso Energy Partners, Ser B
     Callable 12/01/06 @ 104.25
     8.500%, 06/01/11                   1,000         1,090
   Laidlaw, Ser B
     11.500%, 04/15/07                  1,000           882
   Seabulk International (B)
     9.500%, 08/15/13                   1,000         1,043
   Transmontaigne (B)
     Callable 06/01/07 @ 104.563
     9.125%, 06/01/10                     500           536
                                                   --------
                                                      3,551
                                                   --------
UTILITIES (0.8%)
   Calpine (K)
     8.500%, 02/15/11                     500           364
   Mission Energy Holdings
     13.500%, 07/15/08                  1,000           915
   PSEG Energy Holdings
     7.750%, 04/16/07                     500           515
                                                   --------
                                                      1,794
                                                   --------
Total Corporate Obligations
     (Cost $88,330)                                  91,880
                                                   --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (27.4%)
   FNMA
     5.936%, 11/01/11                     979         1,061
     5.500%, 12/01/32 to 07/01/33      19,700        19,836
     4.500%, 06/01/18 to 10/01/18       6,925         6,882
     3.239%, 06/01/33                   3,118         3,172
   FNMA REMIC, Ser 2002-22, Cl PE
     6.500%, 11/25/30                   1,000         1,029
   FNMA, 15 year
     5.000%, 06/01/18                   2,190         2,220
   FNMA, 30 year
     5.000%, 06/01/33 to 08/01/33      21,549        21,164
   GNMA
     6.000%, 12/15/31                   1,006         1,042
     5.500%, 11/15/33                   5,000         5,058
                                                   --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $62,157)                                  61,464
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                      (000)(E)    VALUE (000)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT DEBT SECURITIES (16.6%)
AUSTRALIA (1.7%)
   Australian Government (AUD)
     6.500%, 05/15/13                   2,500      $  1,877
     5.750%, 06/15/11                   2,600         1,857
                                                   --------
                                                      3,734
                                                   --------
BELGIUM (0.5%)
   Kingdom of Belgium (EUR)
     4.250%, 09/28/13                   1,000         1,175
                                                   --------
BRAZIL (2.0%)
   Federal Republic of Brazil
     11.000%, 01/11/12                $ 2,000         2,230
     10.250%, 06/17/13                  2,000         2,153
                                                   --------
                                                      4,383
                                                   --------
CANADA (2.1%)
   Canadian Government (CAD)
     5.250%, 06/01/12                   4,000         3,179
     4.500%, 09/01/07                   2,000         1,572
                                                   --------
                                                      4,751
                                                   --------
FRANCE (0.9%)
   France Telecom
     9.750%, 03/01/31                 $ 1,500         1,963
                                                   --------
GERMANY (1.1%)
   Deutschland Republic (EUR)
     4.500%, 01/04/13                   2,000         2,417
                                                   --------
IRELAND (1.0%)
   Depfa ACS Bank (EUR)
     3.875%, 07/15/13                   2,000         2,265
                                                   --------
ITALY (1.4%)
   Italy Buoni Poliennali del
     Tesoro (EUR)
     4.250%, 08/01/13                   2,700         3,170
                                                   --------
SPAIN (1.6%)
   Government of Spain (EUR)
     6.000%, 01/31/08                   1,000         1,308
     4.200%, 07/30/13                   2,000         2,352
                                                   --------
                                                      3,660
                                                   --------
SWEDEN (1.6%)
   Kingdom of Sweden (SEK)
     5.000%, 01/28/09                  27,000         3,659
                                                   --------

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                  AMOUNT (000)(E) VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM (2.7%)
   United Kingdom (GBP)
     7.500%, 12/07/06                   1,000      $  1,850
     5.000%, 03/07/08                   1,000         1,727
     5.000%, 03/07/12                   1,500         2,571
                                                   --------
                                                      6,148
                                                   --------
Total Foreign Government Debt Securities
     (Cost $35,647)                                  37,325
                                                   --------
U.S. TREASURY OBLIGATIONS (7.5%)
   U.S. Treasury Notes
     5.375%, 02/15/31                 $ 6,500         6,734
     5.250%, 11/15/28                   5,000         5,001
     4.250%, 08/15/13                   5,000         4,980
                                                   --------
Total U.S. Treasury Obligations
     (Cost $17,816)                                  16,715
                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.1%)
   FHLB
     3.625%, 11/14/08                   5,000         4,986
   FHLMC
     5.250%, 01/15/06                   1,500         1,592
     4.500%, 07/15/13                   5,000         4,898
                                                   --------
Total U.S. Government Agency Obligations
     (Cost $11,423)                                  11,476
                                                   --------
ASSET-BACKED OBLIGATIONS (0.8%)
   Long Beach Asset Holdings,
     Ser 2003-4, Cl N1
     6.535%, 08/25/33                     762           764
   Saxon Net Interest Margin Trust,
     Ser 2003-A, Cl A (B)
     6.656%, 08/26/33                     933           932
                                                   --------
Total Asset-Backed Obligations
     (Cost $1,695)                                    1,696
                                                   --------
SHORT-TERM INVESTMENT (4.5%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)         9,993,248         9,993
                                                   --------
Total Short-Term Investment
     (Cost $9,993)                                    9,993
                                                   --------
Total Investments (102.9%)
   (Cost $227,061)                                  230,549
                                                   --------
OTHER ASSETS AND LIABILITIES
Payable Upon Return of Securities Loaned             (9,993)
Investment Advisory Fees Payable                       (137)
Distribution Fees Payable                               (64)
Administration Fees Payable                             (13)
Other Assets and Liabilities, Net                     3,768
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES (-2.9%)           (6,439)
                                                   --------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



STRATEGIC INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   (unlimited authorization -- no par value)
   based on 6,439,930 outstanding shares
   of beneficial interest                          $ 63,104
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 244,508 outstanding shares
   of beneficial interest                             2,445
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 15,817,157 outstanding shares
   of beneficial interest                           155,272
Distributions in excess of net
   investment income                                 (1,414)
Accumulated net realized gain on investments          1,693
Net unrealized appreciation on investments            3,488
Net unrealized depreciation on forward
   foreign currency contracts, foreign currencies
   and translation of other assets and
   liabilities denominated in foreign currencies       (478)
                                                   --------
Total Net Assets (100.0%)                          $224,110
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($64,114,409 / 6,439,930 shares)                   $9.96
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($2,437,868 / 244,508 shares)                      $9.97
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($9.97 / 96.25%)                         $10.36
                                                   ========
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($157,558,096 / 15,817,157 shares)                 $9.96
                                                   ========

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (61.4%)
   FHLMC
     7.000%, 06/01/17                 $   607      $    642
     6.500%, 03/01/12 to 09/01/16       2,268         2,388
     5.500%, 04/01/17                   4,428         4,566
     5.212%, 04/01/33                   4,067         4,120
     5.000%, 05/01/33                   4,762         4,667
     4.500%, 06/01/13 to 10/01/18      19,904        19,822
     1.650%, 08/27/05                     718           717
   FHLMC REMIC, Ser 1623, Cl PG
     3.000%, 07/15/21                   1,658         1,663
   FNMA
     7.000%, 12/01/31 to 06/01/32       7,332         7,742
     6.500%, 06/01/13 to 07/01/32       8,478         8,846
     6.290%, 08/01/18                   1,292         1,345
     6.000%, 11/01/07 to 11/01/33      54,238        55,866
     5.936%, 11/01/11                   3,917         4,243
     5.500%, 09/01/17 to 04/01/18       6,520         6,721
     4.254%, 08/01/33                  17,316        17,541
     4.133%, 05/01/33                   9,007         9,087
     4.000%, 11/01/13                   9,921         9,909
   FNMA REMIC, Ser 143, Cl J
     8.750%, 12/25/20                      11            12
   FNMA REMIC, Ser 2002-22, Cl PE
     6.500%, 11/25/30                   6,000         6,171
   FNMA, Ser 2002-M2, Cl C
     4.717%, 08/25/12                   5,000         5,008
   GNMA
     7.500%, 10/20/09                       6             6
     6.500%, 10/15/23 to 11/15/31       3,122         3,284
     6.250%, 10/15/28                     473           495
     6.000%, 07/15/13 to 03/15/33       8,202         8,509
     5.500%, 12/15/32 to 12/01/33       4,111         4,159
   GNMA, Ser 2002-9, Cl B
     5.881%, 03/16/24                   3,000         3,243
                                                   --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $189,344)                                190,772
                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (15.8%)
   FHLB
     4.875%, 11/15/06                   5,000         5,282
   FHLMC
     4.500%, 01/15/13 (K)               6,600         6,511
     4.250%, 05/22/13                   2,000         1,864
     3.000%, 10/27/06                   4,000         4,029
   FNMA
     6.625%, 11/15/10                  10,000        11,405
     4.625%, 10/15/13 (K)               5,000         4,943
     3.875%, 11/17/08                  10,000         9,959

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   FNMA, MTN
     1.060%, 07/20/04                 $ 5,000      $  4,994
                                                   --------
Total U.S. Government Agency Obligations
     (Cost $48,633)                                  48,987
                                                   --------
U.S. TREASURY OBLIGATIONS (13.2%)
   U.S. Treasury Bonds
     5.375%, 02/15/31                  10,900        11,293
     5.250%, 02/15/29                   2,000         2,003
   U.S. Treasury Notes
     4.250%, 08/15/13 (K)               5,000         4,980
     4.000%, 11/15/12 (K)               3,000         2,953
     3.375%, 01/15/07                   5,836         6,306
     3.000%, 07/15/12                   3,074         3,336
     2.375%, 08/15/06 (K)              10,000         9,993
                                                   --------
Total U.S. Treasury Obligations
     (Cost $40,931)                                  40,864
                                                   --------
CORPORATE OBLIGATIONS (1.8%)
AUTOMOTIVE (0.7%)
   DaimlerChrysler Holdings
     7.400%, 01/20/05                   2,000         2,110
                                                   --------
BROADCASTING (0.6%)
   Liberty Media
     3.500%, 09/25/06                   2,000         1,990
                                                   --------
FINANCE (0.5%)
   SLM, MTN
     3.625%, 03/17/08                   1,500         1,497
                                                   --------
Total Corporate Obligations
     (Cost $5,603)                                    5,597
                                                   --------
MORTGAGE RELATED (1.6%)
   JP Morgan Mortgage Trust,
     Ser 2003-A2, Cl 2A2
     4.723%, 11/25/33                   5,000         5,044
                                                   --------
Total Mortgage Related
     (Cost $4,988)                                    5,044
                                                   --------
ASSET-BACKED SECURITIES (1.3%)
   Honda Auto Receivable Owner
     Trust, Ser 2003-3 Cl A3
     2.140%, 04/23/07                   2,000         1,997
   Whole Auto Loan Trust,
     Ser 2003-1, Cl A3A
     1.840%, 10/15/06                   2,000         1,994
                                                   --------
Total Asset-Backed Securities
     (Cost $4,000)                                    3,991
                                                   --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND (1.6%)
   iShares GS InvesTop Corporate
     Bond Fund                         46,000      $  5,063
                                                   --------
Total Exchange Traded Fund
     (Cost $5,016)                                    5,063
                                                   --------
SHORT-TERM INVESTMENT (8.9%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)        27,771,250        27,771
                                                   --------
Total Short-Term Investment
     (Cost $27,771)                                  27,771
                                                   --------
CASH EQUIVALENTS (0.0%)
   Federated Prime Money
     Market Obligations Fund            5,567             6
   SEI Daily Income Trust
     Government II Fund                 4,665             5
                                                   --------
Total Cash Equivalents
     (Cost $11)                                          11
                                                   --------
REPURCHASE AGREEMENT (3.2%)
   Morgan Stanley,
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $10,037,933
     (collateralized by U.S.
     Government Obligations; total
     market value $10,237,847) (G)    $10,037        10,037
                                                   --------
Total Repurchase Agreement
     (Cost $10,037)                                  10,037
                                                   --------
Total Investments (108.8%)
   (Cost $336,334)                                 $338,137
                                                   ========
PERCENTAGES ARE BASED UPON NET ASSETS OF $310,905,922.

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.9%)
VIRGINIA (98.9%)
   Albemarle County, Industrial
     Development Authority,
     Residential Care Facilities,
     Ser A, RB
     Callable 01/01/05 @ 101
     5.000%, 01/01/07                  $1,500      $  1,527
   Arlington County, Industrial
     Development Authority,
     Alexandria/Arlington Project,
     Ser A, RB, FSA
     5.250%, 01/01/05                   4,000         4,175
   Arlington County, Industrial
     Development Authority,
     Alexandria/Arlington Waste
     Project, Ser B, RB, AMT, FSA
     Callable 07/01/08 @ 101
     5.375%, 01/01/11                   2,785         3,063
   Arlington County, Industrial
     Development Authority,
     Arlington Health Systems, RB
     5.500%, 07/01/06                   2,000         2,175
     5.500%, 07/01/11                   2,000         2,226
   Arlington County, Industrial
     Development Authority,
     Arlington Health Systems, RB
     Callable 07/01/11 @ 101
     5.500%, 07/01/17                   2,225         2,384
   Bristol, GO, FSA, ETM
     Callable 11/01/12 @ 102
     5.500%, 11/01/16                   1,190         1,368
   Bristol, Public Improvement
     Project, GO, FSA
     Callable 11/01/12 @ 102
     5.250%, 11/01/14                   1,250         1,415
   Bristol, Utility Systems,
     RB, FSA, ETM
     Callable 07/15/11 @ 102
     5.750%, 07/15/14                   1,055         1,243
   Chesapeake Bay, Bridge & Tunnel
     Commission, General
     Resolution, RB, FGIC
     5.000%, 07/01/09                   1,000         1,122
   Chesapeake, GO
     5.400%, 12/01/08                   2,500         2,852
     5.000%, 06/01/09                   1,000         1,122
   Chesapeake, Public Improvement
     Project, GO
     5.500%, 12/01/10                   2,500         2,900
   City of Richmond, Public
     Improvement Project, GO, FGIC
     5.500%, 07/15/10                   1,000         1,156

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Danville, GO, FSA
     5.000%, 08/01/12                  $1,000      $  1,119
   Fairfax County, Industrial
     Development Authority, Fairfax
     Hospital Project, Ser B, RB (C)
     1.030%, 10/01/25                   2,300         2,300
   Fairfax County, Industrial
     Development Authority, Inova
     Health System Project, RB
     Callable 08/15/06 @ 102
     5.300%, 08/15/07                   1,500         1,647
   Fairfax County, Industrial
     Development Authority, Inova
     Health System Project, Ser A, RB
     Callable 02/15/08 @ 101
     5.000%, 08/15/10                   2,890         3,103
   Fairfax County, Water Authority, RB
     Callable 04/01/07 @ 102
     6.000%, 04/01/22                   5,560         6,255
   Fairfax County, Water Authority, RB
     Callable 04/01/12 @ 100
     5.500%, 04/01/14                   2,000         2,259
   Fairfax County, Water Authority, RB
     Prerefunded @ 101 (F)
     6.000%, 04/01/10                   1,125         1,336
   Greater Richmond, Convention
     Center Authority, Convention
     Center Expansion Project, RB
     5.250%, 06/15/05                     460           486
   Greater Richmond, Convention
     Center Authority, Convention
     Center Expansion Project, RB
     Callable 06/15/10 @ 101
     6.000%, 06/15/11                   1,170         1,343
     6.000%, 06/15/13                   3,185         3,593
   Hampton, Museum Project, RB
     Callable 01/01/04 @ 102
     5.250%, 01/01/09                   1,760         1,799
   Hampton, Public Improvement
     Project, GO
     Callable 01/15/08 @ 102
     5.000%, 01/15/10                   1,200         1,321
   Hampton, Public Improvement
     Project, Ser A, GO
     Callable 07/15/12 @ 101
     5.500%, 07/15/18                   1,275         1,425

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Hanover County, Industrial
     Development Authority,
     Memorial Regional Medical
     Center Project, RB, MBIA
     6.375%, 08/15/18                  $6,000      $  7,388
   Harrisonburg, Industrial
     Development Authority,
     Rockingham Memorial
     Hospital Project, RB, MBIA
     Callable 01/05/04 @ 101
     5.750%, 12/01/13                   3,000         3,041
   Henrico County, Economic
     Development Authority,
     Residential Care Facility,
     Westminister Centerbury Project,
     Ser B, RB (LOC: KBC Bank N.V.) (C)
     Callable 12/04/03 @ 100
     1.110%, 07/01/08                   2,750         2,750
   Henrico County, Economic
     Development Authority, United
     Methodist Homes Project,
     Ser A, RB
     5.000%, 06/01/10                   1,000         1,000
     4.250%, 06/01/07                     475           471
     3.750%, 06/01/06                     255           254
   Henrico County, Economic
     Development Authority, United
     Methodist Homes Project, Ser A, RB
     Callable 06/01/12 @ 100
     6.500%, 06/01/22                   1,000           986
   Henrico County, Industrial
     Development Authority,
     Governmental Projects, RB
     Callable 06/01/06 @ 102
     5.150%, 06/01/07                   2,500         2,741
   Henrico County, Industrial
     Development Authority, Solid
     Waste Facility, Browning Ferris
     Project, RB, AMT
     5.300%, 12/01/11                   1,000           973
   Henrico County, Refunding &
     Public Improvement
     Projects, GO
     5.000%, 01/15/08                   2,220         2,467
   Henry County, Industrial
     Development Authority,
     Memorial Hospital
     Martinsville & Henry, RB
     Prerefunded @ 101
     6.000%, 01/01/07                   2,250         2,548

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Henry County, Public Service
     Authority, RB, FSA
     5.000%, 11/15/08                  $1,990      $  2,229
   Isle of Wight County, GO, MBIA
     5.000%, 02/01/12                   1,000         1,118
   James City County, Industrial
     Development Authority,
     Residential Care Facility, Ser B, RB
     Callable 09/01/04 @ 101
     5.375%, 03/01/26                   1,900         1,922
   Lynchburg, Industrial
     Development Authority, Centra
     Health, Health Care Facility, RB
     5.000%, 01/01/08                   1,180         1,285
   Lynchburg, Industrial
     Development Authority,
     Recreational Facilities Revenue, RB
     (LOC: Wachovia Bank, N.A.) (C)
     Callable 12/04/03 @ 100
     1.110%, 05/01/23                   1,000         1,000
   Lynchburg, Industrial
     Development Authority,
     Residential Care Facility, The
     Summit Project, Ser A, RB
     Callable 01/01/05 @ 101
     4.750%, 01/01/06                   1,850         1,865
   Lynchburg, Ser B, GO
     5.000%, 02/01/10                   1,940         2,171
   Metropolitan Washington,
     Airports Authority,
     Ser B, RB, MBIA, AMT
     Callable 10/01/08 @ 101
     4.750%, 10/01/11                   1,625         1,709
   Montgomery County, Industrial
     Development Authority,
     RB, AMBAC
     Callable 01/15/12 @ 101
     5.500%, 01/15/18                   1,865         2,067
   Newport News, GO
     5.250%, 03/01/08                   1,500         1,683
   Newport News, GO
     Callable 03/01/08 @ 102
     5.000%, 03/01/10                   3,210         3,566
   Newport News, General
     Improvement & Water Projects,
     Ser B, GO
     5.250%, 07/01/15                   3,000         3,402
   Newport News, Industrial
     Development Authority,
     Advanced Shipbuilding Carrier
     Project, RB
     5.500%, 09/01/09                   2,500         2,881

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Norfolk, GO
     Callable 06/01/04 @ 101
     5.250%, 06/01/08                  $5,000      $  5,153
   Norfolk, Industrial Development
     Authority, Children's Hospital
     Project, RB, AMBAC
     6.900%, 06/01/06                   1,000         1,124
   Norfolk, Redeveloping & Housing
     Authority, Educational Facility --
     Tidewater Community
     College, RB
     5.000%, 11/01/13                   1,135         1,260
   Norfolk, Refunding & Capital
     Improvement Projects, GO, MBIA
     Callable 01/01/12 @ 100
     5.000%, 01/01/13                   1,160         1,280
   Richmond, GO, FSA
     5.500%, 01/15/11                   1,000         1,150
     5.250%, 01/15/09                   1,470         1,659
   Richmond, GO, FSA
     Callable 01/15/11 @ 101
     5.500%, 01/15/12                   2,000         2,282
     5.500%, 01/15/18                   2,755         3,042
   Roanoke, Industrial Development
     Authority, Carilion
     Health System Project,
     Ser A, RB, MBIA
     5.250%, 07/01/11                   1,500         1,689
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser A, RB, MBIA
     Callable 07/01/12 @ 100
     5.750%, 07/01/13                   2,000         2,291
     5.750%, 07/01/14                   2,000         2,271
     5.500%, 07/01/18                   2,000         2,190
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser C, RB (C)
     Callable 01/02/04 @ 100
     1.020%, 07/01/27                   2,300         2,300
   Roanoke, Ser B, GO, AMT, FGIC
     5.000%, 10/01/11                   1,000         1,101
   Southwest Virginia, Regional Jail
     Authority, RB, MBIA
     Callable 09/01/13 @ 100
     5.125%, 09/01/14                   1,145         1,264
     5.125%, 09/01/15                   1,465         1,606
   Stafford County, Water &
     Sewer, RB, FSA
     5.000%, 06/01/12                   2,275         2,533

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Virginia Beach, Development
     Authority, Public Facility Town
     Center Project Phase I, Ser A, RB
     Callable 08/01/12 @ 100
     5.375%, 08/01/16                  $1,650      $  1,829
   Virginia Beach, GO
     5.450%, 07/15/11                   1,000         1,153
     5.250%, 03/01/07                   2,500         2,761
     5.250%, 03/01/08                   1,695         1,899
   Virginia Commonwealth,
     Transportation Board, Federal
     Highway Reimbursement
     Project, RB
     5.500%, 10/01/04                   2,500         2,592
     5.500%, 10/01/05                   2,500         2,689
     5.500%, 10/01/06                   1,000         1,106
   Virginia Commonwealth,
     Transportation Board, Northern
     Transportation District Project,
     Ser A, RB
     Callable 05/01/11 @ 100
     5.375%, 05/15/13                   2,045         2,287
   Virginia State, College Building
     Authority, Public Higher
     Education Financing Program,
     Ser A, RB
     5.000%, 09/01/11                   1,510         1,699
   Virginia State, College Building
     Authority, Public Higher
     Education, Ser A, RB
     5.500%, 09/01/09                   1,415         1,632
   Virginia State, College Building
     Authority, Washington & Lee
     University, RB
     5.375%, 01/01/21                   2,945         3,318
   Virginia State, Education Loan
     Authority, Guaranteed
     Student Loan Program,
     Ser B, RB, ETM, AMT
     5.550%, 09/01/10                   1,800         1,948
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage
     Project, Ser I, Sub Ser I-1,
     RB, AMT
     3.750%, 07/01/05                   1,000         1,027
   Virginia State, Housing
     Development Authority, Multi-
     Family Housing, Ser E, RB
     Callable 01/01/08 @ 102
     5.350%, 11/01/11                   1,250         1,339

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   Virginia State, Housing
     Development Authority, Multi-
     Family Housing, Ser I, RB, AMT
     Callable 01/01/09 @ 101
     4.875%, 11/01/12                  $1,950      $  2,035
   Virginia State, Housing
     Development Authority,
     Rental Housing, Ser H, RB, AMT
     Callable 11/01/09 @ 100
     5.625%, 11/01/18                   3,500         3,671
   Virginia State, Housing
     Development Authority, Ser C,
     Sub-Ser C-1, RB
     Callable 01/01/08 @ 102
     5.100%, 07/01/14                   1,500         1,575
   Virginia State, Housing
     Development Authority,
     Sub-Ser J-1, RB, MBIA
     Callable 07/01/11 @ 100
     4.875%, 07/01/13                   2,500         2,604
   Virginia State, Peninsula Ports
     Authority, Ser A, RB
     Callable 12/01/13 @ 100
     7.375%, 12/01/23                   1,500         1,551
   Virginia State, Polytechnic Institute
     & State University, Ser A, RB
     Callable 06/01/06 @ 102
     5.350%, 06/01/09                   2,000         2,209
   Virginia State, Public Building
     Authority, Ser A, RB
     Callable 08/01/07 @ 101
     6.000%, 08/01/08                   1,000         1,136
   Virginia State, Public School
     Authority, School Financing
     Project, Ser A, RB
     5.250%, 08/01/07                   2,000         2,229
   Virginia State, Public School
     Authority, Ser B, GO
     Callable 08/01/10 @ 101
     5.000%, 08/01/13                   2,910         3,170
   Virginia State, Resources
     Authority, Pooled Financing
     Program, RB (H)
     Callable 11/01/13 @ 100
     5.000%, 11/01/22                   1,670         1,742
   Virginia State, Resources
     Authority, RB
     5.000%, 04/01/11                   1,265         1,419
     5.000%, 04/01/12                   1,225         1,368

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Virginia State, Resources
     Authority, Ser D, RB
     Callable 05/01/10 @ 101
     5.000%, 05/01/13                  $1,485      $  1,615
   York County, GO
     5.000%, 07/15/09                   1,545         1,735
                                                   --------
                                                    197,764
                                                   --------
Total Municipal Bonds
     (Cost $189,655)                                197,764
                                                   --------
CASH EQUIVALENT (0.9%)
   Federated Tax-Free
     Obligation Fund                1,883,004         1,883
                                                   --------
Total Cash Equivalent
     (Cost $1,883)                                    1,883
                                                   --------
Total Investments (99.8%)
   (Cost $191,538)                                  199,647
                                                   --------
OTHER ASSETS AND LIABILITIES (0.2%)
Investment Advisory Fees Payable                       (108)
Administration Fees Payable                             (12)
Custody Fees Payable                                     (1)
Distribution Fees Receivable                              1
Other Assets and Liabilities, Net                       531
                                                   --------
Total Other Assets and Liabilities                      411
                                                   --------
NET ASSETS:
Paid in Capital -- T Shares
  (unlimited authorization -- no par value)
   based on 18,211,483 outstanding shares
   of beneficial interest                           180,867
Paid in Capital -- A Shares
  (unlimited authorization -- no par value)
   based on 885,050 outstanding shares
   of beneficial interest                             9,184
Undistributed net investment income                      14
Accumulated net realized gain on investments          1,884
Net unrealized appreciation on investments            8,109
                                                   --------
Total Net Assets (100.0%)                          $200,058
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($190,784,262 / 18,211,483 shares)                $10.48
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- A Shares
   ($9,273,544 / 885,050 shares)                     $10.48
                                                   ========
Maximum Offering Price Per Share --
   A Shares ($10.48 / 96.25%)                        $10.89
                                                   ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

-------------------------------------------------------------------------------
                                                                     (UNAUDITED)



VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (99.1%)
VIRGINIA (99.1%)
   Alexandria, Redevelopment &
     Housing Authority, Goodwin
     House Project, Ser B, RB (LOC:
     Wachovia Bank, N.A.) (C)
     1.020%, 10/01/06                  $  500         $ 500
   Amherst County, Service
     Authority, RB
     Callable 12/15/10 @ 102
     6.000%, 12/15/20                     500           526
     6.000%, 12/15/30                   1,750         1,823
   Bristol, Utility System Authority,
     RB, MBIA
     Callable 07/15/13 @ 100
     5.250%, 07/15/23                   1,000         1,062
   Brunswick County, Industrial
     Development Authority, RB, MBIA
     Callable 07/01/06 @ 102
     5.700%, 07/01/10                   1,000         1,115
   Chesterfield County, GO
     Callable 01/15/10 @ 100
     5.750%, 01/15/15                   1,315         1,496
   Chesterfield County, GO
     Callable 01/15/11 @ 100
     5.000%, 01/15/12                   1,105         1,221
   Fairfax County, Sewer Revenue,
     RB, MBIA
     Callable 07/15/06 @ 102
     5.800%, 07/15/22                   1,000         1,109
   Fredericksburg, Industrial
     Development Authority,
     Medicorp Health System
     Project, RB
     5.000%, 08/15/09                   1,000         1,094
   Greater Richmond, Convention
     Center Authority, Convention
     Center Expansion Project, RB
     5.500%, 06/15/08                     550           616
   Greater Richmond, Convention
     Center Authority, Convention
     Center Expansion Project, RB
     Callable 06/15/10 @ 101
     6.125%, 06/15/25                   1,200         1,337
     5.900%, 06/15/16                     850           945
   Hampton, Golf Course Project, RB
     6.000%, 12/01/12                   1,171         1,257
   Hampton, Museum Project, RB
     Callable 01/01/04 @ 102
     5.250%, 01/01/09                     440           450

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
   Hanover County, Industrial
     Development Authority,
     Bon Secours Health System
     Project, RB, MBIA
     6.000%, 08/15/09                  $1,000       $ 1,167
   Hanover County, Industrial
     Development Authority,
     Memorial Regional Medical
     Center Project, RB, MBIA
     6.375%, 08/15/18                   1,000         1,231
   Henrico County, Economic
     Development Authority,
     Beth Sholom Assisted Living,
     Ser A, RB, GNMA
     Callable 07/20/09 @ 102
     5.900%, 07/20/29                     500           548
     5.850%, 07/20/19                     400           436
   Henrico County, Economic
     Development Authority,
     Residential Care Facility,
     Westminister Centerbury
     Project, Ser B, RB
     (LOC: KBC Bank N.V.) (C)
     Callable 12/04/03 @ 100
     1.110%, 07/01/08                   1,000         1,000
   Henry County, Public Service
     Authority, RB, FSA
     5.250%, 11/15/13                   1,500         1,697
   Loudoun County, Refunding &
     Public Improvement
     Projects, Ser A, GO
     Callable 05/01/12 @ 100
     5.250%, 05/01/18                   1,535         1,673
   Lynchburg, Industrial
     Development Authority,
     Centra Health Project, RB
     Callable 01/01/08 @ 101
     5.250%, 01/01/11                   1,430         1,538
   Metropolitan Washington,
     Airports Authority,
     Ser A, RB, MBIA, AMT
     Callable 10/01/11 @ 101
     5.500%, 10/01/27                   1,000         1,049
   Newport News, GO
     Callable 03/01/08 @ 102
     5.000%, 03/01/10                   1,000         1,111
   Newport News, Redevelopment
     & Housing Authority,
     Ser A, RB, GNMA
     Callable 08/20/07 @ 102
     5.850%, 12/20/30                     500           524

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



VIRGINIA MUNICIPAL BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
   Pittsylvania County, Ser B, GO,
     MBIA
     Callable 03/01/11 @ 102
     5.625%, 03/01/15                  $1,000       $ 1,138
   Richmond, GO, FSA
     5.500%, 01/15/11                   1,000         1,150
   Richmond, GO, FSA
     Callable 01/15/11 @ 101
     5.500%, 01/15/15                   1,290         1,443
     5.500%, 01/15/18                   1,000         1,104
   Richmond, Industrial
     Development Authority,
     University Real Estate
     Foundation Project, RB
     Callable 01/01/11 @ 102
     5.450%, 01/01/21                   1,000         1,043
   Richmond, Public Utility,
     Ser A, RB, FGIC
     Callable 01/15/08 @ 101
     5.250%, 01/15/12                   1,000         1,110
   Riverside, Regional Jail Authority,
     RB, MBIA (F)
     Prerefunded @ 102
     5.875%, 07/01/14                     910           993
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser A, RB, MBIA
     Callable 07/01/12 @ 100
     5.500%, 07/01/21                   1,000         1,082
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser C, RB (C)
     Callable 01/02/04 @ 100
     1.020%, 07/01/27                   1,000         1,000
   Roanoke, Industrial Development
     Authority, Carillion Health
     System Project, Ser A, RB, MBIA
     Callable 07/01/12 @ 100
     5.500%, 07/01/16                   1,000         1,107
   Upper Occoquan, Sewage
     Authority, Ser B, RB, MBIA
     6.000%, 07/01/06                     700           776
   Virginia Commonwealth,
     Transportation Board, Federal
     Highway Reimbursement Project,
     RB
     5.500%, 10/01/05                   1,000         1,076
     4.700%, 10/01/07                   1,000         1,098
   Virginia Commonwealth,
     Transportation Board, Highway
     Improvements Project, Ser B, RB
     5.000%, 05/15/08                   1,230         1,370

-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
   Virginia Commonwealth,
     Transportation Board, Ser A, RB
     Callable 05/01/11 @ 100
     5.375%, 05/15/12                  $1,500       $ 1,695
   Virginia State, Capital Region
     Airport Commission,
     Ser A, RB, FSA (H)
     5.000%, 07/01/10                   1,000         1,088
   Virginia State, College Building
     Authority, 21st Century College
     & Equipment Programs, Ser A, RB
     Callable 02/01/12 @ 100
     5.500%, 02/01/13                   1,000         1,138
   Virginia State, College Building
     Authority, Public Higher
     Education, Ser A, RB
     5.500%, 09/01/07                   1,285         1,446
     5.500%, 09/01/09                   1,000         1,153
   Virginia State, Housing
     Development Authority,
     Sub-Ser I-1, RB, AMT
     3.750%, 01/01/05                   1,000         1,020
   Virginia State, Peninsula Ports
     Authority, Ser A, RB
     Callable 12/01/13 @ 100
     7.375%, 12/01/23                     500           517
   Virginia State, Public Building
     Authority, Ser A, RB
     Callable 08/01/10 @ 100
     5.750%, 08/01/16                   1,950         2,213
   Virginia State, Public School
     Authority, School Equipment
     Financing, RB
     5.250%, 04/01/05                   1,000         1,053
   Virginia State, Public School
     Authority, School Equipment
     Financing, Ser A, RB
     5.500%, 08/01/08                   1,000         1,139
   Virginia State, Resources Authority,
     Pooled Financing Program, RB (H)
     Callable 11/01/13 @ 100
     5.000%, 11/01/22                   1,250         1,304
   Virginia State, Resources
     Authority, RB, MBIA
     Callable 05/01/11 @ 101
     5.800%, 05/01/30                   1,500         1,683
   Virginia State, Resources
     Authority, Water and Sewer
     Systems, Tuckahoe Creek
     Service District Project, RB
     4.625%, 11/01/10                     510           563

-------------------------------------------------------------------------------
                                                                     (UNAUDITED)


-------------------------------------------------------------------------------
                                    SHARES/FACE
                                     AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
   Virginia State, Virginia Beach
     Development Authority,
     General Hospital Project,
     RB, AMBAC
     6.000%, 02/15/09                  $  500       $   578
   Williamsburg, Industrial
     Development Authority,
     Williamsburg Community
     Hospital, RB
     Callable 10/01/04 @ 101
     5.750%, 10/01/22                     750           761
                                                    -------
                                                     59,366
                                                    -------
Total Municipal Bonds
     (Cost $56,213)                                  59,366
                                                    -------
CASH EQUIVALENT (1.8%)
   Federated Tax-Free
     Obligation Fund                1,107,968         1,108
                                                    -------
Total Cash Equivalent
     (Cost $1,108)                                    1,108
                                                    -------
Total Investments (100.9%)
   (Cost $57,321)                                    60,474
                                                    -------
OTHER ASSETS AND LIABILITIES (-0.9%)
Investment Advisory Fees Payable                        (32)
Distribution Fees Payable                                (9)
Administration Fees Payable                              (3)
Custody Fees Payable                                     (1)
Other Assets and Liabilities, Net                      (472)
                                                    -------
Total Other Assets and Liabilities                     (517)
                                                    -------

-------------------------------------------------------------------------------

                                                  VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 4,287,036 outstanding shares
   of beneficial interest                           $42,567
Paid in Capital -- L Shares
   (unlimited  authorization -- no par value)
   based on 1,231,415 outstanding shares
   of beneficial interest                            12,999
Undistributed net investment income                       4
Accumulated net realized gain on investments          1,233
Net unrealized appreciation on investments            3,153
                                                    -------
Total Net Assets (100.0%)                           $59,956
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($46,527,758 / 4,287,036 shares)                  $10.85
                                                    =======
Net Asset Value and Offering
   Price Per Share -- L Shares (1)
   ($13,428,594 / 1,231,415 shares)                  $10.91
                                                    =======

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
            FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 48.

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



                   KEY TO ABBREVIATIONS AND FOOTNOTES USED IN
            THE STATEMENTS OF NET ASSETS AND SCHEDULE OF INVESTMENTS



ACA           American Capital Access
AMBAC         Security insured by the American Municipal
              Bond Assurance Corporation
AMT           Alternative Minimum Tax
ARM           Adjustable Rate Mortgage
Cl            Class
COP           Certificate of Participation
ETM           Escrowed to Maturity
FGIC          Security insured by the Financial Guaranty
              Insurance Company
FHA           Federal Housing Authority
FHLB          Federal Home Loan Bank
FHLMC         Federal Home Loan Mortgage Corporation
FNMA          Federal National Mortgage Association
FSA           Security insured by Financial Security
              Assurance
GNMA          Government National Mortgage Association
GO            General Obligation
LLC           Limited Liability Company
LOC           Letter of Credit
LP            Limited Partnership
MBIA          Security insured by the Municipal Bond
              Insurance Association
MTN           Medium Term Note
PLC           Public Limited Company
RB            Revenue Bond
REMIC         Real Estate Mortgage Investment Conduit
Ser           Series
TBA           To Be Announced



(A) Step Bond -- The rate shown is the effective yield at time of purchase.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(C) Variable rate security -- The rate shown is the rate in effect on November 30, 2003.
(D) Zero Coupon Security -- The rate shown is the effective yield at the time of purchase.
(E) Face amounts of foreign debt securities are shown in local currency unless otherwise indicated.
(F) Prerefunded Security -- The maturity date shown is the prerefunded date.
(G) Tri-Party Repurchase Agreement
(H) Security purchased on a when-issued basis.
(I) Security in default on interest and principal payments. Collectability of interest and principal may be in doubt due to the fact that the company is either in or contemplating bankruptcy.
(J) Security in default on interest payments. Collectability of interest may be in doubt due to the fact that the company is either in or contemplating bankruptcy.
(K) This security or a partial position of this security is on loan at November 30, 2003 (see Note 8 in the Notes to Financial Statements). The total value of securities on loan as of November 30, 2003 was $27,056,798, $185,192,045, $34,682,524, $37,168,000, $9,479,644 and $26,795,433 for the High Income,
    Investment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond, Strategic Income and U.S. Government Securities Funds, respectively.
(L) This security was purchased with cash collateral held from securities lending (see Note 8 in the Notes to Financial Statements).
(M) Canada-domiciled security traded on the NASDAQ Stock Market.
(1) L Shares have a contingent deferred sales charge. For a description of a possible sales charge, see Note 2 in the Notes to Financial Statements.

CURRENCY  LEGEND
(AUD)  Australian  Dollar
(CAD) Canadian  Dollar
(EUR) Euro Dollar
(GBP) British Pound
(SEK) Swedish Krona

STATEMENT OF ASSETS & LIABILITIES (000)
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003                                                               (UNAUDITED)


                                                                                                            U.S. GOVERNMENT
                                                                                                               SECURITIES
                                                                                                                  FUND
                                                                                                            ---------------
Assets:
   Investments at Market Value (Cost $336,334) ...............................................................    $338,137
   Receivable for Investment Securities Sold .................................................................      21,607
   Receivable for Capital Shares Sold ........................................................................         157
   Accrued Income ............................................................................................       1,669
   Prepaid Expenses ..........................................................................................           8
                                                                                                                  --------
   Total Assets ..............................................................................................     361,578
                                                                                                                  --------
Liabilities:
   Payable Upon Return of Securities Loaned ..................................................................      27,771
   Payable for Investment Securities Purchased ...............................................................      21,375
   Payable for Capital Shares Redeemed .......................................................................         775
   Income Distribution Payable ...............................................................................         513
   Investment Advisory Fees Payable ..........................................................................         181
   Distribution Fees Payable .................................................................................          18
   Administration Fees Payable ...............................................................................          18
   Custody Fees Payable ......................................................................................           3
   Accrued Expenses ..........................................................................................          18
                                                                                                                  --------
   Total Liabilities .........................................................................................      50,672
                                                                                                                  --------
   Total Net Assets ..........................................................................................    $310,906
                                                                                                                  ========
Net Assets:
   Paid in Capital -- T Shares (unlimited authorization -- no par value)
     based on 26,195,591 outstanding shares of beneficial interest ...........................................     275,720
   Paid in Capital -- A Shares (unlimited authorization -- no par value)
     based on 673,605 outstanding shares of beneficial interest ..............................................       7,087
   Paid in Capital -- L Shares (unlimited authorization -- no par value)
     based on 2,653,122 outstanding shares of beneficial interest ............................................      28,352
   Distributions in Excess of Net Investment Income ..........................................................        (725)
   Accumulated Net Realized Loss on Investments ..............................................................      (1,331)
   Net Unrealized Appreciation on Investments ................................................................       1,803
                                                                                                                  --------
   Total Net Assets ..........................................................................................    $310,906
                                                                                                                  ========
Net Asset Value, Offering and Redemption Price Per Share -- T Shares
($275,873,305 / 26,195,591 shares) ...........................................................................      $10.53
                                                                                                                  ========
Net Asset Value and Redemption Price Per Share -- A Shares
($7,093,910 / 673,605 shares) ................................................................................      $10.53
                                                                                                                  ========
Maximum Offering Price Per Share -- A Shares ($10.53 / 96.25%) ................................................      $10.94
                                                                                                                  ========
Net Asset Value and Offering Price Per Share -- L Shares (1)
($27,938,707 / 2,653,122 shares) .............................................................................      $10.53
                                                                                                                  ========

(1) The L Shares have a contingent sales charge. For a description of a possible sales charge, see Note 2 in the Notes to Financial Statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)                                                                                           (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003

                                                                                                                  INVESTMENT
                                                          FLORIDA       GEORGIA         HIGH        INVESTMENT       GRADE
                                                        TAX-EXEMPT    TAX-EXEMPT       INCOME       GRADE BOND    TAX-EXEMPT
                                                         BOND FUND     BOND FUND        FUND           FUND        BOND FUND
                                                        ----------    ----------     ----------     ----------    -----------
Income:
   Interest Income ..................................... $ 3,608       $ 2,382        $ 7,657       $ 15,763       $ 3,804
   Net Income from Securities Lending ..................      --            --             14            123            --
   Less: Foreign Taxes Withheld ........................      --            --             --             --            --
                                                         -------       -------        -------       --------       -------
   Total Income ........................................   3,608         2,382          7,671         15,886         3,804
                                                         -------       -------        -------       --------       -------
Expenses:
   Investment Advisory Fees ............................     639           386            679          3,006           892
   Administration Fees .................................      68            41             59            280            83
   Distribution Fees -- A Shares ........................      6             3             --             72            46
   Distribution Fees -- L Shares ........................    177            83            384            174           157
   Custody Fees ........................................       4             2              4             21             5
   Transfer Agency Shareholder Servicing Fees ..........       3             1              2             10             3
   Transfer Agency Fees -- T Shares .....................      8             8              8              8             8
   Transfer Agency Fees -- A Shares .....................      6             7             --             19            12
   Transfer Agency Fees -- L Shares .....................     11             8             31             27            12
   Registration fees ...................................       4             2              4             13             4
   Transfer Agency Out of Pocket Expenses ..............       3             3              4             16             5
   Professional Fees ...................................       3             2              3             14             5
   Printing Fees .......................................       2             1              2             10             3
   Trustee Fees ........................................       1             1              1              4             1
   Other Expenses ......................................       3             1              2              5             2
                                                         -------       -------        -------       --------       -------
   Total Expenses ......................................     938           549          1,183          3,679         1,238
                                                         -------       -------        -------       --------       -------
Less:
     Investment Advisory Fees Waived ...................     (44)          (27)          (127)           (85)          (39)
     Distribution Fees Waived/Expenses
         Reimbursed -- A Shares .........................     (5)           (6)            --            (22)          (13)
     Distribution Fees Waived -- L Shares ...............    (60)          (30)          (163)           (45)          (28)
                                                         -------       -------        -------       --------       -------
Net Expenses ...........................................     829           486            893          3,527         1,158
                                                         -------       -------        -------       --------       -------
Net Investment Income ..................................   2,779         1,896          6,778         12,359         2,646
                                                         -------       -------        -------       --------       -------
Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions:
   Net Realized Gain (Loss) on Securities Sold .........   2,588         1,817          1,289         10,242           967
   Net Realized Gain on Forward Foreign Currencies
     and Foreign Currency Translations .................      --            --             --             --            --
   Net Change in Unrealized Depreciation on Forward
     Foreign Currency Contracts, Foreign Currency
     and Translation of Other Assets and Liabilities in
     Foreign Currency ..................................      --            --             --             --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .....................  (7,701)       (4,522)         6,896        (43,427)       (4,261)
                                                         -------       -------        -------       --------       -------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ....................................  (5,113)       (2,705)         8,185        (33,185)       (3,294)
                                                         -------       -------        -------       --------       -------
Net Increase (Decrease) in Net Assets From
   Operations .......................................... $(2,334)      $  (809)       $14,963       $(20,826)      $  (648)
                                                         =======       =======        =======       ========       =======
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


50

                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                        LIMITED-
                                                      TERM FEDERAL                                     SHORT-TERM
                                                        MORTGAGE        MARYLAND                      U.S. TREASURY     STRATEGIC
                                                        ECURITIES       MUNICIPAL      SHORT-TERM      SECURITIES        INCOME
                                                          FUND          BOND FUND       BOND FUND         FUND            FUND
                                                        ----------     -----------     -----------    -------------    -----------
Income:
   Interest Income .....................................$  7,556        $ 1,150          $ 5,439        $ 2,640         $ 6,945
   Net Income from Securities Lending ..................       5             --               25             --              11
   Less: Foreign Taxes Withheld ........................      --             --               --             --              (8)
                                                        --------        -------          -------        -------         -------
   Total Income ........................................   7,561          1,150            5,464          2,640           6,948
                                                        --------        -------          -------        -------         -------
Expenses:
   Investment Advisory Fees ............................   1,843            184            1,105            793             919
   Administration Fees .................................     195             19              117             84              74
   Distribution Fees -- A Shares ........................     14             --                8             15              --
   Distribution Fees -- L Shares ........................    745            139              161            574             763
   Custody Fees ........................................      12              1                7              2              18
   Transfer Agency Shareholder Servicing Fees ..........       7              1                4              3               3
   Transfer Agency Fees -- T Shares .....................      8              8                8              8               8
   Transfer Agency Fees -- A Shares .....................     10             --                8             11              --
   Transfer Agency Fees -- L Shares .....................     45             10               18             37              36
   Registration fees ...................................      25              1                6              4               4
   Transfer Agency Out of Pocket Expenses ..............      13              1                8              5               5
   Professional Fees ...................................       9              1                6              4               4
   Printing Fees .......................................       7              1                4              3               3
   Trustee Fees ........................................       3             --                1              1               1
   Other Expenses ......................................       5              1                4              6               4
                                                        --------        -------          -------        -------         -------
   Total Expenses ......................................   2,941            367            1,465          1,550           1,842
                                                        --------        -------          -------        -------         -------
Less:
     Investment Advisory Fees Waived ...................    (142)           (23)             (81)           (73)           (108)
     Distribution Fees Waived/Expenses
         Reimbursed -- A Shares .........................     (8)            --               (8)           (11)             --
     Distribution Fees Waived-- L Shares ...............    (332)           (13)             (88)          (366)           (381)
                                                        --------        -------          -------        -------         -------
Net Expenses ...........................................   2,459            331            1,288          1,100           1,353
                                                        --------        -------          -------        -------         -------
Net Investment Income ..................................   5,102            819            4,176          1,540           5,595
                                                        --------        -------          -------        -------         -------
Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions:
   Net Realized Gain (Loss) on Securities Sold .........  (2,325)           345              674          1,085           1,412
   Net Realized Gain on Forward Foreign Currencies
     and Foreign Currency Translations .................      --             --               --             --           2,533
   Net Change in Unrealized Depreciation on Forward
     Foreign Currency Contracts, Foreign Currency
     and Translation of Other Assets and Liabilities in
     Foreign Currency ..................................      --             --               --             --            (436)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..................... (11,733)        (1,792)          (4,648)        (3,120)         (4,309)
                                                        --------        -------          -------        -------         -------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments .................................... (14,058)        (1,447)          (3,974)        (2,035)           (800)
                                                        --------        -------          -------        -------         -------
Net Increase (Decrease) in Net Assets From
   Operations ..........................................$ (8,956)       $  (628)         $   202        $  (495)        $ 4,795
                                                        ========        =======          =======        =======         =======


                                                                           VIRGINIA
                                                             U.S.        INTERMEDIATE      VIRGINIA
                                                          GOVERNMENT       MUNICIPAL       MUNICIPAL
                                                        SECURITIES FUND    BOND FUND       BOND FUND
                                                        ---------------  ------------     -----------
Income:
   Interest Income .....................................   $  5,518        $ 4,131         $ 1,315
   Net Income from Securities Lending ..................         49             --              --
   Less: Foreign Taxes Withheld ........................         --             --              --
                                                           --------        -------         -------
   Total Income ........................................      5,567          4,131           1,315
                                                           --------        -------         -------
Expenses:
   Investment Advisory Fees ............................      1,135            671             199
   Administration Fees .................................        106             71              21
   Distribution Fees -- A Shares ........................        16              8              --
   Distribution Fees -- L Shares ........................       167             --              76
   Custody Fees ........................................          6              2               1
   Transfer Agency Shareholder Servicing Fees ..........          4              2               1
   Transfer Agency Fees -- T Shares .....................         8              8               8
   Transfer Agency Fees -- A Shares .....................        11              7              --
   Transfer Agency Fees -- L Shares .....................        21             --               9
   Registration fees ...................................          6              4               1
   Transfer Agency Out of Pocket Expenses ..............          7              5               1
   Professional Fees ...................................          5              4               1
   Printing Fees .......................................          4              3              --
   Trustee Fees ........................................          1              1              --
   Other Expenses ......................................          6              3              --
                                                           --------        -------         -------
   Total Expenses ......................................      1,503            789             318
                                                           --------        -------         -------
Less:
     Investment Advisory Fees Waived ...................        (50)            --              --
     Distribution Fees Waived/Expenses
         Reimbursed -- A Shares .........................        (9)           (13)             --
     Distribution Fees Waived -- L Shares ...............       (33)            --             (11)
                                                           --------        -------         -------
Net Expenses ...........................................      1,411            776             307
                                                           --------        -------         -------
Net Investment Income ..................................      4,156          3,355           1,008
                                                           --------        -------         -------
Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions:
   Net Realized Gain (Loss) on Securities Sold .........     (2,348)           632             567
   Net Realized Gain on Forward Foreign Currencies
     and Foreign Currency Translations .................         --             --              --
   Net Change in Unrealized Depreciation on Forward
     Foreign Currency Contracts, Foreign Currency
     and Translation of Other Assets and Liabilities in
     Foreign Currency ..................................         --             --              --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .....................     (8,433)        (4,698)         (1,893)
                                                           --------        -------         -------
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ....................................    (10,781)        (4,066)         (1,326)
                                                           --------        -------         -------
Net Increase (Decrease) in Net Assets From
   Operations ..........................................   $ (6,625)       $  (711)        $  (318)
                                                           ========        =======         -======

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI  CLASSIC  FIXED  INCOME  FUNDS  FOR  THE  PERIOD  ENDED  NOVEMBER  30,  2003 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2003

                                                            FLORIDA TAX-EXEMPT      GEORGIA TAX-EXEMPT
                                                                 BOND FUND               BOND FUND            HIGH INCOME FUND*
                                                          ----------------------   ---------------------    --------------------
                                                          06/01/03-    06/01/02-   06/01/03-   06/01/02-    06/01/03-  06/01/02-
                                                          11/30/03     05/31/03    11/30/03    05/31/03     11/30/03   05/31/03
                                                          ---------    ---------   ---------   ---------    ---------  ---------
Operations:
  Net Investment Income ................................  $  2,779    $  5,725    $  1,896    $  3,908     $  6,778   $  8,030
  Net Realized Gain (Loss) on Securities Sold .........      2,588       2,798       1,817         551        1,289       (988)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................    (7,701)      9,086      (4,522)      5,855        6,896      3,006
                                                          --------    --------    --------    --------     --------   --------
    Increase (Decrease) in Net Assets from Operations ..    (2,334)     17,609        (809)     10,314       14,963     10,048
                                                          --------    --------    --------    --------     --------   --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ...........................................    (2,290)     (4,598)     (1,635)     (3,399)      (3,840)    (4,271)
    A Shares ...........................................       (91)       (203)        (48)        (87)          (2)        --
    L Shares ...........................................      (399)       (920)       (215)       (421)      (2,935)    (3,759)
  Realized Capital Gains:
    T Shares ...........................................        --        (625)         --          --           --         --
    A Shares ...........................................        --         (26)         --          --           --         --
    L Shares ...........................................        --        (154)         --          --           --         --
                                                          --------    --------    --------    --------     --------   --------
  Total Dividends and Distributions ....................    (2,780)     (6,526)     (1,898)     (3,907)      (6,777)    (8,030)
                                                          --------    --------    --------    --------     --------   --------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ........................    47,943      40,464      10,822      23,167       18,487     78,322
    Reinvestment of Cash Distributions .................       273         934         272         576        1,437      2,263
    Cost of Shares Redeemed ............................   (21,198)    (23,528)     (5,694)    (21,636)     (33,446)   (10,708)
                                                          --------    --------    --------    --------     --------   --------
  Increase (Decrease) in Net Assets From T
    Share Transactions .................................    27,018      17,870       5,400       2,107      (13,522)    69,877
                                                          --------    --------    --------    --------     --------   --------
  A Shares:
    Proceeds from Shares Issued ........................     1,658       9,924         990         435        1,066         --
    Reinvestment of Cash Distributions .................        47         149          22          45           --         --
    Cost of Shares Redeemed ............................    (3,741)     (5,146)       (816)       (842)         (41)        --
                                                          --------    --------    --------    --------     --------   --------
  Increase (Decrease) in Net Assets From A
    Share Transactions .................................    (2,036)      4,927         196        (362)       1,025         --
                                                          --------    --------    --------    --------     --------   --------
  L Shares:
    Proceeds from Shares Issued ........................     3,993      25,216       2,143       5,069       30,396     32,945
    Reinvestment of Cash Distributions .................       289         854         187         359        1,867      2,357
    Cost of Shares Redeemed ............................   (12,685)     (9,812)     (1,712)     (3,962)     (12,983)   (17,558)
                                                          --------    --------    --------    --------     --------   --------
  Increase (Decrease) in Net Assets From L
    Share Transactions .................................    (8,403)     16,258         618       1,466       19,280     17,744
                                                          --------    --------    --------    --------     --------   --------
  Increase (Decrease) in Net Assets From
    Share Transactions .................................    16,579      39,055       6,214       3,211        6,783     87,621
                                                          --------    --------    --------    --------     --------   --------
      Total Increase (Decrease) in Net Assets ..........    11,465      50,138       3,507       9,618       14,969     89,639
                                                          --------    --------    --------    --------     --------   --------
Net Assets:
  Beginning of Period ..................................   195,855     145,717     118,087     108,469      165,270     75,631
                                                          --------    --------    --------    --------     --------   --------
  End of Period ........................................  $207,320    $195,855    $121,594    $118,087     $180,239   $165,270
                                                          ========    ========    ========    ========     ========   ========
 *  A shares commenced operations on October 27, 2003.
(1) See Note 7 in Notes to Financial Statements for additional information.

      Amounts designated as "--" are either $0 or have been rounded to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

52

                                                             INVESTMENT GRADE               INVESTMENT GRADE TAX-
                                                                BOND FUND                     EXEMPT BOND FUND
                                                          -----------------------         -------------------------
                                                          06/01/03-     06/01/02-         06/01/03-       06/01/02-
                                                          11/30/03      05/31/03          11/30/03        05/31/03
                                                          =========     =========         =========       =========
Operations:
  Net Investment Income ................................ $ 12,359       $ 35,672         $  2,646        $  5,201
  Net Realized Gain (Loss) on Securities Sold .........    10,242         23,215              967           9,776
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................  (43,427)        40,999           (4,261)          6,674
                                                         --------       --------         --------        --------
    Increase (Decrease) in Net Assets from Operations ..  (20,826)        99,886             (648)         21,651
                                                         --------       --------         --------        --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ...........................................  (13,075)       (37,781)          (2,211)         (4,282)
    A Shares ...........................................     (522)        (1,060)            (207)           (441)
    L Shares ...........................................     (457)        (1,273)            (229)           (476)
  Realized Capital Gains:
    T Shares ...........................................       --             --               --          (6,535)
    A Shares ...........................................       --             --               --            (802)
    L Shares ...........................................       --             --               --          (1,092)
                                                         --------       --------         --------        --------
  Total Dividends and Distributions ....................  (14,054)       (40,114)          (2,647)        (13,628)
                                                         --------       --------         --------        --------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ........................   70,073        190,331           43,992          65,057
    Reinvestment of Cash Distributions .................    5,811         15,210              346           3,476
    Cost of Shares Redeemed ............................ (185,482)      (326,113)         (27,596)        (38,360)
                                                         --------       --------         --------        --------
  Increase (Decrease) in Net Assets From T
    Share Transactions ................................. (109,598)      (120,572)          16,742          30,173
                                                         --------       --------         --------        --------
  A Shares:
    Proceeds from Shares Issued ........................    7,067         23,705            2,474           4,022
    Reinvestment of Cash Distributions .................      461            968              160           1,017
    Cost of Shares Redeemed ............................   (7,312)       (12,533)          (3,170)         (4,495)
                                                         --------       --------         --------        --------
  Increase (Decrease) in Net Assets From A
    Share Transactions .................................      216         12,140             (536)            544
                                                         --------       --------         --------        --------
  L Shares:
    Proceeds from Shares Issued ........................    5,537         21,399            3,342          13,844
    Reinvestment of Cash Distributions .................      393          1,095              191           1,334
    Cost of Shares Redeemed ............................  (10,860)       (23,304)          (6,570)         (8,216)
                                                         --------       --------         --------        --------
  Increase (Decrease) in Net Assets From L
    Share Transactions .................................   (4,930)          (810)          (3,037)          6,962
                                                         --------       --------         --------        --------
  Increase (Decrease) in Net Assets From
    Share Transactions ................................. (114,312)      (109,242)          13,169          37,679
                                                         --------       --------         --------        --------
      Total Increase (Decrease) in Net Assets .......... (149,192)       (49,470)           9,874          45,702
                                                         --------       --------         --------        --------
Net Assets:
  Beginning of Period ..................................  894,026        943,496          239,925         194,223
                                                         --------       --------         --------        --------
  End of Period ........................................ $744,834       $894,026         $249,799        $239,925
                                                         ========       ========         ========        ========

                                                            LIMITED-TERM FEDERAL            MARYLAND MUNICIPAL
                                                          MORTGAGE SECURITIES FUND              BOND FUND
                                                          ------------------------       -----------------------
                                                          06/01/03-      06/01/02-       06/01/03-     06/01/02-
                                                          11/30/03       05/31/03        11/30/03      05/31/03
                                                          ---------      ---------       ---------     ---------
Operations:
  Net Investment Income ................................ $  5,102       $  7,976         $   819      $  1,928
  Net Realized Gain (Loss) on Securities Sold .........    (2,325)         2,377             345           832
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................  (11,733)         9,868          (1,792)        2,803
                                                         --------       --------         -------      --------
    Increase (Decrease) in Net Assets from Operations ..   (8,956)        20,221            (628)        5,563
                                                         --------       --------         -------       -------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ...........................................   (5,438)        (8,520)           (482)       (1,251)
    A Shares ...........................................     (154)          (245)             --            --
    L Shares ...........................................   (1,548)        (2,670)           (336)         (674)
  Realized Capital Gains:
    T Shares ...........................................       --           (267)             --           (41)
    A Shares ...........................................       --             (9)             --            --
    L Shares ...........................................       --           (111)             --           (30)
                                                         --------       --------         -------       -------
  Total Dividends and Distributions ....................   (7,140)       (11,822)           (818)       (1,996)
                                                         --------       --------         -------       -------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ........................  208,573        226,297           2,751        19,146
    Reinvestment of Cash Distributions .................    1,906          3,910             134           301
    Cost of Shares Redeemed ............................  (53,105)       (80,208)         (4,106)      (24,605)
                                                         --------       --------         -------       -------
  Increase (Decrease) in Net Assets From T
    Share Transactions .................................  157,374        149,999          (1,221)       (5,158)
                                                         --------       --------         -------       -------
  A Shares:
    Proceeds from Shares Issued ........................    4,521         18,913              --            --
    Reinvestment of Cash Distributions .................      134            228              --            --
    Cost of Shares Redeemed ............................   (6,770)        (7,223)             --            --
                                                         --------       --------         -------       -------
  Increase (Decrease) in Net Assets From A
    Share Transactions .................................   (2,115)        11,918              --            --
                                                         --------       --------         -------       -------
  L Shares:
    Proceeds from Shares Issued ........................   22,651        160,430           3,467         9,395
    Reinvestment of Cash Distributions .................    1,278          2,359             282           596
    Cost of Shares Redeemed ............................  (62,917)       (14,640)         (7,724)       (5,226)
                                                         --------       --------         -------       -------
  Increase (Decrease) in Net Assets From L
    Share Transactions .................................  (38,988)       148,149          (3,975)        4,765
                                                         --------       --------         -------       -------
  Increase (Decrease) in Net Assets From
    Share Transactions .................................  116,271        310,066          (5,196)         (393)
                                                         --------       --------         -------       -------
      Total Increase (Decrease) in Net Assets ..........  100,175        318,465          (6,642)        3,174
                                                         --------       --------         -------       -------
Net Assets:
  Beginning of Period ..................................  500,597        182,132          60,057        56,883
                                                         --------       --------         -------       -------
  End of Period ........................................ $600,772       $500,597         $53,415       $60,057
                                                         ========       ========         =======       =======

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI  CLASSIC  FIXED  INCOME  FUNDS  FOR  THE  PERIOD  ENDED  NOVEMBER  30,  2003 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2003

                                                                     SHORT-TERM                   SHORT-TERM U.S. TREASURY
                                                                      BOND FUND                        SECURITIES FUND
                                                             ---------------------------          --------------------------
                                                             06/01/03-         06/01/02-          06/01/03-        06/01/02-
                                                             11/30/03          05/31/03           11/30/03         05/31/03
                                                             ---------------------------          --------------------------
Operations:
  Net Investment Income ................................     $ 4,176          $  11,183           $ 1,540        $    4,346
  Net Realized Gain (Loss) on Securities Sold ..........         674             (6,286)            1,085             2,689
  Net Realized Gain (Loss) on Forward Foreign Currencies
    and Foreign Currency Translation ....................          --                 --                --                --
  Net Change in Unrealized Appreciation (Depreciation)
    on Forward Foreign Currency Contracts, Foreign
    Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ....................          --                 --                --                --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................      (4,648)             7,359            (3,120)             1,929
                                                            --------           --------          --------          --------
    Increase (Decrease) in Net Assets from Operations ..         202             12,256              (495)            8,964
                                                            --------           --------          --------          --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ...........................................      (3,844)           (10,196)             (822)           (2,438)
    A Shares ...........................................         (80)              (148)             (113)             (191)
    L Shares ...........................................        (320)              (836)             (605)           (1,717)
  Realized Capital Gains:
    T Shares ...........................................          --                 --                --              (688)
    A Shares ...........................................          --                 --                --               (62)
    L Shares ...........................................          --                 --                --              (649)
                                                            --------           --------          --------          --------
  Total Dividends and Distributions ....................      (4,244)           (11,180)           (1,540)           (5,745)
                                                            --------           --------          --------          --------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ........................      63,260            117,712             9,306            42,670
    Reinvestment of Cash Distributions .................       1,238              2,890               144               653
    Cost of Shares Repurchased .........................     (63,306)          (124,705)          (26,545)          (30,621)
                                                            --------           --------          --------          --------
  Increase (Decrease) in Net Assets From T Share
    Transactions .......................................       1,192             (4,103)          (17,095)           12,702
                                                            --------           --------          --------          --------
  A Shares:
    Proceeds from Shares Issued ........................       4,611              7,799             5,550            19,530
    Reinvestment of Cash Distributions .................          64                108                91               217
    Cost of Shares Repurchased .........................      (2,608)            (7,986)           (4,196)           (9,039)
                                                            --------           --------          --------          --------
  Increase (Decrease) in Net Assets From A
    Share Transactions .................................       2,067                (79)            1,445            10,708
                                                            --------           --------          --------          --------
  L Shares:
    Proceeds from Shares Issued ........................       6,825             18,740            15,439            95,244
    Reinvestment of Cash Distributions .................         253                600               516             2,065
    Cost of Shares Repurchased .........................      (9,083)           (13,276)          (43,089)          (41,630)
                                                            --------           --------          --------          --------
  Increase (Decrease) in Net Assets From L
    Share Transactions .................................      (2,005)             6,064           (27,134)           55,679
                                                            --------           --------          --------          --------
    Increase (Decrease) in Net Assets From
      Share Transactions ..................................    1,254              1,882           (42,784)           79,089
                                                            --------           --------          --------          --------
      Total Increase (Decrease) in Net Assets ..........      (2,788)             2,958           (44,819)           82,308
                                                            --------           --------          --------          --------
Net Assets:
  Beginning of Period ..................................     341,001            338,043           264,932           182,624
                                                            --------           --------          --------          --------
  End of Period ........................................    $338,213           $341,001          $220,113          $264,932
                                                            ========           ========          ========          ========
* A shares commenced operations on October 8, 2003.
(1) See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


54

                                                                                                 U.S. GOVERNMENT
                                                            STRATEGIC INCOME FUND*               SECURITIES FUND
                                                           -------------------------        --------------------------
                                                           06/01/03-       06/01/02-        06/01/03-        06/01/02-
                                                           11/30/03        05/31/03         11/30/03         05/31/03
                                                           ---------       ---------        ---------        ---------
Operations:
  Net Investment Income ................................  $   5,595        $ 6,980          $ 4,156        $  10,089
  Net Realized Gain (Loss) on Securities Sold ..........      1,412            866           (2,348)           3,921
  Net Realized Gain (Loss) on Forward Foreign Currencies
    and Foreign Currency Translation ....................      2,533         (4,173)              --               --
  Net Change in Unrealized Appreciation (Depreciation)
    on Forward Foreign Currency Contracts, Foreign
    Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ....................       (436)           486               --               --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................     (4,309)         7,654           (8,433)           8,184
                                                           --------       --------         --------         --------
    Increase (Decrease) in Net Assets from Operations ..      4,795         11,813           (6,625)          22,194
                                                           --------       --------         --------         --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ...........................................     (1,812)        (3,391)          (4,360)          (9,284)
    A Shares ...........................................         (2)            --             (126)            (271)
    L Shares ...........................................     (3,940)        (3,676)            (398)          (1,246)
  Realized Capital Gains:
    T Shares ...........................................         --             --               --             (548)
    A Shares ...........................................         --             --               --              (13)
    L Shares ...........................................         --             --               --              (91)
                                                           --------       --------         --------         --------
  Total Dividends and Distributions ....................     (5,754)        (7,067)          (4,884)         (11,453)
                                                           --------       --------         --------         --------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ........................     14,675         33,833           68,824          135,338
    Reinvestment of Cash Distributions .................        323            607            1,416            3,379
    Cost of Shares Repurchased .........................    (12,549)       (17,743)         (43,265)         (57,596)
                                                           --------       --------         --------         --------
  Increase (Decrease) in Net Assets From T Share
    Transactions .......................................      2,449         16,697           26,975           81,121
                                                           --------       --------         --------         --------
  A Shares:
    Proceeds from Shares Issued ........................      2,525             --            8,336           16,742
    Reinvestment of Cash Distributions .................         --             --              108              257
    Cost of Shares Repurchased .........................        (80)            --          (10,303)         (16,515)
                                                           --------       --------         --------         --------
  Increase (Decrease) in Net Assets From A
    Share Transactions .................................      2,445             --           (1,859)             484
                                                           --------       --------         --------         --------
  L Shares:
    Proceeds from Shares Issued ........................     57,648        103,253            4,130           19,543
    Reinvestment of Cash Distributions .................      2,747          2,635              331            1,155
    Cost of Shares Repurchased .........................    (32,091)       (18,667)         (14,503)         (14,717)
                                                           --------       --------         --------         --------
  Increase (Decrease) in Net Assets From L
    Share Transactions .................................     28,304         87,221          (10,042)           5,981
                                                           --------       --------         --------         --------
    Increase (Decrease) in Net Assets From
      Share Transactions ..................................  33,198        103,918           15,074           87,586
                                                           --------       --------         --------         --------
      Total Increase (Decrease) in Net Assets ..........     32,239        108,664            3,565           98,327
                                                           --------       --------         --------         --------
Net Assets:
  Beginning of Period ..................................    191,871         83,207          307,341          209,014
                                                           --------       --------         --------         --------
  End of Period ........................................   $224,110       $191,871         $310,906         $307,341
                                                           ========       ========         ========         ========

                                                               VIRGINIA INTERMEDIATE
                                                                MUNICIPAL BOND FUND      VIRGINIA MUNICIPAL BOND FUND
                                                             -----------------------       -------------------------
                                                             06/01/03-      06/01/02-      06/01/03-       06/01/02-
                                                             11/30/03       05/31/03       11/30/03        05/31/03
                                                             ---------      ---------      ---------       ---------
Operations:
  Net Investment Income ................................     $ 3,355     $    7,253        $ 1,008       $  2,368
  Net Realized Gain (Loss) on Securities Sold ..........         632          2,169            567            896
  Net Realized Gain (Loss) on Forward Foreign Currencies
   and Foreign Currency Translation ....................          --             --             --             --
  Net Change in Unrealized Appreciation (Depreciation)
   on Forward Foreign Currency Contracts, Foreign
   Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ....................          --             --             --             --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................      (4,698)         7,601         (1,893)         2,913
                                                            --------       --------        -------        -------
    Increase (Decrease) in Net Assets from Operations ..        (711)        17,023           (318)         6,177
                                                            --------       --------        -------        -------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ...........................................      (3,187)        (6,987)          (811)        (1,962)
    A Shares ...........................................        (167)          (272)            --             --
    L Shares ...........................................          --             --           (197)          (408)
  Realized Capital Gains:
    T Shares ...........................................          --         (1,900)            --           (136)
    A Shares ...........................................          --            (69)            --             --
    L Shares ...........................................          --             --             --            (40)
                                                            --------       --------        -------        -------
  Total Dividends and Distributions ....................      (3,354)        (9,228)        (1,008)        (2,546)
                                                            --------       --------        -------        -------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ........................       8,445         28,200          4,751          8,431
    Reinvestment of Cash Distributions .................         106          1,656             30            185
    Cost of Shares Repurchased .........................     (20,354)       (22,296)        (5,379)       (19,915)
                                                            --------       --------        -------        --------
  Increase (Decrease) in Net Assets From T Share
    Transactions .......................................     (11,803)         7,560           (598)       (11,299)
                                                            --------       --------        -------        --------
  A Shares:
    Proceeds from Shares Issued ........................       1,982          4,074             --             --
    Reinvestment of Cash Distributions .................         125            249             --             --
    Cost of Shares Repurchased .........................      (3,097)        (1,425)            --             --
                                                            --------       --------        -------        -------
  Increase (Decrease) in Net Assets From A
    Share Transactions .................................        (990)         2,898             --             --
                                                            --------       --------        -------        -------
  L Shares:
    Proceeds from Shares Issued ........................          --             --          1,766          6,447
    Reinvestment of Cash Distributions .................          --             --            140            312
    Cost of Shares Repurchased .........................          --             --         (5,084)        (4,047)
                                                            --------       --------        -------        -------
  Increase (Decrease)  in Net Assets From L
    Share Transactions .................................          --             --         (3,178)         2,712
                                                            --------       --------        -------        -------
  Increase (Decrease) in Net Assets From
   Share Transactions ..................................     (12,793)        10,458         (3,776)        (8,587)
                                                            --------       --------        -------        -------
      Total Increase (Decrease) in Net Assets ..........     (16,858)        18,253         (5,102)        (4,956)
                                                            --------       --------        -------        -------
Net Assets:
  Beginning of Period ..................................     216,916        198,663         65,058         70,014
                                                            --------       --------        -------        -------
  End of Period ........................................    $200,058       $216,916        $59,956        $65,058
                                                            -=======       ========        =======        =======

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI  CLASSIC  FIXED  INCOME  FUNDS  FOR  THE  PERIOD  ENDED  NOVEMBER  30,  2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
(UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                         NET ASSET              NET REALIZED AND             DIVIDENDS                                  TOTAL
                           VALUE,       NET     UNREALIZED GAINS   TOTAL      FROM NET   DISTRIBUTIONS                DIVIDENDS
                         BEGINNING   INVESTMENT     (LOSSES)       FROM      INVESTMENT  FROM REALIZED   TAX RETURN      AND
                         OF PERIOD     INCOME    ON INVESTMENTS  OPERATIONS    INCOME     CAPITAL GAINS   OF CAPITAL  DISTRIBUTIONS
                        ----------   --------- ---------------- ------------ ----------   -------------   ----------  -------------
FLORIDA TAX-EXEMPT BOND FUND
T Shares
           2003*          $11.69      $0.17(1)     $(0.29)(1)     $(0.12)      $(0.17)       $   --          $   --     $(0.17)
           2003            10.95       0.40          0.79           1.19        (0.40)        (0.05)             --      (0.45)
           2002            10.79       0.40          0.22           0.62        (0.40)        (0.06)             --      (0.46)
           2001            10.06       0.44          0.73           1.17        (0.44)           --              --      (0.44)
           2000            10.59       0.44         (0.49)         (0.05)       (0.44)        (0.04)             --      (0.48)
           1999            10.72       0.42         (0.02)          0.40        (0.42)        (0.11)             --      (0.53)
A Shares
           2003*          $11.69      $0.16(1)     $(0.30)(1)     $(0.14)      $(0.16)       $   --          $   --     $(0.16)
           2003            10.95       0.38          0.79           1.17        (0.38)        (0.05)             --      (0.43)
           2002            10.79       0.38          0.22           0.60        (0.38)        (0.06)             --      (0.44)
           2001            10.07       0.42          0.72           1.14        (0.42)        --                 --      (0.42)
           2000            10.60       0.42         (0.49)         (0.07)       (0.42)        (0.04)             --      (0.46)
           1999            10.72       0.40         (0.01)          0.39        (0.40)        (0.11)             --      (0.51)
L Shares
           2003*          $11.71      $0.13(1)     $(0.29)(1)     $(0.16)      $(0.13)       $   --          $   --     $(0.13)
           2003            10.97       0.32          0.79           1.11        (0.32)        (0.05)             --      (0.37)
           2002            10.81       0.32          0.22           0.54        (0.32)        (0.06)             --      (0.38)
           2001            10.09       0.37          0.72           1.09        (0.37)           --              --      (0.37)
           2000            10.62       0.36         (0.49)         (0.13)       (0.36)        (0.04)             --      (0.40)
           1999            10.74       0.35         (0.01)          0.34        (0.35)        (0.11)             --      (0.46)
GEORGIA TAX-EXEMPT BOND FUNDS
T Shares
           2003*          $10.89      $0.18(1)     $(0.26)(1)     $(0.08)      $(0.18)       $   --          $   --     $(0.18)
           2003            10.29       0.38          0.60           0.98        (0.38)           --              --      (0.38)
           2002            10.10       0.39          0.19           0.58        (0.39)           --              --      (0.39)
           2001             9.50       0.40          0.60           1.00        (0.40)           --              --      (0.40)
           2000            10.03       0.40         (0.49)         (0.09)       (0.40)        (0.04)             --      (0.44)
           1999            10.11       0.39         (0.06)          0.33        (0.39)        (0.02)             --      (0.41)
A Shares
           2003*          $10.90      $0.16(1)     $(0.25)(1)     $(0.09)      $(0.16)       $   --          $   --     $(0.16)
           2003            10.31       0.35          0.59           0.94        (0.35)           --              --      (0.35)
           2002            10.12       0.37          0.19           0.56        (0.37)           --              --      (0.37)
           2001             9.51       0.38          0.61           0.99        (0.38)           --              --      (0.38)
           2000            10.05       0.38         (0.50)         (0.12)       (0.38)        (0.04)             --      (0.42)
           1999            10.13       0.37         (0.06)          0.31        (0.37)        (0.02)             --      (0.39)
L Shares
           2003*          $10.90      $0.14(1)     $(0.26)(1)     $(0.12)      $(0.14)       $   --          $   --     $(0.14)
           2003            10.30       0.30          0.60           0.90        (0.30)           --              --      (0.30)
           2002            10.11       0.32          0.19           0.51        (0.32)           --              --      (0.32)
           2001             9.51       0.33          0.60           0.93        (0.33)           --              --      (0.33)
           2000            10.04       0.33         (0.49)         (0.16)       (0.33)        (0.04)             --      (0.37)
           1999            10.12       0.32         (0.06)          0.26        (0.32)        (0.02)             --      (0.34)
HIGH INCOME FUND (A)
T Shares
           2003*          $ 7.16      $0.30(1)     $ 0.36(1)      $ 0.66       $(0.30)       $   --          $   --     $(0.30)
           2003             7.25       0.61         (0.09)          0.52        (0.61)           --              --      (0.61)
           2002(2)          7.37       0.39         (0.12)          0.27        (0.39)           --              --      (0.39)
A Shares
           2003(3)*       $ 7.39      $0.03++(1)   $ 0.15++(1)    $ 0.18       $(0.05)       $   --          $   --     $(0.05)
L Shares
           2003*          $ 7.16      $0.28(1)     $ 0.36(1)      $ 0.64       $(0.28)       $   --          $   --     $(0.28)
           2003             7.25       0.57         (0.09)          0.48        (0.57)           --              --       0.57)
           2002             7.69       0.55         (0.44)          0.11        (0.55)           --              --      (0.55)
           2001             7.88       0.55         (0.19)          0.36        (0.55)           --              --      (0.55)
           2000(4)          7.98       0.09         (0.10)         (0.01)       (0.09)           --              --      (0.09)
For the years ended March 31:
           2000             9.77       0.87         (1.85)         (0.98)       (0.81)           --              --      (0.81)
           1999             9.99       0.51          0.04           0.55        (0.57)        (0.15)          (0.05)     (0.77)





                                                                                                           RATIO OF
                                                                                      RATIO OF           EXPENSES TO
                       NET ASSET                 NET ASSETS,     RATIO OF NET       NET INVESTMENT    AVERAGE NET ASSETS  PORTFOLIO
                       VALUE, END     TOTAL       END OF         EXPENSES TO          INCOME TO      (EXCLUDING WAIVERS   TURNOVER
                       OF PERIOD     RETURN+    PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)    RATE
                      -----------   ---------   -----------   ------------------  ------------------  ------------------  ----------
FLORIDA TAX-EXEMPT BOND FUND
T Shares
           2003*        $11.39        (1.10)%     $170,790           0.71%              2.96%                0.75%           30%
           2003          11.69        11.13        147,423           0.71               3.54                 0.75            62
           2002          10.95         5.88        120,885           0.71               3.65                 0.76            91
           2001          10.79        11.84        107,867           0.71               4.19                 0.76            59
           2000          10.06        (0.48)        93,040           0.67               4.25                 0.78            88
           1999          10.59         3.72        118,609           0.67               3.90                 0.77            72
A Shares
           2003*        $11.39        (1.21)%     $  5,903           0.92%              2.76%                1.12%           30%
           2003          11.69        10.89          8,191           0.92               3.29                 1.13            62
           2002          10.95         5.66          2,935           0.92               3.44                 1.37            91
           2001          10.79        11.50          2,747           0.91               4.00                 1.38            59
           2000          10.07        (0.68)         2,875           0.87               4.05                 1.36            88
           1999          10.60         3.62          3,799           0.87               3.71                 1.31            72
L Shares
           2003*        $11.42        (1.37)%     $ 30,627           1.42%              2.26%                1.80%           30%
           2003          11.71        10.32         40,241           1.42               2.81                 1.80            62
           2002          10.97         5.15         21,897           1.42               2.93                 1.84            91
           2001          10.81        10.95         12,806           1.41               3.49                 1.89            59
           2000          10.09        (1.17)         9,791           1.37               3.54                 1.89            88
           1999          10.62         3.13         14,762           1.37               3.21                 1.88            72
GEORGIA TAX-EXEMPT BOND FUND
T Shares
           2003*        $10.63        (0.75)%     $102,039           0.71%              3.30%                0.76%           50%
           2003          10.89         9.64         98,866           0.71               3.55                 0.76            17
           2002          10.29         5.81         91,356           0.71               3.79                 0.76            23
           2001          10.10        10.67         85,880           0.71               4.03                 0.77            21
           2000           9.50        (0.90)        81,160           0.67               4.13                 0.77            19
           1999          10.03         3.33         87,452           0.67               3.87                 0.78            12
A Shares
           2003*        $10.65        (0.76)%     $  2,764           0.92%              3.11%                1.36%           50%
           2003          10.90         9.29          2,630           0.92               3.34                 1.41            17
           2002          10.31         5.58          2,844           0.92               3.58                 1.36            23
           2001          10.12        10.56          2,901           0.91               3.83                 1.42            21
           2000           9.51        (1.26)         2,458           0.87               3.93                 1.40            19
           1999          10.05         3.13          3,676           0.87               3.67                 1.25            12
L Shares
           2003*        $10.64        (1.11)%     $ 16,791           1.42%              2.59%                1.83%           50%
           2003          10.90         8.86         16,591           1.42               2.84                 1.84            17
           2002          10.30         5.07         14,269           1.42               3.08                 1.84            23
           2001          10.11         9.92         14,079           1.41               3.33                 1.89            21
           2000           9.51        (1.59)         8,827           1.37               3.43                 1.95            19
           1999          10.04         2.63         13,358           1.37               3.19                 1.89            12
HIGH INCOME FUND (A
T Shares
           2003*        $ 7.51         9.31%      $ 91,749           0.76%              8.29%                0.91%           19%
           2003           7.16         8.19        100,852           0.78               8.95                 0.93            20
           2002(2)        7.25         3.70         28,767           0.82               8.27                 0.97            59
A Shares
           2003(3)*     $ 7.52         2.47%      $  1,029           1.12%              4.93%                1.27%           19%
L Shares
           2003*        $ 7.52         9.11%      $ 87,461           1.40%              7.62%                1.98%           19%
           2003           7.16         7.52         64,418           1.40               8.43                 2.00            20
           2002           7.25         1.46         46,864           1.40               7.35                 2.02            59
           2001           7.69         4.74         19,875           1.40               6.88                 2.13            10
           2000(4)        7.88        (0.13)         3,075           1.40               6.57                 2.83            --
For the years ended March 31:
           2000           7.98       (10.84)         2,032           1.73               8.94                 2.95            24
           1999           9.77         5.64          7,230           1.91               5.09                 2.22            95

  * For the six month period ended November 30, 2003. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations.
(1) Per share data was calculated using the average shares method.
(2) T shares commenced operations on October 3, 2001. All ratios for the period have been annualized.
(3) A shares commenced operations on October 27, 2003. All ratios for the period have been annualized.
(4) For the two month period ended May 31, 2000. All ratios for the period have been annualized.
(A) On March 28, 2000, the ESC Strategic Income Fund exchanged all of its assets and liabilities for shares of the High
    Income Fund. The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 28, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.

Amounts designated as "--"  are either $0 or have been rounded to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

56 & 57

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI  CLASSIC  FIXED  INCOME  FUNDS  FOR  THE  PERIOD  ENDED  NOVEMBER  30,  2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
FOR A SHARE  OUTSTANDING  THROUGHOUT THE PERIODS

                    NET ASSET                  NET REALIZED AND                 DIVIDENDS                       TOTAL
                      VALUE,          NET      UNREALIZED GAINS      TOTAL       FROM NET   DISTRIBUTIONS    DIVIDENDS     NET ASSET
                     BEGINNING    INVESTMENT       (LOSSES)          FROM       INVESTMENT  FROM REALIZED       AND       VALUE, END
                     OF PERIOD      INCOME      ON INVESTMENTS    OPERATIONS      INCOME    CAPITAL GAINS  DISTRIBUTIONS   OF PERIOD
                    ----------    ----------   ----------------  ------------  -----------  -------------  -------------  ----------
INVESTMENT GRADE BOND FUND
T Shares
           2003*       $10.94      $0.16(1)       $(0.40)(1)       $(0.24)        $(0.19)       $   --        $(0.19)     $10.51
           2003         10.24       0.40            0.76             1.16          (0.46)           --         (0.46)      10.94
           2002         10.23       0.51            0.01             0.52          (0.51)           --         (0.51)      10.24
           2001          9.58       0.61            0.65             1.26          (0.61)           --         (0.61)      10.23
           2000         10.36       0.61           (0.78)           (0.17)         (0.61)           --         (0.61)       9.58
           1999         10.65       0.56           (0.11)            0.45          (0.56)        (0.18)        (0.74)      10.36
A Shares
           2003*       $10.94      $0.14(1)       $(0.40)(1)       $(0.26)        $(0.17)       $   --        $(0.17)     $10.51
           2003         10.24       0.38            0.74             1.12          (0.42)           --         (0.42)      10.94
           2002         10.23       0.48            0.01             0.49          (0.48)           --         (0.48)      10.24
           2001          9.58       0.57            0.65             1.22          (0.57)           --         (0.57)      10.23
           2000         10.36       0.57           (0.78)           (0.21)         (0.57)           --         (0.57)       9.58
           1999         10.65       0.52           (0.11)            0.41          (0.52)        (0.18)        (0.70)      10.36
L Shares
           2003*       $10.95      $0.12(1)       $(0.42)(1)       $(0.30)        $(0.14)       $   --        $(0.14)     $10.51
           2003         10.25       0.31            0.76             1.07          (0.37)           --         (0.37)      10.95
           2002         10.24       0.42            0.01             0.43          (0.42)           --         (0.42)      10.25
           2001          9.59       0.53            0.65             1.18          (0.53)           --         (0.53)      10.24
           2000         10.37       0.52           (0.78)           (0.26)         (0.52)           --         (0.52)       9.59
           1999         10.66       0.47           (0.11)            0.36          (0.47)        (0.18)        (0.65)      10.37
INVESTMENT GRADE TAX EXEMPT BOND FUND
T Shares
           2003*       $12.01      $0.14(1)       $(0.16)(1)       $(0.02)        $(0.14)       $   --        $(0.14)     $11.85
           2003         11.57       0.30            0.90             1.20          (0.30)        (0.46)        (0.76)      12.01
           2002         11.38       0.34            0.46             0.80          (0.34)        (0.27)        (0.61)      11.57
           2001         10.67       0.44            0.71             1.15          (0.44)           --         (0.44)      11.38
           2000         11.10       0.43           (0.29)            0.14          (0.43)        (0.14)        (0.57)      10.67
           1999         11.40       0.43            0.10             0.53          (0.43)        (0.40)        (0.83)      11.10
A Shares
           2003*       $12.03      $0.11(1)       $(0.16)(1)       $(0.05)        $(0.11)       $   --        $(0.11)     $11.87
           2003         11.58       0.25            0.91             1.16          (0.25)        (0.46)        (0.71)      12.03
           2002         11.39       0.29            0.46             0.75          (0.29)        (0.27)        (0.56)      11.58
           2001         10.68       0.40            0.71             1.11          (0.40)           --         (0.40)      11.39
           2000         11.12       0.39           (0.30)            0.09          (0.39)        (0.14)        (0.53)      10.68
           1999         11.41       0.38            0.11             0.49          (0.38)        (0.40)        (0.78)      11.12
L Shares
           2003*       $12.01      $0.09(1)       $(0.16)(1)       $(0.07)        $(0.09)       $   --        $(0.09)     $11.85
           2003         11.57       0.20            0.90             1.10          (0.20)        (0.46)        (0.66)      12.01
           2002         11.38       0.24            0.46             0.70          (0.24)        (0.27)        (0.51)      11.57
           2001         10.67       0.34            0.71             1.05          (0.34)           --         (0.34)      11.38
           2000         11.10       0.34           (0.29)            0.05          (0.34)        (0.14)        (0.48)      10.67
           1999         11.40       0.33            0.10             0.43          (0.33)        (0.40)        (0.73)      11.10
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
T Shares
           2003*       $10.59      $0.10(1)       $(0.27)(1)       $(0.17)        $(0.14)       $   --        $(0.14)     $10.28
           2003         10.31       0.29(1)         0.42(1)          0.71          (0.42)        (0.01)        (0.43)      10.59
           2002         10.01       0.43            0.32             0.75          (0.43)        (0.02)        (0.45)      10.31
           2001          9.62       0.55            0.39             0.94          (0.55)           --         (0.55)      10.01
           2000          9.94       0.55           (0.32)            0.23          (0.55)           --         (0.55)       9.62
           1999         10.12       0.54           (0.06)            0.48          (0.54)        (0.12)        (0.66)       9.94
A Shares
           2003*       $10.57      $0.09(1)       $(0.27)(1)       $(0.18)        $(0.13)       $   --        $(0.13)     $10.26
           2003         10.29       0.24(1)         0.44(1)          0.68          (0.39)        (0.01)        (0.40)      10.57
           2002         10.00       0.40            0.31             0.71          (0.40)        (0.02)        (0.42)      10.29
           2001          9.60       0.53            0.40             0.93          (0.53)           --         (0.53)      10.00
           2000          9.93       0.52           (0.33)            0.19          (0.52)           --         (0.52)       9.60
           1999         10.11       0.51           (0.06)            0.45          (0.51)        (0.12)        (0.63)       9.93
L Shares
           2003*       $10.59      $0.07(1)       $(0.27)(1)       $(0.20)        $(0.11)       $   --        $(0.11)     $10.28
           2003         10.31       0.21(1)         0.43(1)          0.64          (0.35)        (0.01)        (0.36)      10.59
           2002         10.02       0.37            0.31             0.68          (0.37)        (0.02)        (0.39)      10.31
           2001          9.62       0.50            0.40             0.90          (0.50)           --         (0.50)      10.02
           2000          9.94       0.49           (0.32)            0.17          (0.49)           --         (0.49)       9.62
           1999         10.12       0.48           (0.06)            0.42          (0.48)        (0.12)        (0.60)       9.94


                                                                                                       RATIO OF
                                                                                  RATIO OF           EXPENSES TO
                                        NET ASSETS,         RATIO OF NET       NET INVESTMENT     AVERAGE NET ASSETS   PORTFOLIO
                        TOTAL             END OF            EXPENSES TO          INCOME TO       (EXCLUDING WAIVERS    TURNOVER
                       RETURN+         PERIOD (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS   AND REIMBURSEMENTS)    RATE
                      ---------       --------------    ------------------   ------------------   ------------------- -----------
INVESTMENT GRADE BOND FUND
T Shares
           2003*        (2.22)%         $   679,803             0.81%               3.10%                0.83%             70%
           2003         11.61               821,342             0.81                3.92                 0.83             137
           2002          5.18               886,471             0.81                4.81                 0.83             123
           2001         13.55               860,073             0.81                6.17                 0.84             131
           2000         (1.76)              998,596             0.77                6.05                 0.84             202
           1999          4.25             1,149,068             0.77                5.25                 0.85             221
A Shares
           2003*        (2.41)%         $    33,704             1.22%               2.70%                1.37%             70%
           2003         11.16                34,874             1.22                3.45                 1.38             137
           2002          4.81                20,825             1.22                4.40                 1.40             123
           2001         13.09                21,244             1.21                5.77                 1.42             131
           2000         (2.17)               22,553             1.17                5.60                 1.37             202
           1999          3.86                34,913             1.17                4.87                 1.36             221
L Shares
           2003*        (2.74)%         $    31,327             1.71%               2.21%                1.99%             70%
           2003         10.61                37,810             1.71                3.01                 1.97             137
           2002          4.27                36,200             1.71                3.90                 1.96             123
           2001         12.54                25,791             1.70                5.24                 1.99             131
           2000         (2.63)               20,056             1.66                5.14                 1.99             202
           1999          3.35                26,020             1.66                4.40                 2.00             221
INVESTMENT GRADE TAX-EXEMPT BOND FUND
T Shares
           2003*        (0.16)%         $   199,783             0.81%               2.35%                0.84%            129%
           2003         10.80               185,485             0.81                2.57                 0.84             329
           2002          7.15               149,200             0.81                2.93                 0.84             311
           2001         10.93               134,139             0.81                3.93                 0.85             285
           2000          1.41               117,384             0.77                3.98                 0.83             226
           1999          4.67               154,123             0.77                3.75                 0.87             224
A Shares
           2003*        (0.37)%         $    20,905             1.22%               1.93%                1.37%            129%
           2003         10.42                21,756             1.22                2.16                 1.36             329
           2002          6.71                20,436             1.22                2.51                 1.36             311
           2001         10.48                18,601             1.21                3.54                 1.37             285
           2000          0.90                19,443             1.17                3.59                 1.33             226
           1999          4.35                25,195             1.17                3.36                 1.32             224
L Shares
           2003*        (0.61)%         $    29,111             1.70%               1.46%                1.91%            129%
           2003          9.82                32,684             1.70                1.68                 1.91             329
           2002          6.21                24,587             1.70                2.03                 1.92             311
           2001          9.97                20,010             1.69                3.04                 1.96             285
           2000          0.52                14,678             1.65                3.11                 1.95             226
           1999          3.78                16,518             1.65                2.86                 2.03             224
LIMITED-TERM FEDERAL MORTGAGE SECUITIES FUND
T Shares
           2003*        (1.61)%         $   467,378             0.70%               1.96%                0.75%             68%
           2003          6.99               320,718             0.70                2.79                 0.75             117
           2002          7.53               164,624             0.70                3.72                 0.75             410
           2001         10.02               107,674             0.70                5.62                 0.76             532
           2000          2.33               125,355             0.67                5.60                 0.79             384
           1999          4.75               135,256             0.67                5.28                 0.77             379
A Shares
           2003*        (1.74)%         $    11,120             0.96%               1.72%                1.14%             68%
           2003          6.72                13,668             0.96                2.33                 1.20             117
           2002          7.16                 1,578             0.96                3.50                 2.06             410
           2001          9.84                   849             0.95                5.39                 2.28             532
           2000          1.93                 1,194             0.92                5.31                 1.09             384
           1999          4.47                 2,214             0.92                5.03                 1.52             379
L Shares
           2003*        (1.91)%         $   122,274             1.31%               1.36%                1.81%             68%
           2003          6.33               166,211             1.31                1.97                 1.80             117
           2002          6.83                15,930             1.31                2.88                 1.98             410
           2001          9.50                 3,452             1.30                4.99                 2.60             532
           2000          1.71                 1,706             1.27                4.97                 2.38             384
           1999          4.14                 2,119             1.27                4.69                 2.42             379

  * For the six month period ended November 30, 2003. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
    Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Per share data was calculated using the average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

58 & 59


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI  CLASSIC  FIXED  INCOME  FUNDS  FOR  THE  PERIOD  ENDED  NOVEMBER  30,  2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
(UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                       NET ASSET               NET REALIZED AND               DIVIDENDS                     TOTAL
                         VALUE,       NET      UNREALIZED GAINS     TOTAL      FROM NET   DISTRIBUTIONS    DIVIDENDS    NET ASSET
                       BEGINNING   INVESTMENT     (LOSSES)          FROM      INVESTMENT  FROM REALIZED      AND        VALUE, END
                       OF PERIOD     INCOME     ON INVESTMENTS    OPERATIONS   INCOME     CAPITAL GAINS  DISTRIBUTIONS  OF PERIOD
                       ---------   ----------  ----------------   ----------  ----------  -------------  -------------  ----------
MARYLAND MUNICIPAL BOND FUND (A)
T Shares
           2003*        $10.94      $0.18(1)       $(0.24)(1)      $(0.06)     $(0.18)       $   --         $(0.18)       $10.70
           2003          10.32       0.37            0.63            1.00       (0.37)        (0.01)         (0.38)        10.94
           2002          10.12       0.38            0.20            0.58       (0.38)           --          (0.38)        10.32
           2001           9.46       0.42            0.66            1.08       (0.42)           --          (0.42)        10.12
           2000          10.06       0.42           (0.60)          (0.18)      (0.42)           --          (0.42)         9.46
           1999 (2)      10.22       0.20           (0.15)           0.05       (0.20)        (0.01)         (0.21)        10.06
For the year ended November 30:
           1998           9.95       0.42            0.27            0.69       (0.42)           --          (0.42)        10.22
L Shares
           2003*        $10.96      $0.13(1)       $(0.24)(1)      $(0.11)     $(0.13)       $   --         $(0.13)       $10.72
           2003          10.34       0.27            0.63            0.90       (0.27)        (0.01)         (0.28)        10.96
           2002          10.14       0.29            0.20            0.49       (0.29)           --          (0.29)        10.34
           2001           9.48       0.33            0.66            0.99       (0.33)           --          (0.33)        10.14
           2000          10.08       0.33           (0.60)          (0.27)      (0.33)           --          (0.33)         9.48
           1999 (2)      10.24       0.15           (0.15)             --       (0.15)        (0.01)         (0.16)        10.08
For the year ended November 30:
           1998           9.96       0.33            0.28            0.61       (0.33)           --          (0.33)        10.24
SHORT-TERM BOND FUND
T Shares
           2003*        $10.04      $0.13(1)       $(0.12)(1)      $ 0.01      $(0.13)       $   --         $(0.13)       $ 9.92
           2003          10.01       0.33            0.03            0.36       (0.33)           --          (0.33)        10.04
           2002          10.04       0.46           (0.03)           0.43       (0.46)           --          (0.46)        10.01
           2001           9.65       0.56            0.39            0.95       (0.56)           --          (0.56)        10.04
           2000           9.91       0.53           (0.25)           0.28       (0.53)        (0.01)         (0.54)         9.65
           1999          10.05       0.51           (0.10)           0.41       (0.52)        (0.03)         (0.55)         9.91
A Shares
           2003*        $10.07      $0.12(1)       $(0.12)(1)      $   --      $(0.12)       $   --         $(0.12)       $ 9.95
           2003          10.04       0.31            0.03            0.34       (0.31)           --          (0.31)        10.07
           2002          10.06       0.44           (0.02)           0.42       (0.44)           --          (0.44)        10.04
           2001           9.67       0.54            0.39            0.93       (0.54)           --          (0.54)        10.06
           2000           9.93       0.51           (0.25)           0.26       (0.51)        (0.01)         (0.52)         9.67
           1999          10.07       0.49           (0.10)           0.39       (0.50)        (0.03)         (0.53)         9.93
L Shares
           2003*        $10.06      $0.10(1)       $(0.12)(1)      $(0.02)     $(0.10)       $   --         $(0.10)       $ 9.94
           2003          10.03       0.28            0.03            0.31       (0.28)           --          (0.28)        10.06
           2002          10.06       0.40           (0.03)           0.37       (0.40)           --          (0.40)        10.03
           2001           9.67       0.52            0.39            0.91       (0.52)           --          (0.52)        10.06
           2000           9.93       0.48           (0.25)           0.23       (0.48)        (0.01)         (0.49)         9.67
           1999          10.07       0.47           (0.11)           0.36       (0.47)        (0.03)         (0.50)         9.93
SHORT-TERM U.S. TREASURY SECURITIES FUND
T Shares
           2003*        $10.36      $0.08(1)       $(0.09)(1)      $(0.01)     $(0.08)       $   --         $(0.08)       $10.27
           2003          10.20       0.22            0.22            0.44       (0.22)        (0.06)         (0.28)        10.36
           2002          10.13       0.37            0.10            0.47       (0.37)        (0.03)         (0.40)        10.20
           2001           9.85       0.49            0.28            0.77       (0.49)           --          (0.49)        10.13
           2000           9.95       0.46           (0.10)           0.36       (0.46)           --          (0.46)         9.85
           1999           9.97       0.47           (0.02)           0.45       (0.47)           --          (0.47)         9.95
A Shares
           2003*        $10.35      $0.07(1)       $(0.09)(1)      $(0.02)     $(0.07)       $   --         $(0.07)       $10.26
           2003          10.19       0.20            0.22            0.42       (0.20)        (0.06)         (0.26)        10.35
           2002          10.13       0.35            0.09            0.44       (0.35)        (0.03)         (0.38)        10.19
           2001           9.85       0.48            0.28            0.76       (0.48)           --          (0.48)        10.13
           2000           9.95       0.45           (0.10)           0.35       (0.45)           --          (0.45)         9.85
           1999           9.96       0.46           (0.01)           0.45       (0.46)           --          (0.46)         9.95
L Shares
           2003*        $10.34      $0.05(1)       $(0.09)(1)      $(0.04)     $(0.05)       $   --         $(0.05)       $10.25
           2003          10.18       0.17            0.22            0.39       (0.17)        (0.06)         (0.23)        10.34
           2002          10.11       0.33            0.10            0.43       (0.33)        (0.03)         (0.36)        10.18
           2001           9.83       0.46            0.28            0.74       (0.46)           --          (0.46)        10.11
           2000           9.93       0.42           (0.10)           0.32       (0.42)           --          (0.42)         9.83
           1999           9.94       0.44           (0.02)           0.42       (0.43)           --          (0.43)         9.93


                                                                                                      RATIO OF
                                                                               RATIO OF             EXPENSES TO
                                      NET ASSETS,     RATIO OF NET          NET INVESTMENT        AVERAGE NET ASSETS       PORTFOLIO
                          TOTAL         END OF         EXPENSES TO             INCOME TO         (EXCLUDING WAIVERS        TURNOVER
                        RETURN (+)    PERIOD (000)  AVERAGE NET ASSETS     AVERAGE NET ASSETS     AND REIMBURSEMENTS)         RATE
                      ------------   -------------  ------------------    --------------------   --------------------      ---------
MARYLAND MUNICIPAL BOND FUND (A)
T Shares
           2003*          (0.53)%       $ 28,594             0.72%               3.35%                   0.80%                 3%
           2003            9.85           30,501             0.70                3.47                    0.78                 31
           2002            5.80           33,668             0.71                3.69                    0.79                 45
           2001           11.59           26,526             0.72                4.16                    0.82                 42
           2000           (1.78)          26,176             0.68                4.24                    0.80                 14
           1999 (2)        0.48           29,658             0.70                3.83                    1.37                 19
For the year ended November 30:
           1998            7.03           19,115             0.62                4.11                    1.15                 12
L Shares
           2003*          (0.99)%       $ 24,821             1.64%               2.43%                   1.81%                 3%
           2003            8.81           29,556             1.64                2.52                    1.81                 31
           2002            4.84           23,215             1.64                2.75                    1.83                 45
           2001           10.59           12,090             1.63                3.24                    1.97                 42
           2000           (2.66)           6,212             1.59                3.34                    1.95                 14
           1999 (2)        0.05            7,723             1.59                2.94                    1.98                 19
For the year ended November 30:
           1998            6.17            3,246             1.57                3.16                    1.96                 12
SHORT-TERM BOND FUND
T Shares
           2003*           0.08%        $300,319             0.70%               2.51%                   0.75%                24%
           2003            3.70          302,708             0.70                3.34                    0.75                 89
           2002            4.29          305,884             0.70                4.48                    0.75                142
           2001           10.13          215,458             0.70                5.71                    0.76                 87
           2000            2.87          180,402             0.67                5.40                    0.76                 70
           1999            4.06          209,904             0.67                5.12                    0.77                108
A Shares
           2003*          (0.03)%        $ 7,677             0.91%               2.30%                   1.19%                24%
           2003            3.47            5,685             0.91                3.09                    1.28                 89
           2002            4.19            5,767             0.91                4.28                    1.26                142
           2001            9.90            4,176             0.90                5.47                    1.71                 87
           2000            2.67            1,446             0.87                5.20                    1.75                 70
           1999            3.88            1,825             0.87                4.92                    1.59                108
L Shares
           2003*          (0.20)%       $ 30,217             1.26%               1.95%                   1.85%                24%
           2003            3.11           32,608             1.26                2.74                    1.85                 89
           2002            3.75           26,392             1.26                3.89                    1.87                142
           2001            9.60           10,682             1.25                5.09                    2.17                 87
           2000            2.31            2,065             1.22                4.85                    2.41                 70
           1999            3.50            2,341             1.22                4.55                    2.33                108
SHORT-TERM U.S. TREASURY SECUITIES FUND
T Shares
           2003*          (0.14)%       $103,587             0.70%               1.47%                   0.76%                70%
           2003            4.31          121,617             0.69                2.07                    0.75                140
           2002            4.69          107,169             0.70                3.57                    0.76                117
           2001            8.02           88,398             0.71                4.95                    0.78                 87
           2000            3.75           72,570             0.67                4.70                    0.79                 50
           1999            4.59           56,027             0.67                4.69                    0.78                 57
A Shares
           2003*          (0.22)%       $ 16,862             0.86%               1.30%                   1.05%                70%
           2003            4.13           15,558             0.86                1.76                    1.07                140
           2002            4.44            4,735             0.86                3.36                    1.41                117
           2001            7.87            2,179             0.85                4.81                    1.56                 87
           2000            3.58            2,066             0.82                4.50                    1.44                 50
           1999            4.54            2,799             0.82                4.54                    1.34                 57
L Shares
           2003*          (0.34)%       $ 99,664             1.11%               1.06%                   1.81%                70%
           2003            3.88          127,757             1.11                1.59                    1.79                140
           2002            4.29           70,720             1.11                3.09                    1.81                117
           2001            7.67           27,861             1.10                4.45                    1.96                 87
           2000            3.34            5,391             1.07                4.26                    2.04                 50
           1999            4.32            4,931             1.07                4.22                    2.25                 57

  * For the six month period ended November 30, 2003. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
    Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Per share data was calculated using the average shares method.
(2) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Maryland Municipal Bond Fund exchanged all of its assets and certain liabilities for shares of the Maryland Municipal Bond Fund. The CrestFund Maryland Municipal Bond Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to
    May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


60 & 61


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI  CLASSIC  FIXED  INCOME  FUNDS  FOR  THE  PERIOD  ENDED  NOVEMBER  30,  2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
(UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                       NET ASSET               NET REALIZED AND               DIVIDENDS                     TOTAL
                         VALUE,       NET      UNREALIZED GAINS     TOTAL      FROM NET   DISTRIBUTIONS    DIVIDENDS    NET ASSET
                       BEGINNING   INVESTMENT     (LOSSES)          FROM      INVESTMENT  FROM REALIZED      AND        VALUE, END
                       OF PERIOD     INCOME     ON INVESTMENTS    OPERATIONS   INCOME     CAPITAL GAINS  DISTRIBUTIONS  OF PERIOD
                       ---------   ----------  ----------------  ------------ ----------  -------------  -------------  ----------
STRATEGIC INCOME FUND
T Shares
           2003*        $ 9.99      $0.28(1)      $(0.03)(1)        $ 0.25      $(0.28)       $   --        $(0.28)       $ 9.96
           2003           9.80       0.61           0.20              0.81       (0.62)           --         (0.62)         9.99
           2002(2)       10.00       0.27          (0.20)             0.07       (0.27)           --         (0.27)         9.80
A Shares
           2003*(3)     $ 9.93      $0.08++(1)    $ 0.04++(1)       $ 0.12      $(0.08)       $   --        $(0.08)       $ 9.97
L Shares
           2003*        $ 9.99      $0.26(1)      $(0.03)(1)        $ 0.23      $(0.26)       $   --        $(0.26)       $ 9.96
           2003           9.80       0.57           0.19              0.76       (0.57)           --         (0.57)         9.99
           2002(2)       10.00       0.25          (0.20)             0.05       (0.25)           --         (0.25)         9.80
U.S. GOVERNMENT SECURITIES
T Shares
           2003*        $10.93      $0.15(1)      $(0.37)(1)        $(0.22)     $(0.18)       $   --        $(0.18)       $10.53
           2003          10.47       0.44           0.51              0.95       (0.46)        (0.03)        (0.49)        10.93
           2002          10.38       0.54           0.26              0.80       (0.54)        (0.17)        (0.71)        10.47
           2001           9.86       0.58           0.52              1.10       (0.58)           --         (0.58)        10.38
           2000          10.28       0.58          (0.42)             0.16       (0.58)           --         (0.58)         9.86
           1999          10.46       0.59          (0.18)             0.41       (0.59)           --         (0.59)        10.28
A Shares
           2003*        $10.93      $0.13(1)      $(0.38)(1)        $(0.25)     $(0.15)       $   --        $(0.15)       $10.53
           2003          10.47       0.40           0.51              0.91       (0.42)        (0.03)        (0.45)        10.93
           2002          10.38       0.50           0.26              0.76       (0.50)        (0.17)        (0.67)        10.47
           2001           9.86       0.54           0.52              1.06       (0.54)           --         (0.54)        10.38
           2000          10.28       0.54          (0.42)             0.12       (0.54)           --         (0.54)         9.86
           1999          10.45       0.54          (0.17)             0.37       (0.54)           --         (0.54)        10.28
L Shares
           2003*        $10.93      $0.10(1)      $(0.37)(1)        $(0.27)     $(0.13)       $   --        $(0.13)       $10.53
           2003          10.48       0.34           0.50              0.84       (0.36)        (0.03)        (0.39)        10.93
           2002          10.38       0.45           0.27              0.72       (0.45)        (0.17)        (0.62)        10.48
           2001           9.86       0.49           0.52              1.01       (0.49)           --         (0.49)        10.38
           2000          10.28       0.49          (0.42)             0.07       (0.49)           --         (0.49)         9.86
           1999          10.46       0.49          (0.18)             0.31       (0.49)           --         (0.49)        10.28
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
T Shares
           2003*        $10.68      $0.17(1)      $(0.20)(1)        $(0.03)     $(0.17)       $   --        $(0.17)       $10.48
           2003          10.29       0.36           0.49              0.85       (0.36)        (0.10)        (0.46)        10.68
           2002          10.14       0.40           0.15              0.55       (0.40)           --         (0.40)        10.29
           2001           9.58       0.42           0.56              0.98       (0.42)           --         (0.42)        10.14
           2000          10.20       0.43          (0.57)            (0.14)      (0.43)        (0.05)        (0.48)         9.58
           1999(4)       10.44       0.21          (0.17)             0.04       (0.21)        (0.07)        (0.28)        10.20
For the year ended November 30:
           1998          10.31       0.45           0.17                --       (0.45)        (0.04)           --         10.44
A Shares
           2003*        $10.68      $0.17(1)      $(0.20)(1)        $(0.03)     $(0.17)       $   --        $(0.17)       $10.48
           2003          10.29       0.36           0.49              0.85       (0.36)        (0.10)        (0.46)        10.68
           2002          10.14       0.39           0.16              0.55       (0.40)           --         (0.40)        10.29
           2001           9.59       0.42           0.55              0.97       (0.42)           --         (0.42)        10.14
           2000          10.20       0.42          (0.56)            (0.14)      (0.42)        (0.05)        (0.47)         9.59
           1999(4)       10.45       0.22          (0.18)             0.04       (0.22)        (0.07)        (0.29)        10.20
For the year ended November 30:
           1998          10.31       0.46           0.17                --       (0.45)        (0.04)           --         10.45
VIRGINIA MUNICIPAL BOND FUND (A)
T Shares
           2003*        $11.07      $0.19(1)      $(0.22)(1)        $(0.03)     $(0.19)       $   --        $(0.19)       $10.85
           2003          10.48       0.39           0.62              1.01       (0.39)        (0.03)        (0.42)        11.07
           2002          10.29       0.41           0.19              0.60       (0.41)           --         (0.41)        10.48
           2001           9.64       0.45           0.65              1.10       (0.45)           --         (0.45)        10.29
           2000          10.43       0.45          (0.78)            (0.33)      (0.45)        (0.01)        (0.46)         9.64
           1999(4)       10.68       0.22          (0.19)             0.03       (0.22)        (0.06)        (0.28)        10.43
For the year ended November 30:
           1998          10.44       0.47           0.27                --       (0.47)        (0.03)           --         10.68
L Shares
           2003*        $11.13      $0.14(1)      $(0.23)(1)        $(0.09)     $(0.14)       $   --        $(0.14)       $10.91
           2003          10.53       0.29           0.63              0.92       (0.29)        (0.03)        (0.32)        11.13
           2002          10.34       0.31           0.19              0.50       (0.31)           --         (0.31)        10.53
           2001           9.68       0.35           0.66              1.01       (0.35)           --         (0.35)        10.34
           2000          10.48       0.36          (0.79)            (0.43)      (0.36)        (0.01)        (0.37)         9.68
           1999(4)       10.73       0.17          (0.18)            (0.01)      (0.18)        (0.06)        (0.24)        10.48
For the year ended November 30:
           1998          10.48       0.37           0.28                --       (0.37)        (0.03)           --         10.73


                                                                                                        RATIO OF
                                                                                  RATIO OF            EXPENSES TO
                                          NET ASSETS,      RATIO OF NET        NET INVESTMENT      AVERAGE NET ASSETS     PORTFOLIO
                              TOTAL         END OF         EXPENSES TO            INCOME TO        (EXCLUDING WAIVERS     TURNOVER
                            RETURN (+)    PERIOD (000)   VERAGE NET ASSETS    AVERAGE NET ASSETS    AND REIMBURSEMENTS)      RATE
                           -----------   -------------  -------------------   -------------------   -------------------   ----------
STRATEGIC INCOME FUND
T Shares
           2003*               2.59%        $ 64,114           0.89%                5.56%                 0.99%              51%
           2003                8.73           61,906           0.91                 6.39                  1.01               52
           2002(2)             0.74           43,717           0.94                 6.07                  1.04               43
A Shares
           2003*(3)            1.18%        $  2,438           1.15%                2.46%                 1.25%              51%
L Shares
           2003*               2.32%        $157,558           1.40%                5.02%                 2.00%              51%
           2003                8.16          129,965           1.43                 5.67                  2.04               52
           2002(2)             0.55           39,490           1.53                 5.49                  2.07               43
U.S. GOVERNMENT SECURITIES FUND
T Shares
           2003*              (2.05)%       $275,873           0.81%                2.82%                 0.84%             136%
           2003                9.25          258,585           0.81                 4.00                  0.84              150
           2002                7.90          168,609           0.82                 5.09                  0.85              262
           2001               11.41          148,666           0.81                 5.66                  0.85              207
           2000                1.63           85,420           0.77                 5.77                  0.84               29
           1999                3.90          102,167           0.77                 5.58                  0.88               19
A Shares
           2003*              (2.25)%       $  7,094           1.22%                2.40%                 1.47%             136%
           2003                8.79            9,333           1.22                 3.59                  1.45              150
           2002                7.47            8,483           1.22                 4.70                  1.40              262
           2001               10.95            6,617           1.21                 5.21                  1.83              207
           2000                1.19            1,407           1.17                 5.34                  2.14               29
           1999                3.56            2,534           1.17                 5.17                  1.60               19
L Shares
           2003*              (2.50)%       $ 27,939           1.73%                1.91%                 1.96%             136%
           2003                8.14           39,423           1.73                 3.10                  1.93              150
           2002                7.06           31,922           1.73                 4.17                  1.93              262
           2001               10.45           21,617           1.72                 4.71                  2.04              207
           2000                0.70            7,750           1.68                 4.85                  2.28               29
           1999                2.99           11,520           1.68                 4.66                  2.08               19
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
T Shares
           2003*              (0.26)%       $190,784           0.75%                3.24%                 0.75%               9%
           2003                8.43          206,432           0.75                 3.45                  0.75               30
           2002                5.52          191,406           0.75                 3.86                  0.75               33
           2001               10.39          194,849           0.73                 4.23                  0.75               32
           2000               (1.31)         202,209           0.76                 4.35                  0.76               18
           1999(4)             0.42          240,083           0.84                 4.12                  1.18               19
For the year ended November 30:
           1998                6.10          243,606           0.79                 4.33                  0.97               24
A Shares
           2003*              (0.28)%       $  9,274           0.79%                3.21%                 1.03%               9%
           2003                8.38           10,484           0.79                 3.40                  1.07               30
           2002                5.47            7,257           0.79                 3.82                  1.11               33
           2001               10.23            6,197           0.76                 4.20                  1.11               32
           2000               (1.24)           6,808           0.79                 4.33                  0.94               18
           1999(4)             0.35            7,706           0.79                 4.17                  0.93               19
For the year ended November 30:
           1998                6.19            7,899           0.79                 4.33                  0.94               24
VIRGINIA MUNICIPAL BOND
T Shares
           2003*              (0.24)%       $ 46,528           0.77%                3.52%                 0.77%              20%
           2003                9.86           48,102           0.77                 3.67                  0.77               18
           2002                5.90           56,586           0.77                 3.90                  0.77               38
           2001               11.51           56,573           0.77                 4.40                  0.78               60
           2000               (3.18)          48,980           0.74                 4.53                  0.79               19
           1999(4)             0.27           31,939           0.76                 4.20                  1.30                7
For the year ended November 30:
           1998                7.19           29,252           0.69                 4.41                  1.10               28
L Shares
           2003*              (0.70)%       $ 13,428           1.70%                2.59%                 1.86%              20%
           2003                8.89           16,956           1.70                 2.71                  1.85               18
           2002                4.93           13,428           1.70                 2.97                  1.88               38
           2001               10.58            7,983           1.69                 3.47                  2.00               60
           2000               (4.13)           5,367           1.65                 3.61                  2.08               19
           1999(4)            (0.16)           6,939           1.65                 3.32                  1.91                7
For the year ended November 30:
           1998                6.24            3,697           1.64                 3.46                  1.92               28

  * For the six month period ended November 30, 2003. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
    Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations.
(1) Per share data was calculated using the average shares method. (2) Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(3) A shares commenced operations on October 8, 2003. All ratios for the period have been annualized.
(4) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Virginia Intermediate Municipal Bond and the CrestFund Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Virginia Intermediate Municipal Bond and the Virginia Municipal
    Bond Funds, respectively. The CrestFund Virginia Intermediate Municipal Bond and the CrestFund Virginia Municipal Bond Funds
    are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


62 & 63

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS NOVEMBER 30, 2003


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 44 funds as of November 30, 2003. The financial statements presented herein are those of the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, High Income Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, U.S. Government Securities Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: T shares (formerly Trust shares), A shares (formerly Investor shares) and L shares (formerly Flex shares). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant  accounting  policies  followed by the
Trust:

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for equity securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm EST if an equity security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Securities for which current market quotations are not readily available, of which there are none at November 30, 2003, are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period.

     Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for A shares of the Florida Tax-Exempt Bond, the Georgia

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



     Tax-Exempt Bond, the High Income, the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Strategic Income, the U.S. Government Securities, and the Virginia Intermediate Municipal Bond Funds is equal to the net asset value per shares plus a sales load of 3.75%. The maximum offering price per share for A shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for A shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for A shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

     L Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% for either the net asset value of the shares at the time of purchase or the net asset value of the shares next calculated after the Fund receives the sale request, whichever is less. The CDSC will not apply to shares redeemed after such time.

     The Funds may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Funds isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

     The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Strategic Income Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

     The following forward foreign currency contracts were outstanding on November 30, 2003:

                                             IN
                            CONTRACTS TO   EXCHANGE    UNREALIZED
                              DELIVER        FOR      DEPRECIATION
     SETTLEMENT DATES          (000)        (000)        (000)
     ----------------       ------------  ---------   ------------
     FOREIGN CURRENCY SALES
     12/17/03  AUD              5,500       $3,972       $ (40)
     12/17/03  CAD              6,300        4,843         (76)
     12/17/03  EUR             11,500       13,778        (260)
     12/17/03  GBP              3,600        6,184         (90)
     12/17/03  SEK             27,500        3,637         (33)
                                                         ------
                                                         $(499)
                                                         ======
     CURRENCY LEGEND
     AUD -- Australian Dollar
     CAD -- Canadian Dollar
     EUR -- Euro Dollar
     GBP -- British Pound
     SEK -- Swedish Krona

     TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBApurchase commitments are valued at the current market value of

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003


     the underlying securities, generally according to the procedures described under "Security Valuation."

     MORTGAGE DOLLAR ROLLS -- The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

     The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     EXPENSES -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution and transfer agent fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Agreements and Other Transactions with Affiliates:

INVESTMENT ADVISORY AGREEMENT -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements dated May 29, 1992, and last amended September 4, 2003.

Under terms of the amended agreement, the Funds are charged the following annual fees based upon average daily net assets:
                                                                       MAXIMUM
                                                                        ANNUAL
                                                                       ADVISORY
                                                                         FEE
                                                                       ---------
Florida Tax-Exempt Bond Fund ..........................................  0.65%
Georgia Tax-Exempt Bond Fund ..........................................  0.65%
HighIncome Fund                                   . ...................  0.80%
Investment Grade Bond Fund ............................................  0.74%
Investment Grade Tax-Exempt Bond Fund .................................  0.74%
Limited-Term Federal Mortgage Securities Fund .........................  0.65%
Maryland Municipal Bond Fund ..........................................  0.65%
Short-Term Bond Fund ..................................................  0.65%
Short-Term U.S. Treasury Securities Fund ..............................  0.65%
Strategic Income Fund .................................................  0.85%
U.S. Government Securities Fund .......................................  0.74%
Virginia Intermediate Municipal Bond Fund .............................  0.65%
Virginia Municipal Bond Fund                      . ...................  0.65%

The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under the agreement for the T Shares of any Fund. With respect to the A Shares and L Shares, the

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



Distributor receives amounts, pursuant to a Distribution Plan and (in the case of L Shares) a Distribution and Service Plan, as outlined in the table below.
                                                                    MAXIMUM
                                                                    L SHARE
                                                                    DISTRI-
                                                         MAXIMUM    BUTION
                                                         A SHARE      AND
                                                         DISTRI-    SERVICE
                                                       BUTION FEE     FEE
                                                       ----------   -------
Florida Tax-Exempt Bond Fund ..........................   0.18%      1.00%
Georgia Tax-Exempt Bond Fund ..........................   0.18%      1.00%
HighIncome Fund .......................................   0.30%      1.00%
Investment Grade Bond Fund ............................   0.43%      1.00%
Investment Grade Tax-Exempt Bond Fund .................   0.43%      1.00%
Limited-Term Federal Mortgage Securities Fund .........   0.23%      1.00%
Maryland Municipal Bond Fund ..........................     --       1.00%
Short-Term Bond Fund ..................................   0.23%      1.00%
Short-Term U.S. Treasury Securities Fund ..............   0.18%      1.00%
Strategic Income Fund .................................   0.35%      1.00%
U.S. Government Securities Fund .......................   0.38%      1.00%
Virginia Intermediate Municipal Bond Fund .............   0.15%        --
Virginia Municipal Bond Fund ..........................     --       1.00%

The Distributor has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

TRANSFER AGENCY AGREEMENTS -- The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994, as amended April 16, 2003, under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly- owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent.


CUSTODIAN AGREEMENTS -- SunTrust Bank acts as custodian for all of the Funds except the Strategic Income Fund, which utilizes Brown Brothers Harriman & Co. as custodian. Custodians are paid on the basis of net assets and transaction costs of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

OTHER -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. As of October 24, 2003, this agreement was discontinued.

For the six months ended November 30, 2003, the following Funds paid the Distributor through a reduction in the yield earned by the Funds on those repurchase agreements:
                                                                         FEES
                                                                       --------
Florida Tax-Exempt Fund .............................................. $   888
High Income Fund .....................................................       3
Investment Grade Bond Fund ...........................................   3,180
Investment Grade Tax-Exempt Bond Fund ................................     888
Limited-Term Federal Mortgage Securities Fund ........................  12,842
U.S. Government Securities Fund ......................................   2,358

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the six month period ended November 30, 2003, the following Funds paid SunTrust Robinson Humphrey through a reduction in the yield earned by the Funds on those repurchase agreements:
                                                                          FEES
                                                                        -------
Florida Tax-Exempt Bond Fund .......................................... $   54
Investment Grade Tax-Exempt Bond Fund .................................    151
Limited-Term Federal Mortgage Securities Fund .........................  5,854
U.S. Government Securities Fund .......................................    959

4. Investment Transactions:
The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government securities, for the six months ended November 30, 2003, were as follows:
                                                           PURCHASES   SALES
                                                             (000)     (000)
                                                           --------- ---------
Florida Tax-Exempt Bond Fund ............................. $ 48,752  $ 61,600
Georgia Tax-Exempt Bond Fund .............................   57,303    54,116
High Income Fund .........................................   47,216    31,517
Investment Grade Bond Fund ...............................  217,787   292,830
Investment Grade Tax-Exempt Bond Fund ....................  241,794   244,020
Limited-Term Federal Mortgage Securities Fund ............    8,978        --
Maryland Municipal Bond Fund .............................    1,419     8,067
Short-Term Bond Fund .....................................   43,609    45,013
Strategic Income Fund ....................................   50,496    45,330
U.S. Government Securities Fund ..........................   20,692     1,062
Virginia Intermediate Municipal Bond Fund ................   16,944    27,397
Virginia Municipal Bond Fund .............................   11,216    13,521

The cost of purchases  and  proceeds  from sales of U.S.  Government  securities were:
                                                           PURCHASES   SALES
                                                             (000)     (000)
                                                           --------- ---------
Investment Grade Bond Fund ............................... $342,173  $360,922
Limited-Term Federal Mortgage Securities Fund ............  406,505   335,401
Short-Term Bond Fund .....................................   43,081    32,524
Short-Term U.S. Treasury Securiities Fund ................  154,981   162,140
Strategic Income Fund ....................................   89,508    62,779
U.S. Government Securities Fund ..........................  380,835   387,050

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



5. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed  net investment  income (loss),  or accumulated  net realized gain
(loss), as appropriate, in the period that the differences arise.

Post-October loss represents losses realized on investments from November 1, 2002, through November 30, 2003 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. The capital loss breakdown, as of May 31, 2003, is as follows (000):

                     EXPIRES   EXPIRES  EXPIRES   EXPIRES   EXPIRES   EXPIRES
                      2006      2007      2008      2009      2010      2011
                     -------   -------  -------   -------   -------   -------
Georgia
   Tax-Exempt
   Bond Fund         $ --      $ --      $ --     $   600     $--     $   --
High Income
   Fund                --        17       707          21      --        352
Investment Grade
   Bond Fund           --        --        --      30,672      --         --
Short-Term
   Bond Fund          271        --       946         987      --      9,217

At November 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                                       AGGREGATE     AGGREGATE
                          FEDERAL        GROSS         GROSS            NET
                            TAX       UNREALIZED     UNREALIZED      UNREALIZED
                           COST      APPRECIATION   DEPRECIATION   APPRECIATION
                           (000)         (000)         (000)           (000)
                         --------    ------------   ------------   ------------
 Florida Tax-Exempt
   Bond Fund             $199,293      $ 6,437        $  (292)          $6,145
 Georgia Tax-Exempt
   Bond Fund              117,683        6,017            (25)          5,992
 High Income Fund         199,152       10,904         (3,022)          7,882
 Investment Grade
   Bond Fund              920,996       13,426         (4,488)          8,938
 Investment Grade
   Tax-Exempt Bond
   Fund                   267,951        6,492           (279)          6,213
 Limited-Term Federal
   Mortgage Securities
   Fund                   658,428        4,461         (3,671)            790
 Maryland Municipal
   Bond Fund               50,591        2,187            (36)          2,151
 Short-Term Bond Fund     369,338        4,396           (535)          3,861
 Short-Term U.S. Treasury
   Securities Fund        218,629          717           (263)            454
 Strategic Income Fund    227,061        7,179         (3,691)         3,488
 U.S. Government
   Securities Fund        336,334        3,512         (1,709)          1,803
 Virginia Intermediate
   Municipal Bond
   Fund                   191,526        8,174            (53)          8,121
 Virginia Municipal
   Bond Fund               57,315        3,185            (26)          3,159

6. Concentrations/Risks:

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



The High Income and Strategic Income Funds' investment in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of a Fund's investment.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Maryland Municipal Bond, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds' concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Investment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond, and U.S. Government Securities Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a fund's average duration.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS   (continued)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003



7. Capital Share Transactions:

Capital Share Transactions for the Funds were as follows (000):

                                                       FLORIDA TAX-EXEMPT         GEORGIA TAX-EXEMPT
                                                            BOND FUND                  BOND FUND           HIGH INCOME FUND (1)
                                                      ---------------------      ---------------------     ---------------------
                                                      06/01/03-   06/01/02-      06/01/03-   06/01/02-     06/01/03-   06/01/02-
                                                      11/30/03    05/31/03       11/30/03    05/31/03      11/30/03    05/31/03
                                                      ---------   ---------      ---------   ---------     ---------   ---------
  T Shares:
    Shares Issued ...................................   4,223      3,571           1,027       2,200          2,538     11,360
    Shares Issued in Lieu of Cash Distributions .....      24         83              26          54            197        336
    Shares Redeemed .................................  (1,870)    (2,081)           (538)     (2,049)        (4,619)    (1,571)
                                                     --------   --------         -------    --------       --------   --------
  Net T Share Transactions ..........................   2,377      1,573             515         205         (1,884)    10,125
                                                     --------   --------         -------    --------       --------   --------
  A Shares:
    Shares Issued ...................................     146        875              94          42            142         --
    Shares Issued in Lieu of Cash Distributions .....       4         13               2           4             --         --
    Shares Redeemed .................................    (333)      (455)            (77)        (80)            (5)        --
                                                     --------   --------         -------    --------       --------   --------
  Net A Share Transactions ..........................    (183)       433              19         (34)           137         --
                                                     --------   --------         -------    --------       --------   --------
  L Shares:
    Shares Issued ...................................     348      2,231             201         478          4,168      4,824
    Shares Issued in Lieu of Cash Distributions .....      26         75              18          34            255        353
    Shares Redeemed .................................  (1,127)      (866)           (164)       (375)        (1,787)    (2,641)
                                                     --------   --------         -------    --------       --------   --------
  Net L Share Transactions ..........................    (753)     1,440              55         137          2,636      2,536
                                                     --------   --------         -------    --------       --------   --------
  Net Change in Capital Shares ......................   1,441      3,446             589         308            889     12,661
                                                     ========   ========         =======    ========       ========   ========

                                                          SHORT-TERM          SHORT-TERM U.S. TREASURY          STRATEGIC
                                                           BOND FUND               SECURITIES FUND           INCOME FUND (2)
                                                    ---------------------      ---------------------     ---------------------
                                                    06/01/03-   06/01/02-      06/01/03-   06/01/02-      06/01/03-  06/01/02-
                                                    11/30/03    05/31/03       11/30/03    05/31/03       11/30/03   05/31/03
                                                    ---------   ---------      ---------   ---------      ---------  ---------
  T Shares:
    Shares Issued ..................................   6,343     11,842             902       4,134          1,480       3,513
    Shares Issued in Lieu of Cash Distributions ....     124        291              14          63             33          63
    Shares Redeemed ................................  (6,345)   (12,539)         (2,573)     (2,965)        (1,270)     (1,840)
                                                    --------   --------        --------    --------       --------    --------
  Net T Share Transactions .........................     122       (406)         (1,657)      1,232            243       1,736
                                                    --------   --------        --------    --------       --------    --------
  A Shares:
    Shares Issued ..................................     461        780             539       1,894            253          --
    Shares Issued in Lieu of Cash Distributions ....       7         11               9          21             --          --
    Shares Redeemed ................................    (261)      (801)           (408)       (876)            (8)         --
                                                    --------   --------        --------    --------       --------    --------
  Net A Share Transactions .........................     207        (10)            140       1,039            245          --
                                                    --------   --------        --------    --------       --------    --------
  L Shares:
    Shares Issued ..................................     683      1,882           1,498       9,251          5,790      10,641
    Shares Issued in Lieu of Cash Distributions ....      25         60              50         200            278         273
    Shares Redeemed ................................    (909)    (1,333)         (4,185)     (4,041)        (3,255)     (1,940)
                                                    --------   --------        --------    --------       --------    --------
 Net L Share Transactions .........................     (201)       609          (2,637)      5,410          2,813       8,974
                                                    --------   --------        --------    --------       --------    --------
  Net Change in Capital Shares .....................     128        193          (4,154)      7,681          3,301      10,710
                                                    ========   ========        ========    ========       ========    ========

                                                         INVESTMENT GRADE             INVESTMENT GRADE TAX-
                                                             BOND FUND                  EXEMPT BOND FUND
                                                      -----------------------       -------------------------
                                                      06/01/03-     06/01/02-       06/01/03-       06/01/02-
                                                      11/30/03      05/31/03        11/30/03        05/31/03
                                                      ---------     ---------       ---------       ---------
  T Shares:
    Shares Issued ...................................   6,622        18,197           3,736            5,507
    Shares Issued in Lieu of Cash Distributions .....     551         1,450              29              300
    Shares Redeemed ................................. (17,526)      (31,144)         (2,350)          (3,260)
                                                     --------      --------        --------         --------
  Net T Share Transactions .......................... (10,353)      (11,497)          1,415            2,547
                                                     --------      --------        --------         --------
  A Shares:
    Shares Issued ...................................     670         2,253             209              341
    Shares Issued in Lieu of Cash Distributions .....      44            92              14               87
    Shares Redeemed .................................    (693)       (1,192)           (270)            (383)
                                                     --------      --------        --------         --------
  Net A Share Transactions ..........................      21         1,153             (47)              45
                                                     --------      --------        --------         --------
  L Shares:
    Shares Issued ...................................     519         2,045             281            1,177
    Shares Issued in Lieu of Cash Distributions .....      37           104              17              115
    Shares Redeemed ................................  (1,028)       (2,229)           (562)            (696)
                                                     --------      --------        --------         --------
  Net L Share Transactions ..........................    (472)          (80)           (264)             596
                                                     --------      --------        --------         --------
  Net Change in Capital Shares ...................... (10,804)      (10,424)          1,104            3,188
                                                     ========      ========        ========         ========

                                                        LIMITED-TERM FEDERAL              MARYLAND MUNICIPAL
                                                      MORTGAGE SECURITIES FUND                 BOND FUND
                                                      ------------------------          -----------------------
                                                      06/01/03-      06/01/02-          06/01/03-     06/01/02-
                                                      11/30/03       05/31/03           11/30/03      05/31/03
                                                      ---------      ---------          ---------     ---------
  T Shares:
    Shares Issued ....................................  20,123        21,614                257         1,826
    Shares Issued in Lieu of Cash Distributions ......     184           373                 13            28
    Shares Redeemed ..................................  (5,137)       (7,664)              (384)       (2,329)
                                                      --------      --------           --------      --------
  Net T Share Transactions ...........................  15,170        14,323               (114)         (475)
                                                      --------      --------           --------      --------
  A Shares:
    Shares Issued ....................................     435         1,808                 --            --
    Shares Issued in Lieu of Cash Distributions ......      13            22                 --            --
    Shares Redeemed ..................................    (658)         (690)                --            --
                                                      --------      --------           --------      --------
  Net A Share Transactions ...........................    (210)        1,140                 --            --
                                                      --------      --------           --------      --------
  L Shares:
    Shares Issued ....................................   2,161        15,321                320           886
    Shares Issued in Lieu of Cash Distributions ......     124           225                26             56
    Shares Redeemed ..................................  (6,090)       (1,396)              (726)         (491)
                                                      --------      --------           --------      --------
  Net L Share Transactions ...........................  (3,805)       14,150               (380)          451
                                                      --------      --------           --------      --------
  Net Change in Capital Shares .......................  11,155        29,613               (494)          (24)
                                                      ========      ========           ========      ========


                                                        U.S. GOVERNMENT
                                                       SECURITIES FUND              VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                                    -----------------------         ------------------------------------------
                                                    06/01/03-     06/01/02-              06/01/03-      06/01/02-
                                                    11/30/03      05/31/03               11/30/03       05/31/03
                                                    ---------     ---------              ---------      ---------
    Shares Issued ..................................   6,485         12,606                   808           2,707
    Shares Issued in Lieu of Cash Distributions ....     134            314                    10             159
    Shares Redeemed ................................  (4,081)        (5,359)               (1,941)         (2,131)
                                                    --------       --------              --------        --------
  Net T Share Transactions .........................   2,538          7,561                (1,123)            735
                                                    --------       --------              --------        --------
  A Shares:
    Shares Issued ..................................     791          1,551                   187             389
    Shares Issued in Lieu of Cash Distributions ....      10             24                    12              24
    Shares Redeemed ................................    (981)        (1,531)                 (296)           (136)
                                                    --------       --------              --------        --------
  Net A Share Transactions .........................    (180)            44                   (97)            277
                                                    --------       --------              --------        --------
  L Shares:
    Shares Issued ..................................     386          1,819                    --              --
    Shares Issued in Lieu of Cash Distributions ....      31            107                    --              --
    Shares Redeemed ................................  (1,369)        (1,367)                   --              --
                                                    --------       --------              --------        --------
  Net L Share Transactions .........................    (952)           559                    --              --
                                                    --------       --------              --------        --------
  Net Change in Capital Shares .....................   1,406          8,164                (1,220)          1,012
                                                    ========       ========              ========        ========


                                                     VIRGINIA MUNICIPAL BOND FUND
                                                    -----------------------------
                                                        06/01/03-     06/01/02-
                                                        11/30/03      05/31/03
                                                        ---------     ---------
  T Shares:
    Shares Issued ...................................      437           785
    Shares Issued in Lieu of Cash Distributions .....        3            17
    Shares Redeemed .................................     (497)       (1,061)
                                                       -------      --------
  Net T Share Transactions ..........................      (57)       (1,055)
                                                       -------      --------
  A Shares:
    Shares Issued ...................................       --            --
    Shares Issued in Lieu of Cash Distributions .....       --            --
    Shares Redeemed .................................       --            --
                                                       -------      --------
  Net A Share Transactions ..........................       --            --
                                                       -------      --------
  L Shares:
    Shares Issued ...................................      161           593
    Shares Issued in Lieu of Cash Distributions .....       13            29
    Shares Redeemed .................................     (467)         (373)
                                                       -------      --------
  Net L Share Transactions ..........................     (293)          249
                                                       -------      --------
  Net Change in Capital Shares ......................     (350)         (806)
                                                       =======      ===-====

(1) A SHARES  COMMENCED  OPERATIONS ON OCTOBER 27, 2003.
(2) A SHARES  COMMENCED OPERATIONS ON OCTOBER 8, 2003.

70 & 71

NOTES TO FINANCIAL STATEMENTS   (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  NOVEMBER 30, 2003                    (UNAUDITED)



8. Securities Lending:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust-Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations.

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

    STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.


                                                                 STI-SA-003-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                               SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds


By (Signature and Title)*                 /s/James F. Volk
                                          --------------------------------------
                                          James F. Volk, President

Date 01/23/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------------
                                          James F. Volk, President

Date 01/23/04


By (Signature and Title)*                 /s/ Jennifer E. Spratley
                                          --------------------------------------
                                          Jennifer E. Spratley, CFO

Date 01/23/04
* Print the name and title of each signing officer under his or her signature.